Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2019 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (37.7%)
Agency Adjustable Rate Mortgage (0.1%)
United States (0.1%)
Federal Home Loan Mortgage Corporation,
Conventional Pool:
12 Month USD LIBOR + 1.62%, 2.50%, 7/1/45	$179	$183

Agency Fixed Rate Mortgages (3.1%)
United States (3.1%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
3.50%, 1/1/44 – 4/1/49	1,899	1,963
4.50%, 1/1/49	193	199
6.50%, 5/1/32 – 7/1/32	39	43
7.50%, 5/1/35	4	4
Federal National Mortgage Association,
Conventional Pools:
3.50%, 3/1/47 – 3/1/49	467	481
4.00%, 4/1/45 – 4/1/49	1,331	1,393
4.50%, 3/1/41 – 11/1/44	235	249
5.00%, 1/1/41 – 3/1/41	625	676
6.00%, 1/1/38	4	5
6.50%, 12/1/29	12	14
7.00%, 2/1/31	65	67
7.50%, 8/1/37	8	9
July TBA:
3.00%, 7/1/34 – 7/1/49(a)	2,700	2,726
3.50%, 7/1/49 (a)	1,654	1,691
4.00%, 7/1/49 (a)	2,134	2,206
4.50%, 7/1/49 (a)	500	523
Government National Mortgage Association,
Various Pools:
4.00%, 8/20/41 – 11/20/42	343	363
5.00%, 2/20/49 – 3/20/49	647	675
5.50%, 8/15/39	41	44
		13,331
Asset-Backed Securities (0.3%)
United States (0.3%)
New Century Home Equity Loan Trust,
1 Month USD LIBOR + 1.35%, 3.75%, 3/25/33 (b)	205	210
NovaStar Mortgage Funding Trust,
1 Month USD LIBOR + 1.58%, 4.00%, 12/25/34 (b)	200	204
Renaissance Home Equity Loan Trust,
1 Month USD LIBOR + 0.76%, 3.16%, 12/25/32 (b)	235	236
SASCO Mortgage Loan Trust,
1 Month USD LIBOR + 2.18%, 4.58%, 5/25/34 (b)	360	363
United Auto Credit Securitization Trust,
4.26%, 5/10/23 (c)	250	254
		1,267
Collateralized Mortgage Obligation - Agency Collateral Series (0.0%)
United States (0.0%)
Federal Home Loan Mortgage Corporation,
2.79%, 1/25/22	75	76

2.97%, 10/25/21	86		87
IO REMIC
6.05% - 1 Month USD LIBOR, 3.66%, 4/15/39 (b)	42		3
			166
Commercial Mortgage-Backed Securities (0.4%)
United Kingdom (0.1%)
Taurus 2018-2 UK DAC,
3 Month GBP LIBOR + 1.10%, 1.96%, 5/22/28 (b)	GBP	250	317

United States (0.3%)
COMM Mortgage Trust,
3.28%, 1/10/46	$305		313
4.89%, 7/15/47 (b)(c)	152		149
JP Morgan Chase Commercial Mortgage Securities Trust,
4.39%, 7/15/46 (c)	98		101
UBS-Barclays Commercial Mortgage Trust,
3.53%, 5/10/63	255		264
WFRBS Commercial Mortgage Trust,
4.14%, 10/15/57 (b)(c)	362		341
5.19%, 9/15/46 (b)(c)	375		368
			1,536
			1,853
Corporate Bonds (12.5%)
Australia (0.6%)
Australia & New Zealand Banking Group Ltd.,
5.13%, 9/10/19	EUR	400	459
Commonwealth Bank of Australia,
1.75%, 11/7/19 (c)	$350		350
Macquarie Bank Ltd.,
6.63%, 4/7/21 (c)	270		288
Macquarie Group Ltd.,
4.15%, 3/27/24 (c)	125		130
National Australia Bank Ltd.,
0.63%, 8/30/23	EUR	375	437
Transurban Finance Co., Pty Ltd.,
2.00%, 8/28/25	350		434
Transurban Finance Co., Pty Ltd.,
4.13%, 2/2/26 (c)	$170		177
Woolworths Group Ltd.,
4.00%, 9/22/20 (c)	400		407
			2,682
Belgium (0.1%)
Anheuser-Busch InBev SA,
2.75%, 3/17/36	EUR	225	297

Canada (0.5%)
Province of Alberta Canada,
1.75%, 8/26/20	$850		847
Province of British Columbia Canada,
2.00%, 10/23/22	780		783
Royal Bank of Canada,
2.75%, 2/1/22	625		635
			2,265

Chile (0.1%)
Banco del Estado de Chile,
2.67%, 1/8/21 (c)		300	300

China (0.1%)
Baidu, Inc.,
2.88%, 7/6/22		200	201
Syngenta Finance N.V.,
4.44%, 4/24/23 (c)		200	208
			409
Colombia (0.2%)
Ecopetrol SA,
5.88%, 9/18/23		710	787

Denmark (0.1%)
Danske Bank A/S,
5.00%, 1/12/22 (c)		200	209

France (0.9%)
Air Liquide Finance SA,
1.75%, 9/27/21 (c)		200	197
Banque Federative du Credit Mutuel SA,
0.75%, 7/17/25	EUR	400	468
2.00%, 9/19/19		500	571
BNP Paribas SA,
1.13%, 6/11/26		485	569
3.80%, 1/10/24 (c)	$525		545
5.00%, 1/15/21		95	99
BPCE SA,
5.15%, 7/21/24 (c)		725	785
Danone SA,
1.69%, 10/30/19 (c)		475	474
TOTAL SA,
2.71%, 12/29/49 (d)	EUR	100	122
3.88%, 12/29/49 (d)		100	125
			3,955
Germany (1.0%)
Bayer US Finance II LLC,
3.88%, 12/15/23 (c)	$675		701
BMW US Capital LLC,
2.15%, 4/6/20 (c)		525	525
Daimler Finance North America LLC,
1.50%, 7/5/19 (c)		300	300
Deutsche Bank AG,
2.70%, 7/13/20		625	623
Deutsche Telekom International Finance BV,
3.60%, 1/19/27 (c)		475	487
Kreditanstalt fuer Wiederaufbau,
1.13%, 9/15/32	EUR	640	812
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen,
6.00%, 5/26/41		400	506
Siemens Financieringsmaatschappij N.V.,
1.30%, 9/13/19 (c)	$250		249
			4,203

Hong Kong (0.0%)
CK Hutchison International 16 Ltd.,
1.88%, 10/3/21 (c)	200		198

India (0.2%)
ONGC Videsh Vankorneft Pte Ltd.,
3.75%, 7/27/26	820		833

Israel (0.1%)
Teva Pharmaceutical Finance Netherlands III BV,
2.20%, 7/21/21	315		300

Italy (0.1%)
FCA Bank SpA,
1.38%, 4/17/20	EUR	250	288

Korea, Republic of (0.1%)
Korea Hydro & Nuclear Power Co., Ltd.,
3.75%, 7/25/23 (c)	$510		533

Malaysia (0.2%)
Petronas Capital Ltd.,
3.50%, 3/18/25 (c)	675		706

Netherlands (0.6%)
ABN AMRO Bank N.V.,
2.88%, 6/30/25	EUR	250	292
ASR Nederland N.V.,
5.00%, 9/30/24 (d)	425		548
Cooperatieve Rabobank UA,
3.95%, 11/9/22	$250		260
Series G
3.75%, 11/9/20	EUR	300	359
ING Bank N.V.,
5.80%, 9/25/23 (c)	$715		791
ING Groep N.V.,
1.38%, 1/11/28	EUR	400	477
			2,727
Saudi Arabia (0.1%)
Saudi Telecom Co.,
3.89%, 5/13/29 (c)	$400		413

Singapore (0.1%)
DBS Group Holdings Ltd.,
2.85%, 4/16/22 (c)	230		233

Spain (0.5%)
Banco Santander SA,
3.13%, 1/19/27	EUR	400	514
5.18%, 11/19/25	$600		653
CaixaBank SA,
0.75%, 4/18/23	EUR	400	464
Telefonica Emisiones SA,
4.71%, 1/20/20	300		351
			1,982
Sweden (0.1%)
Skandinaviska Enskilda Banken AB,
2.30%, 3/11/20	$525		525

Switzerland (0.2%)
Credit Suisse Group AG,
3.57%, 1/9/23 (c)		325	332
UBS Group Funding Switzerland AG,
3.49%, 5/23/23 (c)		700	718
			1,050
United Arab Emirates (0.0%)
ADCB Finance Cayman Ltd.,
4.00%, 3/29/23 (c)		200	209

United Kingdom (1.1%)
BP Capital Markets PLC,
2.50%, 11/6/22		275	277
HSBC Holdings PLC,
3.95%, 5/18/24		550	576
4.25%, 3/14/24		400	422
Lloyds Bank PLC,
6.50%, 3/24/20	EUR	450	535
Lloyds Banking Group PLC,
4.55%, 8/16/28	$375		404
Nationwide Building Society,
3.77%, 3/8/24 (c)		300	306
4.36%, 8/1/24 (c)		200	209
NGG Finance PLC,
5.63%, 6/18/73	GBP	200	276
Royal Bank of Scotland Group PLC,
3.88%, 9/12/23	$750		770
Standard Chartered PLC,
2.10%, 8/19/19 (c)		300	300
Vodafone Group PLC,
4.38%, 5/30/28		450	487
			4,562
United States (5.5%)
Abbott Laboratories,
3.40%, 11/30/23		87	91
Air Lease Corp.,
2.13%, 1/15/20		400	399
Altria Group, Inc.,
3.80%, 2/14/24		450	469
Amazon.com, Inc.,
2.80%, 8/22/24		525	543
American Express Credit Corp.,
MTN
2.20%, 3/3/20		375	375
Apple, Inc.,
2.50%, 2/9/22		700	709
AT&T, Inc.,
1.80%, 9/5/26	EUR	400	493
4.25%, 3/1/27	$325		349
4.50%, 3/9/48		91	93
5.15%, 2/15/50		100	111
Bank of America Corp.,
MTN
4.00%, 1/22/25		825	868
Bristol-Myers Squibb Co.,
3.40%, 7/26/29 (c)		500	524

Burlington Northern Santa Fe LLC,
4.55%, 9/1/44		195	226
Capital One Financial Corp.,
2.50%, 5/12/20		250	250
3.30%, 10/30/24		325	334
Capital One NA,
1.85%, 9/13/19		400	399
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.20%, 3/15/28		150	156
4.91%, 7/23/25		100	109
Chubb INA Holdings, Inc.,
0.88%, 6/15/27	EUR	100	115
Cigna Corp.,
3.75%, 7/15/23 (c)	$250		260
Citigroup, Inc.,
5.50%, 9/13/25		425	482
Coca-Cola Co. (The),
3.20%, 11/1/23		250	262
Constellation Brands, Inc.,
4.40%, 11/15/25		300	327
CVS Health Corp.,
3.70%, 3/9/23		525	543
4.30%, 3/25/28		125	132
Discover Bank,
3.10%, 6/4/20		525	528
Dollar Tree, Inc.,
3.70%, 5/15/23		175	181
Dow Chemical Co. (The),
4.55%, 11/30/25 (c)		450	491
Duke Energy Corp.,
1.80%, 9/1/21		275	272
Emerson Electric Co.,
1.25%, 10/15/25	EUR	450	539
Express Scripts Holding Co.,
4.50%, 2/25/26	$125		135
Five Corners Funding Trust,
4.42%, 11/15/23 (c)		725	778
Ford Motor Credit Co., LLC,
2.68%, 1/9/20		300	300
Fox Corp.,
4.71%, 1/25/29 (c)		325	364
GE Capital International Funding Co., Unlimited Co.,
4.42%, 11/15/35		250	248
General Motors Financial Co., Inc.,
2.35%, 10/4/19		200	200
Goldman Sachs Group, Inc. (The),
2.88%, 10/31/22		350	353
6.75%, 10/1/37		500	655
HCA, Inc.,
4.13%, 6/15/29		190	196
HSBC USA, Inc.,
3.50%, 6/23/24		100	104
International Business Machines Corp.,
3.00%, 5/15/24		800	822
JPMorgan Chase & Co.,
2.25%, 1/23/20		900	900
Lowe’s Cos., Inc.,
3.65%, 4/5/29		200	209

McDonald’s Corp.,
MTN
3.38%, 5/26/25	275		288
Medtronic Global Holdings SCA,
1.13%, 3/7/27	EUR	475	564
Medtronic, Inc.,
3.63%, 3/15/24	$250		265
Metropolitan Life Global Funding I,
2.40%, 1/8/21 (c)	525		526
Microsoft Corp.,
1.55%, 8/8/21	525		521
NBC Universal Media LLC,
4.38%, 4/1/21	175		181
Newmont Goldcorp Corp.,
3.70%, 3/15/23 (c)	198		205
NextEra Energy Capital Holdings, Inc.,
3.55%, 5/1/27	450		470
Oracle Corp.,
3.40%, 7/8/24	175		183
PepsiCo, Inc.,
2.63%, 4/28/26	EUR	200	266
Prologis Euro Finance LLC,
1.88%, 1/5/29	300		375
Rockwell Collins, Inc.,
1.95%, 7/15/19	$525		525
salesforce.com, Inc.,
3.25%, 4/11/23	300		312
Starbucks Corp.,
3.80%, 8/15/25	400		427
Synchrony Bank,
3.00%, 6/15/22	250		252
Union Pacific Corp.,
3.95%, 9/10/28	190		208
UnitedHealth Group, Inc.,
2.88%, 3/15/23	250		255
4.25%, 3/15/43	150		164
Verizon Communications, Inc.,
1.38%, 10/27/26	EUR	350	424
4.67%, 3/15/55	$121		137
Visa, Inc.,
3.15%, 12/14/25	300		315
Walmart, Inc.,
2.55%, 4/11/23	200		203
Wells Fargo & Co.,
3.00%, 10/23/26	850		860
			23,820
			53,486
Mortgages - Other (0.7%)
Netherlands (0.1%)
E-MAC NL 2006-II BV,
3 Month EURIBOR + 0.13%, 0.91%, 1/25/39 (b)	EUR	291	304

United States (0.6%)
Banc of America Alternative Loan Trust,
5.86%, 10/25/36	$31		17
6.00%, 4/25/36	3		3
ChaseFlex Trust,
6.00%, 2/25/37	26		18

Federal Home Loan Mortgage Corporation,
3.00%, 9/25/45 – 5/25/47	1,061		1,059
3.50%, 5/25/45 – 7/25/46	554		562
4.00%, 5/25/45	54		55
GSR Mortgage Loan Trust,
5.75%, 1/25/37	15		14
Lehman Mortgage Trust,
5.50%, 11/25/35	6		6
6.50%, 9/25/37	20		12
Seasoned Credit Risk Transfer Trust,
3.00%, 8/25/56 – 7/25/58	655		654
3.50%, 7/25/58	389		398
			2,798
			3,102
Sovereign (17.3%)
Argentina (0.7%)
Argentine Republic Government International Bond,
5.88%, 1/11/28	3,903		2,978

Australia (0.4%)
Australia Government Bond,
2.75%, 11/21/28	AUD	2,420	1,913

Austria (0.4%)
Republic of Austria Government Bond,
2.10%, 9/20/17 (c)	EUR	330	583
4.15%, 3/15/37 (c)	560		1,047
			1,630
Belgium (0.3%)
Kingdom of Belgium Government Bond,
1.90%, 6/22/38 (c)	910		1,265

Canada (1.2%)
Canadian Government Bond,
1.00%, 6/1/27	CAD	1,400	1,034
2.00%, 6/1/28	3,930		3,138
Province of Ontario Canada,
2.30%, 6/15/26	$780		786
			4,958
China (0.2%)
Sinopec Group Overseas Development 2013 Ltd.,
2.63%, 10/17/20	EUR	300	353
Sinopec Group Overseas Development 2015 Ltd.,
2.50%, 4/28/20 (c)	$575		575
			928
Cyprus (0.0%)
Cyprus Government International Bond,
3.75%, 7/26/23	EUR	130	170

Denmark (0.1%)
Denmark Government Bond,
0.50%, 11/15/27	DKK	2,190	360

France (0.5%)
French Republic Government Bond OAT,
2.00%, 5/25/48 (c)	EUR	630	923
3.25%, 5/25/45	590		1,062
			1,985
Germany (0.2%)
Bundesrepublik Deutschland Bundesanleihe,
4.25%, 7/4/39	430		898

Greece (2.0%)
Hellenic Republic Government Bond,
3.75%, 1/30/28	6,845		8,655

Hong Kong (0.1%)
Hong Kong Government International Bond,
2.50%, 5/28/24 (c)	$250		256

Hungary (0.1%)
Hungary Government International Bond,
5.75%, 11/22/23	420		477

Indonesia (0.3%)
Indonesia Government International Bond,
1.75%, 4/24/25	EUR	440	521
Indonesia Treasury Bond,
6.13%, 5/15/28	IDR	3,175,000	207
8.25%, 5/15/29	4,621,000		347
			1,075
Italy (1.1%)
Italy Buoni Poliennali Del Tesoro,
1.45%, 9/15/22	EUR	1,150	1,334
3.75%, 9/1/24	1,670		2,123
3.85%, 9/1/49 (c)	850		1,118
			4,575
Japan (4.8%)
Japan Government Ten Year Bond,
0.10%, 6/20/26 – 9/20/28	JPY	508,000	4,832
0.50%, 9/20/24	353,000		3,405
1.10%, 6/20/21	282,000		2,684
Japan Government Thirty Year Bond,
0.30%, 6/20/46	267,000		2,456
1.70%, 6/20/33	345,000		3,951
2.00%, 9/20/40	261,000		3,291
			20,619
Korea, Republic of (0.3%)
Export-Import Bank of Korea,
2.38%, 6/25/24	$510		511
Korea Electric Power Corp.,
2.50%, 6/24/24 (c)	610		611
Korea International Bond,
2.00%, 6/19/24	350		349
			1,471

Malaysia (0.1%)
Malaysia Government Bond,
3.96%, 9/15/25	MYR	1,930	478

Mexico (0.5%)
Mexican Bonos,
Series M
7.50%, 6/3/27	MXN	19,000	989
8.50%, 5/31/29	13,000		721
Petroleos Mexicanos,
4.88%, 1/18/24	$420		411
			2,121
New Zealand (0.3%)
New Zealand Government Bond,
3.00%, 4/20/29	NZD	1,410	1,070

Nigeria (0.0%)
Africa Finance Corp.,
4.38%, 4/17/26 (c)	$200		207

Norway (0.1%)
Norway Government Bond,
2.00%, 5/24/23 (c)	NOK	2,430	293

Poland (0.1%)
Republic of Poland Government Bond,
2.25%, 4/25/22	PLN	1,690	460

Portugal (0.0%)
Portugal Obrigacoes do Tesouro OT,
4.10%, 2/15/45 (c)	EUR	110	199

Russia (0.0%)
Russian Federal Bond - OFZ,
7.00%, 8/16/23	RUB	13,000	204

Spain (1.5%)
Spain Government Bond,
0.25%, 7/30/24 (c)	EUR	1,470	1,707
1.60%, 4/30/25 (c)	2,230		2,781
1.95%, 7/30/30 (c)	390		512
2.70%, 10/31/48 (c)	750		1,123
3.45%, 7/30/66 (c)	100		178
			6,301
Supernational (0.8%)
European Financial Stability Facility,
1.25%, 5/24/33	650		829
European Investment Bank,
0.20%, 7/15/24	690		809
International Bank for Reconstruction & Development,
2.20%, 2/27/24	AUD	2,190	1,591
			3,229
Sweden (0.0%)
Sweden Government Bond,
1.00%, 11/12/26	SEK	1,600	188

United Kingdom (1.2%)
United Kingdom Gilt,
1.25%, 7/22/27	GBP	460	607
1.63%, 10/22/28		640	870
3.50%, 1/22/45		1,480	2,690
4.25%, 9/7/39		570	1,091
			5,258
			74,221
U.S. Treasury Securities (3.3%)
United States (3.3%)
U.S. Treasury Bonds,
2.50%, 2/15/45	$2,080		2,073
3.13%, 5/15/48		2,480	2,783
4.25%, 11/15/40		2,770	3,635
U.S. Treasury Notes,
2.25%, 2/15/27		1,510	1,548
2.88%, 8/15/28		3,730	4,009
			14,048
Total Fixed Income Securities (Cost $154,818)			161,657

	Shares
Common Stocks (32.8%)
Australia (1.3%)
AGL Energy Ltd.	4,523	64
Alumina Ltd.	13,077	21
Amcor PLC CDI	6,243	71
AMP Ltd.	15,746	23
APA Group	7,448	57
Aristocrat Leisure Ltd.	2,868	62
ASX Ltd.	1,030	60
Aurizon Holdings Ltd.	11,008	42
AusNet Services	10,740	14
Australia & New Zealand Banking Group Ltd.	17,747	352
Bank of Queensland Ltd.	2,543	17
Bendigo & Adelaide Bank Ltd.	3,112	25
BHP Group Ltd.	16,750	485
Boral Ltd.	6,256	23
Brambles Ltd.	8,558	78
Caltex Australia Ltd.	1,435	25
Challenger Ltd.	3,271	15
CIMIC Group Ltd.	559	18
Coca-Cola Amatil Ltd.	3,284	24
Cochlear Ltd.	304	44
Coles Group Ltd. (e)	6,575	62
Commonwealth Bank of Australia	9,424	548
Computershare Ltd.	2,505	29
Crown Resorts Ltd.	2,058	18
CSL Ltd.	2,572	389
Dexus REIT	5,196	47
Domino’s Pizza Enterprises Ltd.	353	9
Flight Centre Travel Group Ltd.	333	10
Fortescue Metals Group Ltd.	8,107	52
Goodman Group REIT	9,678	102
GPT Group (The) REIT	9,647	42
Harvey Norman Holdings Ltd.	3,141	9

Incitec Pivot Ltd.	9,012	22
Insurance Australia Group Ltd.	12,655	74
James Hardie Industries PLC CDI	2,399	32
Lend Lease Group REIT	2,954	27
Macquarie Group Ltd.	1,642	145
Medibank Pvt Ltd.	14,729	36
Mirvac Group REIT	19,957	44
National Australia Bank Ltd.	16,507	310
Newcrest Mining Ltd.	4,011	90
Oil Search Ltd.	7,278	36
OneMarket Ltd. (e)	390	—	@
Orica Ltd.	2,003	29
Origin Energy Ltd.	9,359	48
Qantas Airways Ltd.	1,980	7
QBE Insurance Group Ltd.	8,104	67
Ramsay Health Care Ltd.	743	38
REA Group Ltd.	302	20
Rio Tinto Ltd.	2,231	163
Santos Ltd.	9,631	48
Scentre Group REIT	28,618	77
Seek Ltd.	1,787	27
Shopping Centres Australasia Property Group REIT	57	—	@
Sonic Healthcare Ltd.	2,249	43
South32 Ltd.	27,861	62
Stockland REIT	14,137	41
Suncorp Group Ltd.	6,874	65
Sydney Airport	5,891	33
Tabcorp Holdings Ltd.	10,620	33
Telstra Corp., Ltd.	29,370	79
TPG Telecom Ltd.	1,951	9
Transurban Group	10,902	113
Treasury Wine Estates Ltd.	3,921	41
Vicinity Centres REIT	17,827	31
Vocus Group Ltd. (e)	3,046	7
Wesfarmers Ltd.	6,002	153
Westpac Banking Corp.	19,036	379
Woodside Petroleum Ltd.	4,088	105
Woolworths Group Ltd.	7,761	181
		5,552
Austria (0.0%)
Erste Group Bank AG (e)	479	18
IMMOFINANZ AG (e)	344	9
Raiffeisen Bank International AG	243	6
voestalpine AG	1,248	38
		71
Belgium (0.3%)
Ageas	778	40
Anheuser-Busch InBev SA N.V.	3,567	316
bpost SA	34,612	328
Cie d’Entreprises CFE	449	43
Colruyt SA	247	14
D’ieteren SA	1,202	55
Econocom Group SA	19,395	69
Groupe Bruxelles Lambert SA	331	33
KBC Group N.V.	1,421	93
Proximus SADP	872	26
Solvay SA	307	32
Telenet Group Holding N.V.	220	12

UCB SA	517	43
Umicore SA	773	25
		1,129
Canada (2.4%)
Agnico Eagle Mines Ltd.	1,400	72
Alimentation Couche-Tard, Inc., Class B	2,631	166
AltaGas Ltd.	1,200	18
ARC Resources Ltd.	1,845	9
Atco Ltd., Class I	600	20
Bank of Montreal	4,698	355
Bank of Nova Scotia (The)	8,511	457
Barrick Gold Corp. (LSE)	4,518	63
Barrick Gold Corp. (NYSE)	4,532	72
Bausch Health Cos., Inc. (e)	1,700	43
BCE, Inc.	1,300	59
Blackberry Ltd. (e)	2,920	22
Bombardier, Inc., Class B (e)	10,998	18
Brookfield Asset Management, Inc., Class A	4,513	216
CAE, Inc.	1,400	38
Cameco Corp.	2,434	26
Canadian Imperial Bank of Commerce	2,738	215
Canadian National Railway Co.	4,176	386
Canadian Natural Resources Ltd.	6,329	171
Canadian Pacific Railway Ltd.	1,200	283
Canadian Tire Corp., Ltd., Class A	600	65
Canadian Utilities Ltd., Class A	1,100	31
CCL Industries, Inc., Class B	1,400	69
Cenovus Energy, Inc.	4,769	42
CGI, Inc. (e)	1,500	115
CI Financial Corp.	1,500	24
Constellation Software, Inc.	100	94
Crescent Point Energy Corp.	3,213	11
Dollarama, Inc.	2,500	88
Eldorado Gold Corp. (e)	738	4
Element Fleet Management Corp.	2,238	16
Emera, Inc.	500	20
Empire Co., Ltd., Class A	1,200	30
Enbridge, Inc.	20,947	757
Encana Corp. (NYSE)	542	3
Encana Corp. (TSE)	5,647	29
Fairfax Financial Holdings Ltd.	100	49
Finning International, Inc.	1,200	22
First Capital Realty, Inc.	1,100	18
First Quantum Minerals Ltd.	3,994	38
Fortis, Inc.	2,534	100
Franco-Nevada Corp.	1,200	102
George Weston Ltd.	631	48
Gibson Energy, Inc.	2,000	36
Gildan Activewear, Inc.	1,400	54
Great-West Lifeco, Inc.	1,500	35
H&R Real Estate Investment Trust REIT	1,200	21
Husky Energy, Inc.	1,898	18
Hydro One Ltd.	1,500	26
IA Financial Corp., Inc. (e)	900	37
IGM Financial, Inc.	700	20
Imperial Oil Ltd.	1,456	40
Intact Financial Corp.	1,100	102
Inter Pipeline Ltd.	7,345	114
Keyera Corp.	4,200	108

Kinder Morgan Canada Ltd.	600	5
Kinross Gold Corp. (e)	6,714	26
Linamar Corp.	500	19
Loblaw Cos., Ltd.	1,473	75
Magna International, Inc.	2,238	111
Manulife Financial Corp.	10,783	196
Methanex Corp.	700	32
Metro, Inc.	1,400	53
National Bank of Canada	2,500	119
Nutrien Ltd.	3,969	212
Onex Corp.	700	42
Open Text Corp.	1,400	58
Pembina Pipeline Corp.	10,158	378
Peyto Exploration & Development Corp.	1,200	4
Power Corp. of Canada	1,942	42
Power Financial Corp.	1,500	34
PrairieSky Royalty Ltd.	1,177	17
Restaurant Brands International, Inc.	1,500	104
RioCan Real Estate Investment Trust REIT	1,200	24
Rogers Communications, Inc., Class B	2,042	109
Royal Bank of Canada	10,167	808
Saputo, Inc.	1,700	51
Seven Generations Energy Ltd., Class A (e)	1,700	8
Shaw Communications, Inc., Class B	2,434	50
SmartCentres Real Estate Investment Trust REIT	600	15
SNC-Lavalin Group, Inc.	1,200	24
Sun Life Financial, Inc.	3,505	145
Suncor Energy, Inc.	9,188	287
TC Energy Corp.	17,362	861
Teck Resources Ltd., Class B	3,309	76
TELUS Corp.	1,100	41
Thomson Reuters Corp.	1,689	109
Tidewater Midstream and Infrastructure Ltd.	1,900	2
Toronto-Dominion Bank (The)	12,509	731
Tourmaline Oil Corp.	1,400	18
Trisura Group Ltd. (e)	27	1
Turquoise Hill Resources Ltd. (e)	5,840	7
Vermilion Energy, Inc.	900	20
West Fraser Timber Co., Ltd.	600	27
Wheaton Precious Metals Corp.	2,531	61
Yamana Gold, Inc.	4,962	13
		10,110
China (0.0%)
China Common Rich Renewable Energy Investments Ltd. (e)	42,000	—	@
Yum China Holdings, Inc.	736	34
		34
Denmark (0.3%)
AP Moller - Maersk A/S Series A	18	21
AP Moller - Maersk A/S Series B	35	43
Carlsberg A/S Series B	123	16
Coloplast A/S Series B	81	9
Danske Bank A/S	5,063	80
Drilling Co. of 1972 A/S (The) (e)	104	8
DSV A/S	2,206	217
Novo Nordisk A/S Series B	13,038	665
Novozymes A/S Series B	1,772	83
Orsted A/S	237	21

Vestas Wind Systems A/S	2,229	193
		1,356
Finland (0.2%)
Elisa Oyj	841	41
Fortum Oyj	2,461	54
Kone Oyj, Class B	1,466	86
Metso Oyj	490	19
Neste Oyj	1,704	58
Nokia Oyj	25,458	126
Nokian Renkaat Oyj (e)	503	16
Orion Oyj, Class B	455	17
Sampo Oyj, Class A	1,940	92
Stora Enso Oyj, Class R	2,428	29
UPM-Kymmene Oyj	2,325	62
Wartsila Oyj Abp	1,947	28
		628
France (3.6%)
Accor SA	805	35
Aeroports de Paris (ADP)	3,765	664
Air Liquide SA	1,822	255
Airbus SE	2,498	354
Akka Technologies	1,220	88
ALD SA	5,832	91
Alstom SA	653	30
Alten SA	3,144	377
Altran Technologies SA	24,988	397
Amundi SA	254	18
ArcelorMittal	2,814	50
Arkema SA	289	27
Atos SE	407	34
AXA SA	8,252	217
BioMerieux	178	15
BNP Paribas SA	6,531	311
Bollore SA	3,690	16
Bouygues SA	907	34
Bureau Veritas SA	1,127	28
Capgemini SE	683	85
Carrefour SA	2,722	53
Casino Guichard Perrachon SA	234	8
Cie de Saint-Gobain	2,169	85
Cie Generale des Etablissements Michelin SCA	727	92
CNP Assurances	719	16
Covivio REIT	142	15
Credit Agricole SA	6,920	83
Danone SA	2,887	245
Dassault Aviation SA	11	16
Dassault Systemes SE	556	89
Derichebourg SA	28,060	108
Edenred	948	48
Eiffage SA	7,391	731
Electricite de France SA	3,205	40
Elior Group SA	20,341	280
Engie SA	10,191	155
EssilorLuxottica SA	881	115
Eurazeo SE	201	14
Eurofins Scientific SE	48	21
Eutelsat Communications SA	748	14
Faurecia SA	318	15

Fnac Darty SA (e)	3,340	249
Gecina SA REIT	202	30
Getlink SE	1,972	32
Hermes International	135	97
ICADE REIT	142	13
Iliad SA	155	17
Imerys SA	153	8
Ingenico Group SA	252	22
Ipsen SA	161	22
Jacquet Metal Service SA	1,971	40
JCDecaux SA	315	10
Kaufman & Broad SA	1,924	74
Kering SA	324	192
Klepierre SA REIT	934	31
L’Oreal SA	1,207	344
Lagardere SCA	507	13
Legrand SA	1,126	82
LVMH Moet Hennessy Louis Vuitton SE	1,195	509
Natixis SA	4,019	16
Orange SA	11,633	183
Pernod Ricard SA	1,025	189
Peugeot SA	57,057	1,406
Publicis Groupe SA	884	47
Remy Cointreau SA	98	14
Renault SA	815	51
Rexel SA	1,272	16
Safran SA	1,417	208
Sanofi	5,118	443
Schneider Electric SE	2,415	219
SCOR SE	731	32
SEB SA	97	17
SES SA	1,554	24
Societe BIC SA	121	9
Societe Generale SA	4,493	114
Sodexo SA	391	46
STMicroelectronics N.V.	2,874	51
Suez	2,347	34
Teleperformance	248	50
Thales SA	455	56
TOTAL SA	10,018	561
Ubisoft Entertainment SA (e)	269	21
Unibail-Rodamco-Westfield REIT	423	63
Unibail-Rodamco-Westfield REIT CDI	3,080	22
Valeo SA	1,017	33
Veolia Environnement SA	2,794	68
Vinci SA	33,647	3,450
Vivendi SA	4,390	121
Wendel SA	119	16
Worldline SA (e)	9,158	667
		15,401
Germany (2.2%)
1&1 Drillisch AG	229	8
Adidas AG	796	246
Allianz SE (Registered)	1,905	459
Amadeus Fire AG	347	47
Aumann AG	3,109	66
Axel Springer SE	209	15
BASF SE	3,917	285
Bayer AG (Registered)	3,841	267

Bayerische Motoren Werke AG	1,410	105
Bayerische Motoren Werke AG (Preference)	235	15
Bechtle AG	4,112	472
Befesa SA	1,849	74
Beiersdorf AG	482	58
Bilfinger SE	8,070	261
Brenntag AG	662	33
CANCOM SE	5,671	301
Commerzbank AG	6,529	47
Continental AG	466	68
Covestro AG	686	35
Daimler AG (Registered)	4,076	227
Deutsche Bank AG (Registered)	8,716	67
Deutsche Boerse AG	799	113
Deutsche Lufthansa AG (Registered)	1,009	17
Deutsche Post AG (Registered)	4,123	135
Deutsche Telekom AG (Registered)	19,468	337
Deutsche Wohnen SE	1,505	55
E.ON SE	12,398	135
Evonik Industries AG	692	20
Fraport AG Frankfurt Airport Services Worldwide	6,920	595
Fresenius Medical Care AG & Co., KGaA	994	78
Fresenius SE & Co., KGaA	1,910	103
Fuchs Petrolub SE (Preference)	297	12
GEA Group AG	747	21
Hamburger Hafen und Logistik AG	3,290	87
Hannover Rueck SE (Registered)	254	41
HeidelbergCement AG	645	52
Henkel AG & Co., KGaA	495	45
Henkel AG & Co., KGaA (Preference)	856	84
Hochtief AG	82	10
Hornbach Holding AG & Co., KGaA	763	43
Hugo Boss AG	273	18
Indus Holding AG	1,281	58
Infineon Technologies AG	4,979	88
Innogy SE	785	37
Jungheinrich AG (Preference)	4,563	141
K+S AG (Registered)	808	15
KION Group AG	304	19
LANXESS AG	390	23
Linde PLC (FSE) (e)	1,230	247
Linde PLC (NYSE)	553	111
Merck KGaA	594	62
METRO AG	762	14
MTU Aero Engines AG	221	53
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	659	165
OSRAM Licht AG	422	14
Porsche Automobil Holding SE (Preference)	654	43
ProSiebenSat.1 Media SE (Registered)	1,002	16
Puma SE	270	18
QIAGEN N.V. (e)	928	38
RTL Group SA	165	8
RWE AG	2,931	72
Salzgitter AG	10,374	297
SAP SE	4,174	574
Schaeffler AG (Preference)	1,000	7
Siemens AG (Registered)	3,283	390
Sixt SE	2,548	273
Symrise AG	530	51
Telefonica Deutschland Holding AG	3,188	9

thyssenKrupp AG	1,850	27
Uniper SE	1,115	34
United Internet AG (Registered)	715	24
Volkswagen AG	138	24
Volkswagen AG (Preference)	797	134
Vonovia SE	2,087	100
Wacker Neuson SE	4,299	108
Washtec AG	416	28
Wirecard AG	514	86
Zalando SE (e)	19,408	861
		9,426
Greece (0.1%)
Mytilineos Holdings SA	8,749	101
National Bank of Greece SA (e)	9	—	@
OPAP SA	19,134	214
		315
Hong Kong (0.7%)
AIA Group Ltd.	65,200	705
ASM Pacific Technology Ltd.	1,200	12
Bank of East Asia Ltd. (The)	11,196	31
BOC Hong Kong Holdings Ltd.	28,000	110
Cathay Pacific Airways Ltd.	5,000	7
CK Asset Holdings Ltd.	13,864	108
CK Hutchison Holdings Ltd.	13,864	136
CK Infrastructure Holdings Ltd.	4,500	37
CLP Holdings Ltd.	9,000	99
First Pacific Co., Ltd.	10,000	4
Galaxy Entertainment Group Ltd.	12,000	81
Hang Lung Group Ltd.	5,000	14
Hang Lung Properties Ltd.	12,000	29
Hang Seng Bank Ltd.	5,400	134
Henderson Land Development Co., Ltd.	7,644	42
HK Electric Investments & HK Electric Investments Ltd.	14,000	14
HKT Trust & HKT Ltd.	14,000	22
Hong Kong & China Gas Co., Ltd.	67,820	150
Hong Kong Exchanges & Clearing Ltd.	6,560	232
Hongkong Land Holdings Ltd.	6,200	40
Hysan Development Co., Ltd.	4,000	21
I-CABLE Communications Ltd. (e)	7,559	—	@
Jardine Matheson Holdings Ltd.	1,200	76
Kerry Properties Ltd.	3,500	15
Li & Fung Ltd.	32,000	6
Link REIT	12,033	148
Melco Resorts & Entertainment Ltd. ADR	1,000	22
MGM China Holdings Ltd.	4,800	8
MTR Corp., Ltd.	7,995	54
New World Development Co., Ltd.	34,367	54
NWS Holdings Ltd.	9,000	19
PCCW Ltd.	23,000	13
Power Assets Holdings Ltd.	8,000	58
Sands China Ltd.	13,200	63
Shangri-La Asia Ltd.	8,000	10
Sino Land Co., Ltd.	18,782	31
SJM Holdings Ltd.	11,000	13
Sun Hung Kai Properties Ltd.	8,004	136
Swire Pacific Ltd., Class A	2,000	25
Swire Properties Ltd.	6,350	26
Techtronic Industries Co., Ltd.	7,500	57

WH Group Ltd.	43,500	44
Wharf Holdings Ltd. (The)	7,200	19
Wharf Real Estate Investment Co., Ltd.	7,200	51
Wheelock & Co., Ltd.	5,000	36
Wynn Macau Ltd.	8,800	20
Yue Yuen Industrial Holdings Ltd.	4,500	12
		3,044
Ireland (0.1%)
AIB Group PLC	5,443	22
Bank of Ireland Group PLC	6,022	32
CRH PLC	3,553	116
Flutter Entertainment PLC	339	25
Kerry Group PLC, Class A	750	90
		285
Israel (0.0%)
Bank Hapoalim BM	2,287	17
Bank Leumi Le-Israel BM	3,270	23
Mizrahi Tefahot Bank Ltd.	207	5
Teva Pharmaceutical Industries Ltd. ADR (e)	300	3
		48
Italy (0.7%)
Assicurazioni Generali SpA	5,238	99
Atlantia SpA	42,884	1,116
CIR-Compagnie Industriali Riunite SpA	24,214	26
CNH Industrial N.V.	4,426	45
Davide Campari-Milano SpA	2,512	25
Enav SpA	31,810	181
Enel SpA	45,273	316
Eni SpA	10,807	179
EXOR N.V.	460	32
Ferrari N.V.	529	86
Fiat Chrysler Automobiles N.V.	4,587	64
Fiera Milano SpA	9,490	40
Geox SpA	35,011	51
Intesa Sanpaolo SpA	107,641	230
Leonardo SpA	1,745	22
Mediobanca Banca di Credito Finanziario SpA	3,629	37
Poste Italiane SpA	2,227	23
Prysmian SpA	882	18
Recordati SpA	449	19
Snam SpA	9,785	49
Societa Iniziative Autostradali e Servizi SpA	11,864	220
Telecom Italia SpA (MSE)	35,207	18
Telecom Italia SpA (NYSE) (e)	66,771	36
Tenaris SA	2,020	27
Terna Rete Elettrica Nazionale SpA	7,881	50
UniCredit SpA	12,097	149
UnipolSai Assicurazioni SpA	4,206	11
		3,169
Japan (1.3%)
Aeon Co., Ltd.	100	2
Aozora Bank Ltd.	100	2
Astellas Pharma, Inc.	100	1
Chiba Bank Ltd. (The)	1,600	8
Chubu Electric Power Co., Inc.	1,100	15

Chugoku Electric Power Co., Inc. (The)	100	1
Concordia Financial Group Ltd.	2,800	11
Fukuoka Financial Group, Inc.	100	2
Japan Post Bank Co., Ltd.	900	9
Japan Tobacco, Inc.	100	2
Kansai Electric Power Co., Inc. (The)	1,100	13
Kao Corp.	400	31
KDDI Corp.	3,000	76
Kirin Holdings Co., Ltd.	100	2
Kyushu Electric Power Co., Inc.	100	1
Mebuki Financial Group, Inc.	2,800	7
Mitsubishi Estate Co., Ltd.	70,600	1,317
Mitsui Fudosan Co., Ltd.	62,800	1,525
Mizuho Financial Group, Inc.	105,700	153
Nippon Telegraph & Telephone Corp.	1,200	56
Nomura Real Estate Holdings, Inc.	11,800	254
NTT DOCOMO, Inc.	2,300	54
Osaka Gas Co., Ltd.	400	7
Resona Holdings, Inc.	5,300	22
Seven & i Holdings Co., Ltd.	100	3
Seven Bank Ltd.	1,900	5
Shinsei Bank Ltd.	100	2
Shizuoka Bank Ltd. (The)	900	7
Softbank Corp.	2,600	34
SoftBank Group Corp.	2,400	116
Sumitomo Mitsui Financial Group, Inc.	2,100	74
Sumitomo Mitsui Trust Holdings, Inc.	800	29
Sumitomo Realty & Development Co., Ltd.	34,200	1,223
Takeda Pharmaceutical Co., Ltd.	100	4
Takeda Pharmaceutical Co., Ltd. ADR (e)	1,182	21
Tohoku Electric Power Co., Inc.	100	1
Tokyo Electric Power Co., Holdings, Inc. (e)	1,800	9
Tokyo Gas Co., Ltd.	100	2
Tokyo Tatemono Co., Ltd.	29,300	326
Tokyu Fudosan Holdings Corp.	62,500	346
Yamaguchi Financial Group, Inc.	100	1
		5,774
Netherlands (0.9%)
ABN AMRO Bank N.V. CVA	2,521	54
Accell Group N.V.	1,372	38
Aegon N.V.	7,530	38
AerCap Holdings N.V. (e)	600	31
Akzo Nobel N.V.	956	90
Altice Europe N.V. (e)	2,318	8
ASML Holding N.V.	1,687	353
Basic-Fit N.V. (e)	3,135	110
Boskalis Westminster	386	9
Coca-Cola European Partners PLC (e)	1,551	88
Heineken Holding N.V.	554	58
Heineken N.V.	1,238	138
ING Groep N.V.	23,719	275
InterXion Holding N.V. (e)	6,000	457
Koninklijke Ahold Delhaize N.V.	6,242	140
Koninklijke DSM N.V.	772	95
Koninklijke KPN N.V.	19,977	61
Koninklijke Philips N.V.	4,321	188
Koninklijke Vopak N.V.	298	14
NN Group N.V.	1,295	52
NXP Semiconductors N.V.	1,500	146

PostNL N.V.	91,955	159
Randstad N.V.	502	28
Takeaway.com (e)	4,469	419
TomTom N.V. (e)	15,354	177
Unilever N.V. CVA	7,740	472
Wolters Kluwer N.V.	1,286	94
		3,792
New Zealand (0.0%)
Auckland International Airport Ltd.	4,561	30
Contact Energy Ltd.	3,355	18
Fletcher Building Ltd.	3,166	10
Mercury NZ Ltd.	3,250	10
Meridian Energy Ltd.	6,024	19
Ryman Healthcare Ltd.	1,773	14
Spark New Zealand Ltd.	11,320	31
		132
Norway (0.3%)
Akastor ASA (e)	1,833	2
Aker Solutions ASA (e)	1,833	8
DNB ASA	13,484	251
Equinor ASA	13,168	261
Kvaerner ASA	1,677	3
Marine Harvest ASA (e)	211	5
Norsk Hydro ASA	13,781	49
Orkla ASA	10,248	91
REC Silicon ASA (e)	6,482	—	@
Seadrill Ltd. (e)	1	—	@
Subsea 7 SA	3,127	38
Telenor ASA	17,441	371
Yara International ASA	2,039	99
		1,178
Poland (0.0%)
Jeronimo Martins SGPS SA	2,885	46

Portugal (0.1%)
CTT-Correios de Portugal SA	18,392	44
EDP - Energias de Portugal SA	3,288	13
Galp Energia SGPS SA	2,692	41
Navigator Co. SA (The)	38,698	148
Pharol SGPS SA (Registered) (e)	11,120	2
Semapa-Sociedade de Investimento e Gestao	2,051	29
		277
Singapore (0.0%)
DBS Group Holdings Ltd.	2,800	54
Oversea-Chinese Banking Corp., Ltd.	6,600	56
Singapore Telecommunications Ltd.	13,000	34
United Overseas Bank Ltd.	2,100	40
		184
South Africa (0.0%)
Nedbank Group Ltd.	655	12
Old Mutual Ltd.	20,416	30
		42

Spain (1.0%)
ACS Actividades de Construccion y Servicios SA	1,086	43
Aena SME SA	8,215	1,628
Amadeus IT Group SA	1,871	148
Banco Bilbao Vizcaya Argentaria SA	43,105	241
Banco de Sabadell SA	53,695	56
Banco Santander SA	108,128	503
Bankia SA	7,932	19
Bankinter SA	4,244	29
CaixaBank SA	25,338	72
Cia de Distribucion Integral Logista Holdings SA	7,276	165
Enagas SA	972	26
Ence Energia y Celulosa SA	35,847	162
Endesa SA	1,762	45
Ferrovial SA	2,106	54
Grifols SA	1,272	38
Iberdrola SA	32,521	324
Industria de Diseno Textil SA	4,624	139
International Consolidated Airlines Group SA	2,656	16
Mapfre SA	4,603	13
Naturgy Energy Group SA	1,957	54
NH Hotel Group SA	5,200	27
Red Electrica Corp., SA	2,410	50
Repsol SA	5,468	86
Siemens Gamesa Renewable Energy SA	1,036	17
Telefonica SA	26,751	220
Telepizza Group SA	2,902	16
		4,191
Sweden (0.5%)
Alfa Laval AB	1,499	33
Assa Abloy AB, Class B	5,107	116
Atlas Copco AB, Class A	3,390	108
Atlas Copco AB, Class B	1,974	57
Boliden AB	1,368	35
Electrolux AB, Class B	1,212	31
Epiroc AB, Class A	3,390	35
Epiroc AB, Class B	2,098	21
Essity AB, Class B	3,422	105
Getinge AB, Class B	1,214	19
Hennes & Mauritz AB, Class B	4,709	84
Hexagon AB, Class B	1,304	72
Husqvarna AB, Class B	2,245	21
ICA Gruppen AB	427	18
Industrivarden AB, Class C	912	20
Investor AB, Class B	2,354	113
Kinnevik AB, Class B	1,213	32
L E Lundbergforetagen AB, Class B	417	16
Lundin Petroleum AB	944	29
Millicom International Cellular SA SDR	467	26
Modern Times Group MTG AB, Class B (e)	44	—	@
Nordea Bank Abp	21,345	155
Nordic Entertainment Group AB, Class B	44	1
Sandvik AB	5,622	103
Securitas AB, Class B	1,580	28
Skandinaviska Enskilda Banken AB, Class A	10,800	100
Skanska AB, Class B	1,717	31
SKF AB, Class B	1,923	35
Svenska Handelsbanken AB, Class A	10,447	103
Swedbank AB, Class A	6,119	92

Swedish Match AB	914	39
Tele2 AB, Class B	2,594	38
Telefonaktiebolaget LM Ericsson, Class B	15,980	152
Telia Co., AB	17,489	78
Volvo AB, Class B	7,864	125
		2,071
Switzerland (1.7%)
ABB Ltd. (Registered)	20,026	402
Adecco Group AG (Registered)	811	49
Alcon, Inc. (e)	2,662	165
Cie Financiere Richemont SA (Registered)	2,847	242
Credit Suisse Group AG (Registered) (e)	9,446	113
Geberit AG (Registered)	480	224
Givaudan SA (Registered)	56	158
Idorsia Ltd. (e)	621	14
Julius Baer Group Ltd. (e)	1,361	61
Kuehne & Nagel International AG (Registered)	432	64
LafargeHolcim Ltd. (Registered) (e)	2,445	120
LafargeHolcim Ltd. (Registered) (e)	201	10
Lonza Group AG (Registered) (e)	327	110
Nestle SA (Registered)	21,902	2,268
Novartis AG (Registered)	13,310	1,217
Roche Holding AG (Genusschein)	3,661	1,030
SGS SA (Registered)	34	87
Sonova Holding AG (Registered)	552	126
Swatch Group AG (The)	207	59
Swiss Re AG	787	80
Swisscom AG (Registered)	442	222
Transocean Ltd. (e)	1,913	12
UBS Group AG (Registered) (e)	16,270	193
Zurich Insurance Group AG	1,352	471
		7,497
Turkey (0.2%)
Akbank T.A.S. (e)	301,431	354
Turkiye Garanti Bankasi AS (e)	244,266	384
Turkiye Is Bankasi A/S Series C (e)	144,518	151
		889
United Kingdom (3.3%)
3i Group PLC	5,574	79
Admiral Group PLC	1,206	34
Anglo American PLC	7,234	207
Antofagasta PLC	2,397	28
Ashtead Group PLC	2,889	83
Associated British Foods PLC	2,227	70
AstraZeneca PLC	7,299	596
Auto Trader Group PLC	5,978	42
Aviva PLC	23,500	125
Babcock International Group PLC	1,505	9
BAE Systems PLC	18,266	115
Barclays PLC	153,944	293
Barratt Developments PLC	5,769	42
Berkeley Group Holdings PLC	745	35
BHP Group PLC	11,938	305
BP PLC	106,024	741
British American Tobacco PLC	13,371	467
British American Tobacco PLC ADR	1,102	38

British Land Co., PLC (The) REIT	5,647	39
BT Group PLC	62,388	156
Bunzl PLC	1,945	51
Burberry Group PLC	2,533	60
Capita PLC (e)	3,984	5
Carnival PLC	1,134	50
Centrica PLC	38,917	43
Cobham PLC (e)	14,503	20
Coca-Cola HBC AG (e)	1,107	42
Compass Group PLC	8,513	204
ConvaTec Group PLC	8,351	15
Croda International PLC	745	48
DCC PLC	520	46
Diageo PLC	14,737	635
Direct Line Insurance Group PLC	7,995	34
Dixons Carphone PLC	5,805	8
easyJet PLC	949	11
Experian PLC	5,457	166
Ferguson PLC (e)	1,418	101
Fresnillo PLC	1,346	15
G4S PLC	7,876	21
GlaxoSmithKline PLC	28,273	566
Glencore PLC (e)	66,497	231
Hammerson PLC REIT	4,768	17
Hargreaves Lansdown PLC	1,568	38
Hikma Pharmaceuticals PLC	856	19
HSBC Holdings PLC	149,362	1,246
IMI PLC	1,656	22
Imperial Brands PLC	5,502	129
Inmarsat PLC	2,762	19
InterContinental Hotels Group PLC	1,003	66
International Game Technology PLC	210	3
Intertek Group PLC	942	66
Intu Properties PLC REIT	5,299	5
Investec PLC	4,022	26
ITV PLC	21,382	29
J Sainsbury PLC	9,886	25
Johnson Matthey PLC	1,105	47
Kingfisher PLC	12,744	35
Land Securities Group PLC REIT	4,300	46
Legal & General Group PLC	34,532	118
Lloyds Banking Group PLC	886,359	638
London Stock Exchange Group PLC	1,805	126
Marks & Spencer Group PLC	9,765	26
Mediclinic International PLC	2,220	9
Meggitt PLC	4,725	31
Melrose Industries PLC	21,550	50
Merlin Entertainments PLC	4,341	25
Micro Focus International PLC	1,765	46
Micro Focus International PLC ADR	506	13
Mondi PLC	2,129	49
National Grid PLC	22,720	241
Next PLC	832	58
Paragon Offshore PLC (e)(f)	303	—
Pearson PLC	4,830	50
Persimmon PLC	1,769	45
Provident Financial PLC	917	5
Prudential PLC	13,981	305
Quilter PLC	9,968	18
Reckitt Benckiser Group PLC	3,982	315
RELX PLC	5,955	144

RELX PLC	6,206	151
Rio Tinto PLC	6,653	410
Rolls-Royce Holdings PLC (e)	9,685	104
Royal Bank of Scotland Group PLC	34,091	95
Royal Dutch Shell PLC, Class A	24,254	794
Royal Dutch Shell PLC, Class B	20,315	663
Royal Mail PLC	5,379	14
RSA Insurance Group PLC	5,943	44
Sage Group PLC (The)	6,293	64
Schroders PLC	753	29
Segro PLC REIT	5,760	53
Severn Trent PLC	1,718	45
Smith & Nephew PLC	5,377	117
Smiths Group PLC	2,297	46
SSE PLC	7,127	102
St. James’s Place PLC	3,068	43
Standard Chartered PLC	24,928	227
Standard Life Aberdeen PLC	13,600	51
Tate & Lyle PLC	2,791	26
Taylor Wimpey PLC	18,824	38
Tesco PLC	54,080	156
Travis Perkins PLC	1,516	25
TUI AG	2,669	26
Unilever PLC	7,447	462
United Utilities Group PLC	4,789	48
Vodafone Group PLC	186,853	306
Weir Group PLC (The)	1,334	26
Whitbread PLC	757	45
Wm Morrison Supermarkets PLC	12,594	32
WPP PLC	7,415	94
		14,362
United States (11.6%)
3M Co.	572	99
Abbott Laboratories	2,212	186
AbbVie, Inc.	1,635	119
Abercrombie & Fitch Co., Class A	272	4
Accenture PLC, Class A	1,171	216
ACCO Brands Corp.	268	2
Adient PLC	251	6
Adobe, Inc. (e)	1,095	323
Adtalem Global Education, Inc. (e)	25	1
Advance Auto Parts, Inc.	233	36
Advanced Micro Devices, Inc. (e)	926	28
AdvanSix, Inc. (e)	259	6
AES Corp.	1,370	23
Aflac, Inc.	547	30
Agilent Technologies, Inc.	787	59
Air Products & Chemicals, Inc.	255	58
Akamai Technologies, Inc. (e)	565	45
Alcoa Corp. (e)	217	5
Alexion Pharmaceuticals, Inc. (e)	556	73
Allegheny Technologies, Inc. (e)	374	9
Allegion PLC	234	26
Allergan PLC	233	39
Alliant Energy Corp.	400	20
Allstate Corp. (The)	208	21
Alphabet, Inc., Class A (e)	490	531
Alphabet, Inc., Class C (e)	594	642
Altice USA, Inc., Class A (e)	964	23

Altria Group, Inc.	3,579	169
Amazon.com, Inc. (e)	588	1,113
AMC Networks, Inc., Class A (e)	25	1
Ameren Corp.	973	73
American Electric Power Co., Inc.	1,287	113
American Express Co.	1,028	127
American Tower Corp. REIT	1,202	246
American Water Works Co., Inc.	100	12
Ameriprise Financial, Inc.	778	113
AmerisourceBergen Corp.	902	77
AMETEK, Inc.	370	34
Amgen, Inc.	1,321	243
Amphenol Corp., Class A	184	18
Anadarko Petroleum Corp.	788	56
Analog Devices, Inc.	1,014	114
Annaly Capital Management, Inc. REIT	751	7
Anthem, Inc.	594	168
Aon PLC	208	40
Apache Corp.	850	25
Apergy Corp. (e)	164	6
Apple, Inc.	13,395	2,651
Applied Materials, Inc.	1,887	85
Archer-Daniels-Midland Co.	1,091	45
Arconic, Inc.	549	14
AT&T, Inc.	25,335	849
Automatic Data Processing, Inc.	588	97
AutoZone, Inc. (e)	238	262
AvalonBay Communities, Inc. REIT	503	102
Avanos Medical, Inc. (e)	253	11
Avery Dennison Corp.	569	66
Avon Products, Inc. (e)	1,949	8
Baker Hughes a GE Co.	1,130	28
Ball Corp.	546	38
Bank of America Corp.	34,945	1,013
Bank of New York Mellon Corp. (The)	2,567	113
Baxter International, Inc.	1,135	93
BB&T Corp.	2,947	145
Becton Dickinson & Co.	827	208
Bed Bath & Beyond, Inc.	515	6
Berkshire Hathaway, Inc., Class B (e)	218	46
Best Buy Co., Inc.	485	34
Biogen, Inc. (e)	550	129
BlackRock, Inc.	229	107
Boeing Co. (The)	958	349
Booking Holdings, Inc. (e)	266	499
Boston Properties, Inc. REIT	568	73
Boston Scientific Corp. (e)	3,052	131
Brighthouse Financial, Inc. (e)	25	1
Bristol-Myers Squibb Co.	2,126	96
Broadcom, Inc.	587	169
Brookfield Property Partners LP (e)	181	3
Brown-Forman Corp., Class B	68	4
Bunge Ltd.	212	12
California Resources Corp. (e)	261	5
Campbell Soup Co.	228	9
Capital One Financial Corp.	892	81
Cardinal Health, Inc.	853	40
CarMax, Inc. (e)	354	31
Carnival Corp.	687	32
Cars.com, Inc. (e)	235	5
Caterpillar, Inc.	957	130

CBRE Group, Inc., Class A (e)	1,397	72
CBS Corp., Class B	1,622	81
CDK Global, Inc.	364	18
Celanese Corp.	224	24
Celgene Corp. (e)	1,550	143
CenterPoint Energy, Inc.	1,245	36
CenturyLink, Inc.	2,719	32
Cerner Corp.	714	52
CF Industries Holdings, Inc.	720	34
CH Robinson Worldwide, Inc.	261	22
Charles Schwab Corp. (The)	1,591	64
Charter Communications, Inc., Class A (e)	495	196
Chemours Co. (The)	248	6
Cheniere Energy, Inc. (e)	3,600	246
Chesapeake Energy Corp. (e)	1,064	2
Chevron Corp.	2,421	301
Chipotle Mexican Grill, Inc. (e)	228	167
Chubb Ltd.	272	40
Cigna Corp. (e)	1,197	189
Cintas Corp.	558	132
Cisco Systems, Inc.	10,779	590
CIT Group, Inc.	676	36
Citigroup, Inc.	8,343	584
Citizens Financial Group, Inc.	800	28
Citrix Systems, Inc.	487	48
Cleveland-Cliffs, Inc.	256	3
Clorox Co. (The)	386	59
CME Group, Inc.	321	62
CMS Energy Corp.	100	6
CNX Resources Corp. (e)	765	6
Coca-Cola Co. (The)	9,584	488
Cognizant Technology Solutions Corp., Class A	1,346	85
Colgate-Palmolive Co.	2,279	163
Comcast Corp., Class A	8,251	349
Comerica, Inc.	325	24
Conagra Brands, Inc.	1,016	27
Concho Resources, Inc.	240	25
Conduent, Inc. (e)	215	2
ConocoPhillips	1,826	111
CONSOL Energy, Inc. (e)	72	2
Consolidated Edison, Inc.	1,091	96
Constellation Brands, Inc., Class A	234	46
Corning, Inc.	1,053	35
Corteva, Inc. (e)	486	14
Costco Wholesale Corp.	1,492	394
Covetrus, Inc. (e)	346	8
Crimson Wine Group Ltd. (e)	258	2
Crown Castle International Corp. REIT	768	100
Crown Holdings, Inc. (e)	272	17
CSX Corp.	1,722	133
Cummins, Inc.	530	91
CVS Health Corp.	1,173	64
Danaher Corp.	190	27
Darden Restaurants, Inc.	194	24
DaVita, Inc. (e)	556	31
Deere & Co.	886	147
Dell Technologies, Inc., Class C (e)	402	20
Denbury Resources, Inc. (e)	260	—	@
Devon Energy Corp.	698	20
Diamond Offshore Drilling, Inc. (e)	51	—	@
Discover Financial Services	885	69

Discovery, Inc., Class A (e)	566	17
Discovery, Inc., Class C (e)	1,175	33
Dollar General Corp.	197	27
Dollar Tree, Inc. (e)	218	23
Dominion Energy, Inc.	2,427	188
Donnelley Financial Solutions, Inc. (e)	263	4
Dover Corp.	229	23
Dow, Inc. (e)	486	24
DTE Energy Co.	622	80
Duke Energy Corp.	2,477	219
DuPont de Nemours, Inc.	486	36
DXC Technology Co.	197	11
East West Bancorp, Inc.	100	5
Eastman Chemical Co.	358	28
Eaton Corp., PLC	745	62
eBay, Inc.	1,920	76
Ecolab, Inc.	505	100
Edison International	1,175	79
Edwards Lifesciences Corp. (e)	224	41
Eli Lilly & Co.	1,292	143
Emerson Electric Co.	1,378	92
Entergy Corp.	1,055	109
EOG Resources, Inc.	1,160	108
EQT Corp.	207	3
Equifax, Inc.	598	81
Equitrans Midstream Corp. (e)	165	3
Equity Residential REIT	897	68
ESC Seventy Seven (e)(f)	275	—
Estee Lauder Cos., Inc. (The), Class A	902	165
Evergy, Inc.	100	6
Eversource Energy	100	8
Exelon Corp.	3,079	148
Expedia Group, Inc.	234	31
Expeditors International of Washington, Inc.	220	17
Exxon Mobil Corp.	5,815	446
Fastenal Co.	1,178	38
FedEx Corp.	524	86
Fidelity National Information Services, Inc.	234	29
Fifth Third Bancorp	3,043	85
First Republic Bank	100	10
First Solar, Inc. (e)	226	15
FirstEnergy Corp.	982	42
Fiserv, Inc. (e)	954	87
Flowserve Corp.	257	14
Fluor Corp.	195	7
FMC Corp.	224	19
Ford Motor Co.	2,474	25
Fortive Corp.	207	17
Four Corners Property Trust, Inc. REIT	225	6
Fox Corp., Class A (e)	1,495	55
Fox Corp., Class B (e)	279	10
Franklin Resources, Inc.	958	33
Freeport-McMoRan, Inc.	739	9
Frontier Communications Corp. (e)	270	—	@
GameStop Corp., Class A	374	2
Gannett Co., Inc.	181	1
Gap, Inc. (The)	526	9
Garrett Motion, Inc. (e)	137	2
General Dynamics Corp.	373	68
General Electric Co.	5,364	56
General Mills, Inc.	1,319	69

Genuine Parts Co.	234	24
Gilead Sciences, Inc.	2,443	165
Goldman Sachs Group, Inc. (The)	1,227	251
H&R Block, Inc.	875	26
Halliburton Co.	1,596	36
Hartford Financial Services Group, Inc. (The)	233	13
Hasbro, Inc.	188	20
HCP, Inc. REIT	501	16
Helmerich & Payne, Inc.	223	11
Henry Schein, Inc. (e)	765	53
Hershey Co. (The)	213	29
Hess Corp.	679	43
Hewlett Packard Enterprise Co.	2,761	41
Hologic, Inc. (e)	625	30
Home Depot, Inc. (The)	364	76
Honeywell International, Inc.	1,183	207
Host Hotels & Resorts, Inc. REIT	2,053	37
HP, Inc.	2,761	57
Humana, Inc.	177	47
Huntington Bancshares, Inc.	2,172	30
Huntington Ingalls Industries, Inc.	50	11
IHS Markit Ltd. (e)	875	56
Illinois Tool Works, Inc.	758	114
Illumina, Inc. (e)	208	77
Ingersoll-Rand PLC	182	23
Ingevity Corp. (e)	36	4
Intel Corp.	4,566	219
Intercontinental Exchange, Inc.	976	84
International Business Machines Corp.	1,923	265
International Flavors & Fragrances, Inc.	234	34
International Paper Co.	199	9
Interpublic Group of Cos., Inc. (The)	1,382	31
Intuit, Inc.	873	228
Intuitive Surgical, Inc. (e)	708	371
Invesco Ltd.	1,018	21
Iron Mountain, Inc. REIT	751	24
ITT, Inc.	260	17
Jabil, Inc.	263	8
Jacobs Engineering Group, Inc.	199	17
Janus Henderson Group PLC	52	1
JB Hunt Transport Services, Inc.	233	21
JBG SMITH Properties REIT	229	9
JC Penney Co., Inc. (e)	120	—	@
Jefferies Financial Group, Inc.	814	16
JM Smucker Co. (The)	239	28
Johnson & Johnson	4,577	637
Johnson Controls International PLC	783	32
JPMorgan Chase & Co.	14,980	1,675
Juniper Networks, Inc.	1,333	36
KBR, Inc.	211	5
Kellogg Co.	530	28
Keurig Dr Pepper, Inc.	249	7
KeyCorp	4,586	81
Keysight Technologies, Inc. (e)	270	24
Kimberly-Clark Corp.	1,091	145
Kimco Realty Corp. REIT	820	15
Kinder Morgan, Inc.	27,000	564
KLA-Tencor Corp.	520	61
Knowles Corp. (e)	277	5
Kohl’s Corp.	552	26
Kontoor Brands, Inc. (e)	126	4

Kraft Heinz Co. (The)	1,102	34
Kroger Co. (The)	3,201	70
L Brands, Inc.	747	20
L3 Technologies, Inc.	234	57
L3Harris Technologies, Inc.	19	4
Laboratory Corp. of America Holdings (e)	214	37
Lam Research Corp.	208	39
Lamb Weston Holdings, Inc.	373	24
Las Vegas Sands Corp.	525	31
Legg Mason, Inc.	758	29
Liberty Global PLC, Class A (e)	839	23
Liberty Global PLC Series C (e)	1,327	35
Liberty Latin America Ltd., Class A (e)	197	3
Liberty Latin America Ltd., Class C (e)	248	4
Liberty Property Trust REIT	198	10
Livent Corp. (e)	209	1
Lockheed Martin Corp.	225	82
Loews Corp.	245	13
LogMeIn, Inc.	268	20
Lowe’s Cos., Inc.	1,700	172
LSC Communications, Inc.	263	1
LyondellBasell Industries N.V., Class A	202	17
M&T Bank Corp.	284	48
Macerich Co. (The) REIT	264	9
Macquarie Infrastructure Corp.	1,100	45
Macy’s, Inc.	187	4
Mallinckrodt PLC (e)	228	2
ManpowerGroup, Inc.	480	46
Marathon Oil Corp.	915	13
Marathon Petroleum Corp.	1,023	57
Marriott International, Inc., Class A	818	115
Marriott Vacations Worldwide Corp.	553	53
Marsh & McLennan Cos., Inc.	245	24
Marvell Technology Group Ltd.	895	21
Mastercard, Inc., Class A	2,442	646
Mattel, Inc. (e)	501	6
Maxim Integrated Products, Inc.	588	35
McDonald’s Corp.	1,344	279
McKesson Corp.	547	74
Medtronic PLC	2,412	235
Merck & Co., Inc.	5,049	423
MetLife, Inc.	214	11
MGM Resorts International	732	21
Microchip Technology, Inc.	177	15
Micron Technology, Inc. (e)	1,327	51
Microsoft Corp.	9,443	1,265
Molson Coors Brewing Co., Class B	552	31
Mondelez International, Inc., Class A	3,126	168
Moody’s Corp.	285	56
Mosaic Co. (The)	635	16
Motorola Solutions, Inc.	553	92
Murphy Oil Corp.	368	9
Murphy USA, Inc. (e)	270	23
Mylan N.V. (e)	657	13
Nasdaq, Inc.	765	74
National Oilwell Varco, Inc.	1,117	25
Navient Corp.	1,381	19
NetApp, Inc.	857	53
Netflix, Inc. (e)	593	218
NetScout Systems, Inc. (e)	1,828	46
New York Community Bancorp, Inc.	1,168	12

Newmont Goldcorp Corp. (NYSE)	855	33
Newmont Goldcorp Corp. (TSE)	975	37
News Corp., Class A	929	13
News Corp., Class B	260	4
NextEra Energy, Inc.	944	193
NIKE, Inc., Class B	1,641	138
NiSource, Inc.	152	4
Noble Corp., PLC (e)	248	—	@
Noble Energy, Inc.	710	16
Nordstrom, Inc.	217	7
Norfolk Southern Corp.	976	195
Northern Trust Corp.	27	2
Northrop Grumman Corp.	198	64
NOW, Inc. (e)	263	4
NRG Energy, Inc.	300	11
Nucor Corp.	212	12
nVent Electric PLC	199	5
NVIDIA Corp.	990	163
O’Reilly Automotive, Inc. (e)	185	68
Occidental Petroleum Corp.	1,869	94
OGE Energy Corp.	100	4
Omnicom Group, Inc.	673	55
ONE Gas, Inc.	380	34
ONEOK, Inc.	6,346	437
Oracle Corp.	5,827	332
Owens-Illinois, Inc.	186	3
PACCAR, Inc.	792	57
Patterson Cos., Inc.	188	4
Paychex, Inc.	573	47
PayPal Holdings, Inc. (e)	1,920	220
Pentair PLC	199	7
People’s United Financial, Inc.	1,029	17
PepsiCo, Inc.	2,803	368
Perrigo Co., PLC	224	11
Perspecta, Inc.	147	3
Pfizer, Inc.	9,155	397
PG&E Corp. (e)	751	17
Philip Morris International, Inc.	3,152	248
Phillips 66	1,129	106
Pioneer Natural Resources Co.	175	27
Pitney Bowes, Inc.	699	3
PNC Financial Services Group, Inc. (The)	1,974	271
PPG Industries, Inc.	209	24
PPL Corp.	2,269	70
Procter & Gamble Co. (The)	6,130	672
Progressive Corp. (The)	240	19
ProLogis, Inc. REIT	1,125	90
Prudential Financial, Inc.	208	21
Public Service Enterprise Group, Inc.	2,088	123
Public Storage REIT	742	177
QEP Resources, Inc. (e)	358	3
QUALCOMM, Inc.	3,010	229
Quest Diagnostics, Inc.	214	22
Ralph Lauren Corp.	38	4
Range Resources Corp.	552	4
Rayonier Advanced Materials, Inc.	251	2
Rayonier, Inc. REIT	260	8
Raytheon Co.	218	38
Regency Centers Corp. REIT	234	16
Regions Financial Corp.	5,674	85
Republic Services, Inc.	702	61

Resideo Technologies, Inc. (e)	215	5
Robert Half International, Inc.	579	33
Rockwell Automation, Inc.	582	95
Roper Technologies, Inc.	238	87
Ross Stores, Inc.	761	75
Royal Caribbean Cruises Ltd.	594	72
RR Donnelley & Sons Co.	253	1
S&P Global, Inc.	767	175
Sabra Health Care, Inc. REIT	258	5
salesforce.com, Inc. (e)	1,189	180
Schlumberger Ltd.	3,022	120
Science Applications International Corp.	9	1
Sealed Air Corp.	362	15
SemGroup Corp., Class A	1,100	13
Sempra Energy	1,006	138
Sherwin-Williams Co. (The)	50	23
Simon Property Group, Inc. REIT	1,190	190
SLM Corp.	1,218	12
Southern Co. (The)	2,787	154
Southwest Airlines Co.	238	12
Southwestern Energy Co. (e)	822	3
Sprint Corp. (e)	6,923	45
Stanley Black & Decker, Inc.	239	35
Starbucks Corp.	2,146	180
State Street Corp.	809	45
Stericycle, Inc. (e)	188	9
Stryker Corp.	709	146
SunTrust Banks, Inc.	2,090	131
Symantec Corp.	1,641	36
Sysco Corp.	2,099	148
T Rowe Price Group, Inc.	878	96
T-Mobile US, Inc. (e)	339	25
Tapestry, Inc.	573	18
Targa Resources Corp.	2,800	110
Target Corp.	688	60
TE Connectivity Ltd.	870	83
TechnipFMC PLC	673	17
TEGNA, Inc.	275	4
Tellurian, Inc. (e)	700	6
Tenet Healthcare Corp. (e)	199	4
Texas Instruments, Inc.	2,759	317
Textron, Inc.	531	28
Thermo Fisher Scientific, Inc.	973	286
Tiffany & Co.	241	23
TJX Cos., Inc. (The)	2,108	111
Travelers Cos., Inc. (The)	198	30
TripAdvisor, Inc. (e)	234	11
Tyson Foods, Inc., Class A	745	60
UGI Corp.	100	5
Union Pacific Corp.	1,176	199
United Parcel Service, Inc., Class B	1,042	108
United States Steel Corp.	380	6
United Technologies Corp.	922	120
UnitedHealth Group, Inc.	1,493	364
Urban Edge Properties REIT	226	4
Urban Outfitters, Inc. (e)	263	6
US Bancorp	5,786	303
Valero Energy Corp.	915	78
Varex Imaging Corp. (e)	184	6
Varian Medical Systems, Inc. (e)	188	26
Vectrus, Inc. (e)	15	1

Ventas, Inc. REIT	213	15
Verisk Analytics, Inc.	647	95
Veritiv Corp. (e)	17	—	@
Verizon Communications, Inc.	26,000	1,485
Versum Materials, Inc.	196	10
Vertex Pharmaceuticals, Inc. (e)	208	38
VF Corp.	888	78
Viacom, Inc., Class B	906	27
Visa, Inc., Class A	3,161	549
Vistra Energy Corp.	100	2
Vornado Realty Trust REIT	214	14
Wabtec Corp.	30	2
Walgreens Boots Alliance, Inc.	2,671	146
Walmart, Inc.	6,555	724
Walt Disney Co. (The)	2,492	348
Washington Prime Group, Inc. REIT	791	3
Waste Management, Inc.	1,076	124
Waters Corp. (e)	224	48
Weatherford International PLC (e)	1,047	—	@
WEC Energy Group, Inc.	812	68
Wells Fargo & Co.	17,179	813
Welltower, Inc. REIT	188	15
Western Digital Corp.	255	12
Western Union Co. (The)	1,381	27
WestRock Co.	192	7
Weyerhaeuser Co. REIT	893	24
Williams Cos., Inc. (The)	18,871	529
Worldpay, Inc., Class A (e)	590	72
WPX Energy, Inc. (e)	898	10
WW Grainger, Inc.	363	97
Wyndham Destinations, Inc.	214	9
Wyndham Hotels & Resorts, Inc.	214	12
Wynn Resorts Ltd.	208	26
Xcel Energy, Inc.	2,232	133
Xerox Corp.	485	17
Xilinx, Inc.	519	61
Xylem, Inc.	544	46
Yum! Brands, Inc.	802	89
Zayo Group Holdings, Inc. (e)	100	3
Zimmer Biomet Holdings, Inc.	542	64
Zions Bancorp NA	325	15
Zoetis, Inc.	2,095	238
		49,913
Total Common Stocks (Cost $113,196)		140,916

	No. of Rights
Right (0.0%)
Austria (0.0%)
BUWOG AG (e)(f) (Cost $—)	172	—

	No. of Warrants
Warrant (0.0%)
France (0.0%)
CGG SA, expires 2/21/22 (e) (Cost $—)	59	—	@

	Shares
Short-Term Investments (23.3%)
Investment Company (22.2%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (g) (Cost $95,581)	95,581,395	95,581

	Face Amount (000)
U.S. Treasury Security (1.1%)
U.S. Treasury Bill,
2.35%, 11/21/19 (h)(i)(Cost $4,885)	$4,930	4,890
Total Short-Term Investments (Cost $100,466)		100,471
Total Investments (93.8%) (Cost $368,480) (j)(k)(l)(m)		403,044
Other Assets in Excess of Liabilities (6.2%)		26,717
Net Assets (100.0%)		$429,761

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Security is subject to delayed delivery.
(b)

Floating or variable rate securities: The rates disclosed are as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Consolidated Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Consolidated Portfolio of Investments.

(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2019.

(e)	Non-income producing security.
(f)

At June 30, 2019, the Fund held fair valued securities valued at less than $500, representing less than 0.05% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Trust’s Trustees.

(g)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended June 30, 2019, advisory fees paid were reduced by approximately $44,000 relating to the Fund’s investment in the Liquidity Funds.

(h)	Rate shown is the yield to maturity at June 30, 2019.
(i)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(j)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, foreign currency forward exchange contracts, futures contracts and swap agreements.
(k)

The approximate fair value and percentage of net assets, $79,837,000 and 18.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Consolidated Portfolio of Investments.

(l)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended June 30, 2019, the Fund did not engage in any cross-trade transactions.

(m)

At June 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $42,329,000 and the aggregate gross unrealized depreciation is approximately $8,148,000, resulting in net unrealized appreciation of approximately $34,181,000.

@	Value is less than $500.
ADR	American Depositary Receipt.
CDI	CHESS Depositary Interest.
CVA	Certificaten Van Aandelen.
EURIBOR	Euro Interbank Offered Rate.
FSE	Frankfurt Stock Exchange
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
LSE	London Stock Exchange
MSE	Milan Stock exchange
MTN	Medium Term Note.
NYSE	New York Stock Exchange
OAT	Obligations Assimilables du Trésor (French Treasury Obligation).
OFZ	Obilgatsyi Federal’novo Zaima (Russian Federal Loan Obligation).
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduit.
SDR	Swedish Depositary Receipt.
TBA	To Be Announced.
TSE	Toronto Stock Exchange

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at June 30, 2019:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA		$576	EUR	507	7/2/19	$ (—@	)
BNP Paribas SA	EUR	1,787	$2,032		7/2/19	—	@
BNP Paribas SA		$166	ARS	8,190	7/18/19	22
Goldman Sachs International	ARS	7,928	$179		7/18/19	(3)
Goldman Sachs International	ARS	16,492	$359		7/18/19	(20)
Goldman Sachs International	ARS	42,725	$822		7/18/19	(158)
Goldman Sachs International		$760	ARS	35,472	7/18/19	55
Goldman Sachs International		$2,393	ARS	109,772	7/18/19	127
JPMorgan Chase Bank NA		$661	ARS	31,437	7/18/19	60
Citibank NA		$628	KRW	739,050	9/11/19	13
Bank of America NA		$333	CNH	2,308	9/12/19	2
Bank of America NA		$54	ILS	191	9/12/19	—	@
Bank of America NA		$67	MXN	1,305	9/12/19	(—@	)
Bank of America NA		$174	PLN	653	9/12/19	1
Bank of Montreal		$55	HUF	15,376	9/12/19	(—@	)
Bank of New York Mellon	EUR	1,251	$1,426		9/12/19	(5)
Barclays Bank PLC	AUD	1	$1		9/12/19	(—@	)
Barclays Bank PLC	COP	742,773	$225		9/12/19	(6)
Barclays Bank PLC	EUR	1,322	$1,507		9/12/19	(5)
Barclays Bank PLC	JPY	7,998	$74		9/12/19	(—@	)
Barclays Bank PLC		$1,099	SGD	1,498	9/12/19	9
Barclays Bank PLC		$116	SGD	156	9/12/19	(—@	)
BNP Paribas SA	CAD	285	$215		9/12/19	(3)
BNP Paribas SA	JPY	49,311	$457		9/12/19	(3)
BNP Paribas SA	PEN	372	$113		9/12/19	—	@
BNP Paribas SA	PEN	762	$227		9/12/19	(3)
BNP Paribas SA		$2,269	EUR	1,991	9/12/19	8
BNP Paribas SA		$88	EUR	77	9/12/19	(—@	)
BNP Paribas SA		$78	EUR	68	9/12/19	(—@	)
BNP Paribas SA		$2,711	EUR	2,371	9/12/19	1
BNP Paribas SA		$1	INR	81	9/12/19	—	@
BNP Paribas SA		$46	JPY	4,981	9/12/19	(—@	)
BNP Paribas SA		$4,449	JPY	477,321	9/12/19	1
BNP Paribas SA		$7	PHP	383	9/12/19	—	@
BNP Paribas SA		$116	PHP	5,949	9/12/19	(—@	)
BNP Paribas SA		$223	RUB	14,748	9/12/19	7
BNP Paribas SA		$213	TWD	6,650	9/12/19	2
Citibank NA	AUD	156	$108		9/12/19	(1)
Citibank NA	CHF	412	$424		9/12/19	(—@	)
Citibank NA	CLP	275,923	$398		9/12/19	(9)
Citibank NA	GBP	710	$905		9/12/19	(—@	)
Citibank NA		$338	CZK	7,647	9/12/19	4
Citibank NA		$135	ILS	479	9/12/19	—	@
Citibank NA		$37	MXN	727	9/12/19	(—@	)
Citibank NA		$230	THB	7,185	9/12/19	4
Citibank NA		$694	TRY	4,252	9/12/19	12
Commonwealth Bank of Australia	EUR	488	$556		9/12/19	(2)
Commonwealth Bank of Australia	NZD	41	$27		9/12/19	(1)
Credit Suisse International	EUR	339	$386		9/12/19	(1)
Credit Suisse International	JPY	27,072	$251		9/12/19	(1)
Goldman Sachs International	AUD	28	$20		9/12/19	(—@	)
Goldman Sachs International	CAD	1,366	$1,031		9/12/19	(14)
Goldman Sachs International	DKK	1,287	$198		9/12/19	1

Goldman Sachs International	EUR	5,058		$5,765	9/12/19	(19)
Goldman Sachs International	GBP	55		$70	9/12/19	—	@
Goldman Sachs International	HKD	735		$94	9/12/19	(—@	)
Goldman Sachs International	IDR	2,174,178		$151	9/12/19	(2)
Goldman Sachs International	JPY	254,894		$2,364	9/12/19	(13)
Goldman Sachs International	$498		AUD	722	9/12/19	11
Goldman Sachs International	$490		AUD	697	9/12/19	—	@
Goldman Sachs International	$3,267		BRL	12,768	9/12/19	36
Goldman Sachs International	$526		HKD	4,103	9/12/19	(—@	)
Goldman Sachs International	$41		HUF	11,466	9/12/19	(—@	)
Goldman Sachs International	ZAR	37		$3	9/12/19	(—@	)
JPMorgan Chase Bank NA	ARS	9,832		$188	9/12/19	(20)
JPMorgan Chase Bank NA	AUD	63		$44	9/12/19	(—@	)
JPMorgan Chase Bank NA	CAD	1,525		$1,150	9/12/19	(16)
JPMorgan Chase Bank NA	CHF	11		$12	9/12/19	(—@	)
JPMorgan Chase Bank NA	JPY	6,166		$57	9/12/19	(—@	)
JPMorgan Chase Bank NA	NOK	6,045		$702	9/12/19	(8)
JPMorgan Chase Bank NA	$246		MXN	4,776	9/12/19	(—@	)
JPMorgan Chase Bank NA	ZAR	31		$2	9/12/19	(—@	)
State Street Bank and Trust Co.	AUD	2		$1	9/12/19	(—@	)
State Street Bank and Trust Co.	DKK	165		$25	9/12/19	(—@	)
State Street Bank and Trust Co.	GBP	158		$201	9/12/19	—	@
State Street Bank and Trust Co.	JPY	72,367		$671	9/12/19	(4)
UBS AG	CHF	282		$286	9/12/19	(4)
UBS AG	DKK	1,961		$299	9/12/19	(1)
UBS AG	EUR	3,750		$4,274	9/12/19	(15)
UBS AG	EUR	87		$100	9/12/19	—	@
UBS AG	GBP	1,161		$1,483	9/12/19	4
UBS AG	HKD	2,391		$305	9/12/19	(1)
UBS AG	JPY	6,358		$59	9/12/19	—	@
UBS AG	NOK	223		$26	9/12/19	(—@	)
UBS AG	SEK	1,572		$167	9/12/19	(3)
UBS AG	$811		CAD	1,060	9/12/19	(1)
UBS AG	$496		CHF	481	9/12/19	(—@	)
UBS AG	$2,264		CHF	2,206	9/12/19	10
UBS AG	$1,370		GBP	1,075	9/12/19	—	@
UBS AG	$2,256		GBP	1,775	9/12/19	6
UBS AG	$2,263		JPY	241,837	9/12/19	(9)
UBS AG	$194		SEK	1,797	9/12/19	(—@	)
UBS AG	$367		TRY	2,252	9/12/19	7
UBS AG	$1,075		TRY	6,493	9/12/19	4
Bank of America NA	EUR	507		$580	9/19/19	—	@
Bank of America NA	JPY	37,335		$349	9/19/19	1
Bank of America NA	NZD	1,149		$761	9/19/19	(12)
Bank of America NA	$5,543		EUR	4,833	9/19/19	(13)
Bank of America NA	$251		SGD	340	9/19/19	—	@
BNP Paribas SA	$2,044		EUR	1,787	9/19/19	(—@	)
BNP Paribas SA	$72		IDR	1,024,419	9/19/19	—	@
BNP Paribas SA	$1,932		KRW	2,229,095	9/19/19	3
BNP Paribas SA	$521		THB	15,946	9/19/19	—	@
Citibank NA	CAD	5		$4	9/19/19	(—@	)
Citibank NA	PLN	564		$152	9/19/19	—	@
Citibank NA	$409		CAD	538	9/19/19	2
Citibank NA	$909		CHF	878	9/19/19	(4)
Citibank NA	$541		SEK	4,993	9/19/19	(—@	)
Goldman Sachs International	AUD	2,185		$1,526	9/19/19	(12)
Goldman Sachs International	MXN	33,369		$1,716	9/19/19	(—@	)
JPMorgan Chase Bank NA	JPY	48,862		$456	9/19/19	—	@
JPMorgan Chase Bank NA	NOK	1,379		$163	9/19/19	1
JPMorgan Chase Bank NA	$1,481		GBP	1,159	9/19/19	(4)
Royal Bank of Canada	CAD	418		$317	9/19/19	(3)

Royal Bank of Canada		$312	MXN	6,083	9/19/19	1
UBS AG	DKK	390		$60	9/19/19	— @
UBS AG	MYR	21		$5	9/19/19	(—@ )
UBS AG		$6,581	JPY	701,848	9/19/19	(34)
JPMorgan Chase Bank NA	CNH	118,251		$16,851	10/17/19	(347)
JPMorgan Chase Bank NA	CNH	82,879		$11,795	10/17/19	(259)
JPMorgan Chase Bank NA	CNH	580		$85	10/17/19	— @
JPMorgan Chase Bank NA		$5,993	CNH	40,225	10/17/19	(143)
JPMorgan Chase Bank NA		$1,048	CNH	7,393	10/17/19	27
JPMorgan Chase Bank NA		$2,442	CNH	16,810	10/17/19	3
JPMorgan Chase Bank NA		$20,200	CNH	137,282	10/17/19	(234)
						$(971)

Futures Contracts:

The Fund had the following futures contracts open at June 30, 2019:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
100 oz Gold Future (United States)	21	Aug-19	$2		$2,969	$225
Australian 10 yr. Bond (Australia)	18	Sep-19	AUD	1,800	1,815	24
Australian 3 yr. Bond (Australia)	377	Sep-19		37,700	30,437	34
DAX Index (Germany)	9	Sep-19	EUR	— @	3,169	78
Euro Stoxx 50 (Germany)	177	Sep-19	2		6,976	151
MSCI Emerging Market E Mini (United States)	193	Sep-19	$9		10,165	314
MSCI Singapore Free Index (Singapore)	38	Jul-19	SGD	4	1,062	8
NIKKEI 225 Index (Japan)	48	Sep-19	JPY	24	4,743	45
S&P 500 E Mini Index (United States)	375	Sep-19	$19		55,204	762
U.S. Treasury 10 yr. Note (United States)	123	Sep-19	12,300		15,740	(2)
U.S. Treasury 10 yr. Ultra Long Bond (United States)	55	Sep-19	5,500		7,597	157
U.S. Treasury 2 yr. Note (United States)	12	Sep-19	2,400		2,582	15
UK Long Gilt Bond (United Kingdom)	6	Sep-19	GBP	600	993	(3)

Short:
Euro OAT (Germany)	9	Sep-19	EUR	(900)	(1,687)	(28)
German Euro BONO (Germany)	4	Sep-19	(400)		(715)	(15)
German Euro BTP (Germany)	32	Sep-19	(3,200)		(4,887)	(193)
German Euro Bund (Germany)	50	Sep-19	(5,000)		(9,821)	(104)
Hang Seng China Enterprises Index (Hong Kong)	59	Jul-19	HKD	(3)	(4,092)	2
TOPIX Index (Japan)	36	Sep-19	JPY	(360)	(5,179)	14
U.S. Treasury 10 yr. Note (United States)	7	Sep-19	$(700)		(896)	(5)
U.S. Treasury 2 yr. Note (United States)	34	Sep-19	(6,800)		(7,316)	(31)
U.S. Treasury 30 yr. Bond (United States)	1	Sep-19	(100)		(156)	(4)
U.S. Treasury 5 yr. Note (United States)	45	Sep-19	(4,500)		(5,317)	(60)
						$1,384

Interest Rate Swap Agreement:

The Fund had the following interest rate swap agreement open at June 30, 2019:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (000)
JPMorgan Chase Bank NA	3 Month KORIBOR	Pay	1.83%	Quarterly/Quarterly	6/14/27	KRW	1,400,000	$38	$—	$38

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at June 30, 2019:

Swap Counterparty	Index	Pay/Receive Total Return of Referenced Index	Floating Rate	Payment Frequency	Maturity Date		Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC	Barclays Long US Healthcare Index††	Receive	3 Month USD LIBOR plus 0.16%	Quarterly	4/29/20		$412	$16	$—	$16
Barclays Bank PLC	Barclays Long US Healthcare Index††	Receive	3 Month USD LIBOR plus 0.16%	Quarterly	4/29/20		4,425	185	—	185
Barclays Bank PLC	Barclays Long US Healthcare Index††	Receive	3 Month USD LIBOR plus 0.16%	Quarterly	4/29/20		2,144	102	—	102
BNP Paribas SA	MSCI Emerging Market Index	Receive	3 Month USD LIBOR plus 0.24%	Quarterly	1/24/20		21,493	(615)	—	(615)
BNP Paribas SA	MSCI AU Banks Index	Pay	3 Month AUD BBSW plus 0.20%	Quarterly	2/10/20	AUD	1,042	(43)	—	(43)
BNP Paribas SA	MSCI AU Banks Index	Pay	3 Month AUD BBSW plus 0.33%	Quarterly	2/10/20		2,088	(85)	—	(85)
BNP Paribas SA	MSCI AU Banks Index	Pay	3 Month AUD BBSW plus 0.13%	Quarterly	2/10/20		3,452	(141)	—	(141)
BNP Paribas SA	MSCI AU Banks Index	Pay	3 Month AUD BBSW plus 0.35%	Quarterly	2/10/20		3,739	(153)	—	(153)
BNP Paribas SA	MSCI AU Banks Index	Pay	3 Month AUD BBSW plus 0.35%	Quarterly	2/10/20		1,974	(58)	—	(58)
BNP Paribas SA	MSCI AU Banks Index	Pay	3 Month AUD BBSW plus 0.33%	Quarterly	2/10/20		1,493	(61)	—	(61)
BNP Paribas SA	Alerian MLP Total Return Index	Receive	3 Month USD LIBOR plus 0.16%	Quarterly	4/29/20		$1,201	67	—	67
BNP Paribas SA	Alerian MLP Total Return Index	Receive	3 Month USD LIBOR plus 0.37%	Quarterly	6/1/20		383	6	—	6
BNP Paribas SA	Alerian MLP Total Return Index	Receive	3 Month USD LIBOR plus 0.37%	Quarterly	6/1/20		3,011	22	—	22
JPMorgan Chase Bank NA	MSCI Japan Net Total Return Index	Receive	3 Month USD LIBOR plus 0.16%	Quarterly	2/10/20		14,694	(76)	—	(76)
								$(834)	$—	$(834)

†† See tables below for details of the equity basket holdings underlying the swap.

The following table represents the equity basket holdings underlying the total return swap with Barclays Long U.S. Healthcare Index as of June 30, 2019:

Security Description	Shares	Value (000)	Index Weight
Barclays Long U.S. Healthcare Index
Abbott Laboratories	34,539	$2,905	4.20%
AbbVie, Inc.	29,567	2,150	3.11
Abiomed, Inc.	839	219	0.32
Agilent Technologies, Inc.	6,258	467	0.68
Alexion Pharmaceuticals, Inc.	4,395	576	0.83
Align Technology, Inc.	1,487	407	0.59
Alkermes PLC	2,991	67	0.10
Allergan PLC	6,652	1,114	1.61
Alnylam Pharmaceuticals, Inc.	1,750	127	0.18
AmerisourceBergen Corp.	3,157	269	0.39
Amgen, Inc.	12,535	2,310	3.34
Anthem, Inc.	5,073	1,432	2.07
Baxter International, Inc.	9,965	816	1.18
Becton Dickinson and Co.	5,281	1,331	1.92
Biogen, Inc.	3,966	928	1.34
BioMarin Pharmaceutical, Inc.	3,496	299	0.43
Boston Scientific Corp.	27,133	1,166	1.69
Bristol-Myers Squibb Co.	32,035	1,453	2.10
Cardinal Health, Inc.	5,858	276	0.40
Centene Corp.	8,024	421	0.61
Cerner Corp.	5,874	431	0.62
Cigna Corp.	7,499	1,181	1.71
Cooper Cos, Inc. (The)	966	325	0.47
CVS Health Corp.	25,410	1,385	2.00
Danaher Corp.	12,411	1,774	2.57
DaVita, Inc.	2,645	149	0.22
Dentsply Sirona, Inc.	4,383	256	0.37
Dexcom, Inc.	1,749	262	0.38
Edwards Lifesciences Corp.	4,094	756	1.09
Elanco Animal Health, Inc.	5,470	185	0.27
Eli Lilly & Co.	17,565	1,946	2.81
Gilead Sciences, Inc.	25,451	1,719	2.49
HCA Healthcare, Inc.	5,404	730	1.06
Henry Schein, Inc.	3,037	212	0.31
Hologic, Inc.	5,665	272	0.39
Humana, Inc.	2,704	717	1.04
IDEXX Laboratories, Inc.	1,706	470	0.68
Illumina, Inc.	2,892	1,065	1.54
Incyte Corp.	3,535	300	0.43
Intuitive Surgical, Inc.	2,250	1,180	1.71
IQVIA Holdings, Inc.	3,158	508	0.73
Jazz Pharmaceuticals PLC	1,204	172	0.25
Johnson & Johnson	52,744	7,346	10.61
Laboratory Corporation of America Holdings	1,983	343	0.50
McKesson Corp.	3,830	515	0.74
Medtronic PLC	26,402	2,571	3.72
Merck & Co., Inc.	51,123	4,287	6.20
Mettler-Toledo International, Inc.	492	413	0.60
Mylan N.V.	10,075	192	0.28
Nektar Therapeutics	3,339	119	0.17
Perrigo Co., PLC	2,509	119	0.17
Pfizer, Inc.	113,708	4,926	7.12
Quest Diagnostics, Inc.	2,674	272	0.39
Regeneron Pharmaceuticals, Inc.	1,564	490	0.71
ResMed, Inc.	2,810	343	0.50
Seattle Genetics, Inc.	2,250	156	0.23
Stryker Corp.	6,636	1,364	1.97
Teleflex, Inc.	908	301	0.43
Thermo Fisher Scientific, Inc.	7,924	2,327	3.37
United Therapeutics Corp.	878	69	0.10
UnitedHealth Group, Inc.	18,926	4,618	6.68
Universal Health Services, Inc.	1,695	221	0.32
Varian Medical Systems, Inc.	1,803	245	0.35
Veeva Systems, Inc.	2,472	401	0.58
Vertex Pharmaceuticals, Inc.	5,007	918	1.33
Waters Corp.	1,502	323	0.47
Zimmer Biomet Holdings, Inc.	4,020	473	0.68
Zoetis, Inc.	9,447	1,072	1.55
Total		$69,152	100.00%

@		Value is less than $500.
BBSW		Australia’s Bank Bill Swap.
KORIBOR		Korea Interbank Offered Rate.
LIBOR		London Interbank Offered Rate.
OAT		Obligations Assimilables du Trésor (French Treasury Obligation).
ARS	—	Argentine Peso
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNH	—	Chinese Yuan Renminbi Offshore
COP	—	Colombian Peso
CZK	—	Czech Koruna
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PEN	—	Peruvian Nuevo Sol
PHP	—	Philippine Peso
PLN	—	Polish Zloty
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish Lira
TWD	—	Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Fixed Income Securities	40.1%
Common Stocks	35.0
Short-Term Investments	24.9
Total Investments	100.0	%*

*

Does not include open long/short futures contracts with a value of approximately $183,518,000 and net unrealized appreciation of approximately $1,384,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $971,000. Also does not include open swap agreements with net unrealized depreciation of approximately $796,000.

Morgan Stanley Institutional Fund Trust

Global Multi-Asset Income Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2019 (unaudited)

	Face Amount (000)		Value (000)
Fixed Income Securities (48.9%)
Agency Fixed Rate Mortgages (4.5%)
United States (4.5%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
3.00%, 6/1/49		$199	$201
Federal National Mortgage Association,
Conventional Pools:
3.50%, 4/1/49 – 6/1/49		296	301
July TBA:
3.00%, 7/1/49 (a)		80	81
3.50%, 7/1/49 (a)		70	72
Government National Mortgage Association,
Various Pools:
5.00%, 12/20/48		50	51
			706
Commercial Mortgage-Backed Security (0.4%)
United States (0.4%)
Government National Mortgage Association,
REMIC
1 Month USD LIBOR + 0.70%, 3.17%, 2/20/62 (b)		61	61
			61
Corporate Bonds (12.8%)
Australia (0.5%)
Australia & New Zealand Banking Group Ltd.,
5.13%, 9/10/19	EUR	50	57
Commonwealth Bank of Australia,
1.75%, 11/7/19 (c)		$20	20
			77
Belgium (0.5%)
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
4.70%, 2/1/36		20	22
Anheuser-Busch InBev SA,
2.75%, 3/17/36	EUR	45	60
			82
Canada (0.1%)
Royal Bank of Canada,
2.75%, 2/1/22		$20	20

France (1.1%)
BNP Paribas SA,
1.13%, 6/11/26	EUR	100	117
5.00%, 1/15/21		$50	52
			169
Germany (1.4%)
BMW Finance,
0.38%, 7/10/23	EUR	110	127
Deutsche Bank AG,
2.70%, 7/13/20		$50	50

Kreditanstalt fuer Wiederaufbau,
1.13%, 9/15/32	EUR	28	35
			212
Netherlands (0.4%)
Cooperatieve Rabobank UA,
3.75%, 11/9/20		50	60

United Kingdom (0.6%)
HBOS PLC,
4.50%, 3/18/30		50	65
Vodafone Group PLC,
4.38%, 5/30/28		$20	21
			86
United States (8.2%)
Abbott Laboratories,
3.40%, 11/30/23		20	21
Air Lease Corp.,
2.13%, 1/15/20		20	20
Altria Group, Inc.,
3.80%, 2/14/24		20	21
Amazon.com, Inc.,
2.80%, 8/22/24		45	47
American International Group, Inc.,
4.88%, 6/1/22		20	21
Apple, Inc.,
2.50%, 2/9/22		50	51
AT&T, Inc.,
4.25%, 3/1/27		50	54
Bank of America Corp.,
3.37%, 1/23/26		20	21
MTN
4.25%, 10/22/26		20	21
Bank of New York Mellon Corp. (The),
MTN
3.65%, 2/4/24		20	21
Boston Properties LP,
3.85%, 2/1/23		50	52
Bristol-Myers Squibb Co.,
3.40%, 7/26/29 (c)		45	47
Capital One Financial Corp.,
3.30%, 10/30/24		50	51
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.91%, 7/23/25		20	22
Cigna Corp.,
3.75%, 7/15/23 (c)		20	21
Citigroup, Inc.,
5.50%, 9/13/25		50	57
CVS Health Corp.,
3.70%, 3/9/23		20	21
Dollar Tree, Inc.,
3.70%, 5/15/23		20	21
Dow Chemical Co. (The),
4.55%, 11/30/25 (c)		20	22
Fox Corp.,
4.71%, 1/25/29 (c)		20	22
General Motors Financial Co., Inc.,
4.30%, 7/13/25		10	10

Goldman Sachs Group, Inc. (The),
6.75%, 10/1/37	50		65
HCA, Inc.,
4.13%, 6/15/29	35		36
HSBC USA, Inc.,
3.50%, 6/23/24	100		104
JPMorgan Chase & Co.,
2.78%, 4/25/23	50		51
McDonald’s Corp.,
MTN
3.38%, 5/26/25	50		52
Microsoft Corp.,
1.55%, 8/8/21	20		20
MPLX LP,
4.00%, 2/15/25	50		52
NBC Universal Media LLC,
4.38%, 4/1/21	50		52
PepsiCo, Inc.,
1.70%, 10/6/21	20		20
salesforce.com, Inc.,
3.25%, 4/11/23	20		21
Starbucks Corp.,
3.80%, 8/15/25	20		21
Union Pacific Corp.,
3.95%, 9/10/28	10		11
UnitedHealth Group, Inc.,
2.88%, 3/15/23	20		20
Verizon Communications, Inc.,
4.13%, 3/16/27	20		22
Visa, Inc.,
3.15%, 12/14/25	20		21
Walmart, Inc.,
2.55%, 4/11/23	20		20
Wells Fargo & Co.,
3.00%, 10/23/26	50		51
			1,283
			1,989
Sovereign (23.5%)
Argentina (0.7%)
Argentine Republic Government International Bond,
5.88%, 1/11/28	152		116

Australia (1.1%)
Australia Government Bond,
2.75%, 11/21/28	AUD	217	172

Austria (0.2%)
Republic of Austria Government Bond,
2.10%, 9/20/17 (c)	EUR	20	35

Belgium (0.7%)
Kingdom of Belgium Government Bond,
0.80%, 6/22/25 (c)	56		68
1.90%, 6/22/38 (c)	29		40
			108

Canada (1.5%)
Canadian Government Bond,
1.00%, 6/1/27	CAD	76	56
2.00%, 6/1/28		177	142
Province of Ontario Canada,
2.30%, 6/15/26		$40	40
			238
Cyprus (0.1%)
Cyprus Government International Bond,
3.75%, 7/26/23	EUR	6	8

Denmark (0.1%)
Denmark Government Bond,
0.50%, 11/15/27	DKK	95	16

France (0.7%)
French Republic Government Bond OAT,
2.00%, 5/25/48 (c)	EUR	19	28
3.25%, 5/25/45		45	81
			109
Germany (0.7%)
Bundesrepublik Deutschland Bundesanleihe,
1.50%, 9/4/22		90	110

Greece (2.2%)
Hellenic Republic Government Bond,
3.75%, 1/30/28		266	336

Hungary (0.1%)
Hungary Government International Bond,
5.75%, 11/22/23		$18	20

Indonesia (0.2%)
Indonesia Treasury Bond,
6.13%, 5/15/28	IDR	171,000	11
8.25%, 5/15/29		180,000	14
			25
Italy (1.4%)
Italy Buoni Poliennali Del Tesoro,
1.45%, 9/15/22	EUR	56	65
3.75%, 9/1/24		85	108
3.85%, 9/1/49 (c)		37	49
			222
Japan (7.2%)
Japan Government Ten Year Bond,
0.10%, 6/20/26	JPY	20,000	190
0.50%, 9/20/24		25,000	241
1.10%, 6/20/21		25,000	238
Japan Government Thirty Year Bond,
0.30%, 6/20/46		11,600	107
1.70%, 6/20/33		14,000	160
2.00%, 9/20/40		15,000	189
			1,125

Malaysia (0.1%)
Malaysia Government Bond,
3.96%, 9/15/25	MYR	84	21

Mexico (0.7%)
Mexican Bonos,
Series M
7.50%, 6/3/27	MXN	1,000	52
8.50%, 5/31/29		600	33
Petroleos Mexicanos,
4.88%, 1/18/24		$19	19
			104
Netherlands (0.1%)
Netherlands Government Bond,
3.75%, 1/15/42 (c)	EUR	6	12

New Zealand (0.3%)
New Zealand Government Bond,
3.00%, 4/20/29	NZD	67	51

Norway (0.1%)
Norway Government Bond,
2.00%, 5/24/23 (c)	NOK	103	12

Poland (0.2%)
Republic of Poland Government Bond,
2.25%, 4/25/22	PLN	95	26

Portugal (0.0%)
Portugal Obrigacoes do Tesouro OT,
4.10%, 2/15/45 (c)	EUR	4	7

Spain (1.8%)
Spain Government Bond,
0.25%, 7/30/24 (c)		85	98
1.60%, 4/30/25 (c)		85	106
2.70%, 10/31/48 (c)		38	57
3.45%, 7/30/66 (c)		10	18
			279
Supernational (0.8%)
European Financial Stability Facility,
1.25%, 5/24/33		19	24
European Investment Bank,
0.20%, 7/15/24		28	33
International Bank for Reconstruction & Development,
2.20%, 2/27/24	AUD	104	76
			133
Sweden (0.1%)
Sweden Government Bond,
1.00%, 11/12/26	SEK	65	8

United Kingdom (2.4%)
United Kingdom Gilt,
1.25%, 7/22/27	GBP	40	53
1.50%, 1/22/21		28	36
1.63%, 10/22/28		62	84

3.50%, 1/22/45	63	115
4.25%, 6/7/32 – 9/7/39	44	80
		368
		3,661
U.S. Treasury Securities (7.7%)
United States (7.7%)
U.S. Treasury Bonds,
2.50%, 2/15/45	$154	154
3.13%, 5/15/48	98	110
4.25%, 11/15/40	139	182
U.S. Treasury Note,
1.13%, 7/31/21	144	142
2.00%, 5/31/24	96	97
2.25%, 11/15/27	76	78
U.S. Treasury Notes,
1.38%, 1/31/21	123	122
1.75%, 4/30/22	60	60
2.25%, 2/15/27	132	135
2.88%, 8/15/28	106	114
		1,194
Total Fixed Income Securities (Cost $7,443)		7,611

	Shares	Value (000)
Common Stocks (26.0%)
Australia (1.3%)
AGL Energy Ltd.	83	1
Alumina Ltd.	246	—	@
Amcor PLC CDI	94	1
AMP Ltd.	295	—	@
APA Group	1,308	10
Aristocrat Leisure Ltd.	67	1
ASX Ltd.	19	1
Atlas Arteria Ltd.	462	3
Aurizon Holdings Ltd.	207	1
AusNet Services	2,032	3
Australia & New Zealand Banking Group Ltd.	322	6
Bank of Queensland Ltd.	42	—	@
Bendigo & Adelaide Bank Ltd.	53	—	@
BHP Group Ltd.	306	9
Boral Ltd.	118	—	@
Brambles Ltd.	156	1
BWP Trust REIT	325	1
Caltex Australia Ltd.	27	—	@
Challenger Ltd.	57	—	@
Charter Hall Retail REIT	233	1
CIMIC Group Ltd.	10	—	@
Coca-Cola Amatil Ltd.	57	—	@
Cochlear Ltd.	6	1
Coles Group Ltd. (d)	131	1
Commonwealth Bank of Australia	171	10
Computershare Ltd.	47	1
Cromwell Property Group REIT	990	1
Crown Resorts Ltd.	36	—	@
CSL Ltd.	49	7
Dexus REIT	746	7

Domino’s Pizza Enterprises Ltd.	7	—	@
Flight Centre Travel Group Ltd.	6	—	@
Fortescue Metals Group Ltd.	152	1
Goodman Group REIT	1,368	14
GPT Group (The) REIT	1,383	6
Harvey Norman Holdings Ltd.	55	—	@
Incitec Pivot Ltd.	169	—	@
Insurance Australia Group Ltd.	190	1
James Hardie Industries PLC CDI	45	1
Lend Lease Group REIT	55	1
Macquarie Group Ltd.	30	3
Medibank Pvt Ltd.	277	1
Mirvac Group REIT	2,850	6
National Australia Bank Ltd.	298	6
Newcrest Mining Ltd.	73	2
Oil Search Ltd.	136	1
OneMarket Ltd. (d)	75	—	@
Orica Ltd.	38	1
Origin Energy Ltd.	176	1
Qantas Airways Ltd.	49	—	@
QBE Insurance Group Ltd.	118	1
Ramsay Health Care Ltd.	14	1
REA Group Ltd.	6	—	@
Rio Tinto Ltd.	40	3
Santos Ltd.	181	1
Scentre Group REIT	3,941	11
Seek Ltd.	33	1
Shopping Centres Australasia Property Group REIT	807	1
Sonic Healthcare Ltd.	40	1
South32 Ltd.	417	1
Spark Infrastructure Group	1,725	3
Stockland REIT	1,937	6
Suncorp Group Ltd.	103	1
Sydney Airport	1,250	7
Tabcorp Holdings Ltd.	199	1
Telstra Corp., Ltd.	730	2
TPG Telecom Ltd.	34	—	@
Transurban Group	2,257	23
Treasury Wine Estates Ltd.	74	1
Vicinity Centres REIT	2,538	4
Vocus Group Ltd. (d)	53	—	@
Wesfarmers Ltd.	110	3
Westpac Banking Corp.	347	7
Woodside Petroleum Ltd.	74	2
Woolworths Group Ltd.	149	4
		197
Austria (0.0%)
CA Immobilien Anlagen AG	48	2
Erste Group Bank AG (d)	19	1
Raiffeisen Bank International AG	10	—	@
		3
Belgium (0.3%)
Aedifica SA REIT	9	1
Anheuser-Busch InBev SA N.V.	134	12
Befimmo SA REIT	13	1
bpost SA	1,325	12
Cie d’Entreprises CFE	17	2
Cofinimmo SA REIT	14	2

D’ieteren SA	47	2
Econocom Group SA	778	3
Elia System Operator SA	30	2
Intervest Offices & Warehouses N.V. REIT	10	—	@
KBC Group N.V.	80	5
Leasinvest Real Estate SCA REIT	1	—	@
Proximus SADP	8	—	@
Warehouses De Pauw CVA REIT	11	2
Wereldhave Belgium Comm VA REIT	1	—	@
		44
Brazil (0.0%)
Cia de Saneamento Basico do Estado de Sao Paulo ADR	300	4

Canada (2.6%)
Alimentation Couche-Tard, Inc., Class B	92	6
ARC Resources Ltd.	92	—	@
Artis Real Estate Investment Trust REIT	100	1
Bank of Montreal	192	14
Bank of Nova Scotia (The)	384	21
Barrick Gold Corp.	92	1
Blackberry Ltd. (d)	92	1
Brookfield Asset Management, Inc., Class A	92	4
Brookfield Business Partners LP	2	—	@
Cameco Corp.	92	1
Canadian Apartment Properties REIT	100	4
Canadian Imperial Bank of Commerce	92	7
Canadian National Railway Co.	92	9
Canadian Natural Resources Ltd.	84	2
Cenovus Energy, Inc.	92	1
Chartwell Retirement Residences REIT (Units) (e)	100	1
Cominar Real Estate Investment Trust REIT	100	1
Dream Global Real Estate Investment Trust REIT	100	1
Dream Office Real Estate Investment Trust REIT	100	2
Enbridge, Inc. (NYSE)	730	26
Enbridge, Inc. (TSX)	1,665	60
Encana Corp.	84	—	@
First Capital Realty, Inc.	100	2
First Quantum Minerals Ltd.	92	1
Fortis, Inc.	492	19
Gibson Energy, Inc.	100	2
H&R Real Estate Investment Trust REIT	200	3
Husky Energy, Inc.	94	1
Hydro One Ltd.	100	2
Imperial Oil Ltd.	192	5
Inter Pipeline Ltd.	592	9
Keyera Corp.	300	8
Magna International, Inc.	92	5
Manulife Financial Corp.	476	9
Nutrien Ltd.	39	2
Pembina Pipeline Corp.	920	34
Power Corp. of Canada	92	2
PrairieSky Royalty Ltd.	196	3
RioCan Real Estate Investment Trust REIT	200	4
Rogers Communications, Inc., Class B	92	5
Royal Bank of Canada	184	15
Shaw Communications, Inc., Class B	192	4
SmartCentres Real Estate Investment Trust REIT	100	3
Sun Life Financial, Inc.	92	4
Suncor Energy, Inc.	284	9

TC Energy Corp.	1,592	79
Teck Resources Ltd., Class B	92	2
Tidewater Midstream and Infrastructure Ltd.	100	—	@
Toronto-Dominion Bank (The)	192	11
Westshore Terminals Investment Corp.	100	2
Wheaton Precious Metals Corp.	92	2
		410
China (0.1%)
Beijing Capital International Airport Co., Ltd. H Shares (f)	2,000	2
Beijing Enterprises Holdings Ltd. (f)	500	2
Beijing Enterprises Water Group Ltd. (d)(f)	4,000	2
China Gas Holdings Ltd. (f)	2,400	9
China Merchants Port Holdings Co., Ltd. (f)	21	—	@
Jiangsu Expressway Co., Ltd. H Shares (f)	2,000	3
Shenzhen Investment Holdings Bay Area Development Co., Ltd. (f)	1,000	1
Towngas China Co., Ltd. (d)(f)	1,020	1
Zhejiang Expressway Co., Ltd., Class H (f)	2,000	2
		22
Denmark (0.2%)
AP Moller - Maersk A/S Series B	1	1
Carlsberg A/S Series B	14	2
Chr Hansen Holding A/S	11	1
Coloplast A/S Series B	13	2
Danske Bank A/S	123	2
Demant A/S (d)	13	—	@
Drilling Co. of 1972 A/S (The) (d)	2	—	@
DSV A/S	21	2
Genmab A/S (d)	6	1
ISS A/S	18	1
Novo Nordisk A/S Series B	231	12
Novozymes A/S Series B	26	1
Orsted A/S	24	2
Pandora A/S	13	1
Tryg A/S	12	—	@
Vestas Wind Systems A/S	25	2
		30
Finland (0.1%)
Citycon Oyj	52	1
Elisa Oyj	7	—	@
Fortum Oyj	18	—	@
Kone Oyj, Class B	72	4
Nokia Oyj	607	3
Sampo Oyj, Class A	97	4
Technopolis Oyj (d)	95	1
UPM-Kymmene Oyj	137	4
		17
France (3.5%)
Accor SA	41	2
Aeroports de Paris (ADP)	169	30
Air Liquide SA	53	7
Airbus SE	71	10
Akka Technologies	49	3
ALD SA	237	4
Alten SA	118	14
Altran Technologies SA	934	15

ArcelorMittal	60	1
AXA SA	221	6
BNP Paribas SA	196	9
Capgemini SE	29	4
Carrefour SA	96	2
Cie de Saint-Gobain	71	3
Cie Generale des Etablissements Michelin SCA	29	4
Covivio REIT (ISE)	24	2
Covivio REIT (PAR)	5	1
Credit Agricole SA	238	3
Danone SA	90	8
Derichebourg SA	1,099	4
Eiffage SA	270	27
Electricite de France SA	25	—	@
Elior Group SA	772	11
Engie SA	258	4
EssilorLuxottica SA	32	4
Eutelsat Communications SA	178	3
Fnac Darty SA (d)	127	9
Gecina SA REIT	27	4
Getlink SE	567	9
ICADE REIT	25	2
Iliad SA	1	—	@
Jacquet Metal Service SA	78	2
Kaufman & Broad SA	75	3
Kering SA	11	6
Klepierre SA REIT	139	5
L’Oreal SA	33	9
Legrand SA	52	4
LVMH Moet Hennessy Louis Vuitton SE	32	14
Mercialys SA REIT	28	—	@
Orange SA	342	5
Pernod Ricard SA	35	6
Peugeot SA	2,069	51
Publicis Groupe SA	34	2
Renault SA	29	2
Safran SA	52	8
Sanofi	147	13
Schneider Electric SE	69	6
SES SA	445	7
Societe de la Tour Eiffel REIT	1	—	@
Societe Generale SA	143	4
Sodexo SA	32	4
Suez	15	—	@
TOTAL SA	244	14
Unibail-Rodamco-Westfield REIT	80	12
Unibail-Rodamco-Westfield REIT CDI	540	4
Valeo SA	45	1
Veolia Environnement SA	22	1
Vinci SA	1,263	129
Vivendi SA	160	4
Worldline SA (d)	337	25
		546
Germany (2.9%)
Adidas AG	57	18
ADLER Real Estate AG	18	—	@
ADO Properties SA	20	1
Allianz SE (Registered)	122	29
Alstria Office AG REIT	88	1

Amadeus Fire AG	14	2
Aumann AG	118	3
BASF SE	276	20
Bayer AG (Registered)	273	19
Bayerische Motoren Werke AG	36	3
Bechtle AG	156	18
Befesa SA	72	3
Beiersdorf AG	2	—	@
Bilfinger SE	329	11
CANCOM SE	219	12
Commerzbank AG	252	2
Continental AG	14	2
Daimler AG (Registered)	277	15
Deutsche Bank AG (Registered)	172	1
Deutsche Boerse AG	36	5
Deutsche EuroShop AG	30	1
Deutsche Post AG (Registered)	122	4
Deutsche Telekom AG (Registered)	1,078	19
Deutsche Wohnen SE	224	8
DIC Asset AG	29	—	@
E.ON SE	340	4
Fraport AG Frankfurt Airport Services Worldwide	292	25
Fresenius Medical Care AG & Co., KGaA	33	3
Fresenius SE & Co., KGaA	48	3
Grand City Properties SA	67	2
Hamborner AG REIT	52	1
Hamburger Hafen und Logistik AG	129	3
HeidelbergCement AG	31	2
Henkel AG & Co., KGaA	21	2
Henkel AG & Co., KGaA (Preference)	28	3
Hornbach Holding AG & Co., KGaA	30	2
Indus Holding AG	50	2
Infineon Technologies AG	192	3
Innogy SE	6	—	@
Jungheinrich AG (Preference)	178	5
LEG Immobilien AG	43	5
Linde PLC (d)	123	25
Merck KGaA	29	3
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	22	6
Porsche Automobil Holding SE (Preference)	28	2
ProSiebenSat.1 Media SE (Registered)	44	1
RWE AG	96	2
Salzgitter AG	395	11
SAP SE	253	35
Siemens AG (Registered)	220	26
Sixt SE	99	11
TAG Immobilien AG (d)	96	2
thyssenKrupp AG	89	1
TLG Immobilien AG	47	1
Uniper SE	33	1
United Internet AG (Registered)	6	—	@
Volkswagen AG (Preference)	17	3
Vonovia SE	365	17
Wacker Neuson SE	171	4
Washtec AG	16	1
Zalando SE (d)	722	32
		446

Greece (0.1%)
Mytilineos Holdings SA	333	4
OPAP SA	716	8
		12
Hong Kong (0.9%)
Bank of East Asia Ltd. (The)	200	1
BOC Hong Kong Holdings Ltd.	500	2
Champion REIT	13,000	11
CK Asset Holdings Ltd.	2,000	16
Fortune Real Estate Investment Trust REIT	1,000	1
Great Eagle Holdings Ltd.	2,043	9
Hang Lung Properties Ltd.	1,000	2
Henderson Land Development Co., Ltd.	1,210	7
Hong Kong & China Gas Co., Ltd.	9,376	21
Hongkong & Shanghai Hotels Ltd. (The)	4,269	5
Hongkong Land Holdings Ltd.	600	4
I-CABLE Communications Ltd. (d)	766	—	@
Johnson Electric Holdings Ltd.	1,015	2
Kerry Properties Ltd.	500	2
Kowloon Development Co., Ltd. REIT	7,000	9
Link REIT	1,000	12
New World Development Co., Ltd.	3,593	6
Polytec Asset Holdings Ltd.	700	—	@
Sino Land Co., Ltd.	2,254	4
Stella International Holdings Ltd.	2,500	4
Sun Hung Kai Properties Ltd.	1,000	17
Swire Properties Ltd.	600	2
Wharf Holdings Ltd. (The)	1,000	3
Wharf Real Estate Investment Co., Ltd.	1,000	7
		147
Ireland (0.1%)
AIB Group PLC	68	—	@
Bank of Ireland Group PLC	195	1
Bank of Ireland Group PLC	72	—	@
Green REIT PLC	457	1
Hibernia REIT PLC	461	1
Irish Residential Properties PLC REIT	238	1
Kerry Group PLC, Class A (ISE)	2	—	@
Kerry Group PLC, Class A (NYSE)	30	4
		8
Israel (0.0%)
Bank Hapoalim BM	90	1
Bank Leumi Le-Israel BM	129	1
Mizrahi Tefahot Bank Ltd.	10	—	@
		2
Italy (0.9%)
ACEA SpA	46	1
Assicurazioni Generali SpA	178	3
Atlantia SpA	2,130	55
CIR-Compagnie Industriali Riunite SpA	949	1
Enav SpA	1,227	7
Enel SpA	1,273	9
Eni SpA	348	6
Ferrari N.V.	14	2
Fiat Chrysler Automobiles N.V.	132	2

Fiera Milano SpA	372	2
Geox SpA	1,336	2
Immobiliare Grande Distribuzione SIIQ SpA REIT	24	—	@
Infrastrutture Wireless Italiane SpA	246	2
Intesa Sanpaolo SpA	3,628	8
Italgas SpA	597	4
Mediobanca Banca di Credito Finanziario SpA	47	—	@
Rizzoli Corriere Della Sera Mediagroup SpA	11	—	@
Snam SpA	2,931	15
Societa Iniziative Autostradali e Servizi SpA	513	10
Telecom Italia SpA (d)	1,781	1
Terna Rete Elettrica Nazionale SpA	1,505	10
UniCredit SpA	362	4
		144
Japan (2.2%)
Advance Residence Investment Corp. REIT	1	3
AEON Investment Corp. REIT	1	1
Aeon Mall Co., Ltd.	100	2
Chiba Bank Ltd. (The)	100	1
Concordia Financial Group Ltd.	100	—	@
Daiwa House Investment Corp. REIT	1	2
GLP J-REIT	1	1
Hulic Co., Ltd.	200	2
Invincible Investment Corp. REIT	2	1
Japan Airport Terminal Co., Ltd.	100	4
Japan Excellent, Inc. REIT	1	1
Japan Hotel REIT Investment Corp.	2	2
Japan Real Estate Investment Corp. REIT	1	6
Japan Rental Housing Investments, Inc. REIT	1	1
Japan Retail Fund Investment Corp. REIT	1	2
KDDI Corp.	100	3
Mebuki Financial Group, Inc.	100	—	@
Mitsubishi Estate Co., Ltd.	4,100	77
Mitsui Fudosan Co., Ltd.	3,800	92
Mizuho Financial Group, Inc.	4,100	6
Mori Hills Investment Corp. REIT	1	1
Mori Trust Sogo Reit, Inc.	1	2
Nippon Building Fund, Inc. REIT	1	7
Nippon Prologis, Inc. REIT	1	2
Nomura Real Estate Holdings, Inc.	600	13
Nomura Real Estate Master Fund, Inc. REIT	3	5
NTT DOCOMO, Inc.	100	2
Orix, Inc. J-REIT	1	2
Premier Investment Corp. REIT	1	1
Resona Holdings, Inc.	200	1
Sekisui House Reit, Inc. REIT	1	1
Seven Bank Ltd.	100	—	@
Softbank Corp.	100	1
Sumitomo Mitsui Financial Group, Inc.	100	4
Sumitomo Realty & Development Co., Ltd.	1,300	46
Tokyo Electric Power Co., Holdings, Inc. (d)	100	1
Tokyo Gas Co., Ltd.	400	9
Tokyo Tatemono Co., Ltd.	1,200	13
Tokyu Fudosan Holdings Corp.	2,500	14
United Urban Investment Corp. REIT	2	3
		335

Netherlands (0.8%)
ABN AMRO Bank N.V. CVA	28	1
Accell Group N.V.	54	2
Aegon N.V.	318	2
Akzo Nobel N.V.	43	4
ASML Holding N.V.	39	8
Basic-Fit N.V. (d)	122	4
Eurocommercial Properties N.V. CVA REIT	29	1
Heineken Holding N.V.	2	—	@
Heineken N.V.	43	5
ING Groep N.V.	754	9
InterXion Holding N.V. (d)	200	15
Koninklijke Ahold Delhaize N.V.	185	4
Koninklijke KPN N.V.	776	2
Koninklijke Philips N.V.	160	7
Koninklijke Vopak N.V.	68	3
PostNL N.V.	3,666	6
Takeaway.com (d)	169	16
TomTom N.V. (d)	605	7
Unilever N.V. CVA	221	13
Vastned Retail N.V. REIT	13	—	@
Wereldhave N.V. REIT	27	1
Wolters Kluwer N.V.	85	6
		116
New Zealand (0.1%)
Auckland International Airport Ltd.	1,080	7
Contact Energy Ltd.	93	1
Fletcher Building Ltd.	88	—	@
Kiwi Property Group Ltd.	864	1
Mercury NZ Ltd.	90	—	@
Meridian Energy Ltd.	167	1
Ryman Healthcare Ltd.	49	—	@
Spark New Zealand Ltd.	325	1
		11
Norway (0.0%)
Entra ASA	63	1
Marine Harvest ASA (d)	7	—	@
Norwegian Property ASA	110	—	@
Telenor ASA	37	1
		2
Portugal (0.1%)
CTT-Correios de Portugal SA	729	2
EDP - Energias de Portugal SA	921	3
Navigator Co. SA (The)	1,535	6
Semapa-Sociedade de Investimento e Gestao	82	1
		12
Singapore (0.3%)
Ascendas Real Estate Investment Trust REIT	1,600	4
CapitaLand Commercial Trust REIT	1,800	3
CapitaLand Ltd.	1,900	5
CapitaLand Mall Trust REIT	1,900	4
CDL Hospitality Trusts REIT	300	—	@
City Developments Ltd.	400	3
ComfortDelGro Corp., Ltd.	400	1
DBS Group Holdings Ltd.	300	6
Genting Singapore Ltd.	300	—	@
Golden Agri-Resources Ltd.	800	—	@

Hutchison Port Holdings Trust (Units) (e)	5,900	1
Keppel REIT	1,300	1
Keppel Corp., Ltd.	200	1
Mapletree Commercial Trust REIT	1,300	2
Mapletree Industrial Trust REIT	900	2
Mapletree Logistics Trust REIT	1,000	1
Oversea-Chinese Banking Corp., Ltd.	700	6
Sembcorp Industries Ltd.	100	—	@
Singapore Airlines Ltd.	200	1
Singapore Exchange Ltd.	200	1
Singapore Technologies Engineering Ltd.	200	1
Singapore Telecommunications Ltd.	1,300	3
StarHub Ltd.	100	—	@
Suntec Real Estate Investment Trust REIT	1,700	3
United Overseas Bank Ltd.	100	2
UOL Group Ltd.	500	3
Wilmar International Ltd.	100	—	@
Yangzijiang Shipbuilding Holdings Ltd.	200	—	@
		54
Spain (1.2%)
Aena SME SA	375	74
Amadeus IT Group SA	85	7
Banco Bilbao Vizcaya Argentaria SA	1,500	8
Banco de Sabadell SA	2,129	2
Banco Santander SA	3,284	15
Bankia SA	143	—	@
Bankinter SA	54	—	@
CaixaBank SA	909	3
Cellnex Telecom SA (d)	159	6
Cia de Distribucion Integral Logista Holdings SA	286	7
Enagas SA	233	6
Ence Energia y Celulosa SA	1,433	7
Endesa SA	13	—	@
Ferrovial SA	556	14
Iberdrola SA	1,185	12
Industria de Diseno Textil SA	148	4
Inmobiliaria Colonial Socimi SA REIT	157	2
Lar Espana Real Estate Socimi SA REIT	58	1
Merlin Properties Socimi SA REIT	220	3
Naturgy Energy Group SA	14	—	@
NH Hotel Group SA	223	1
Red Electrica Corp., SA	462	10
Repsol SA	239	4
Telefonica SA	610	5
Telepizza Group SA	17	—	@
		191
Sweden (0.1%)
Castellum AB	178	3
Dios Fastigheter AB	32	—	@
Essity AB, Class B	10	—	@
Fabege AB	180	3
Fastighets AB Balder (d)	63	2
Hembla AB (d)	30	1
Hemfosa Fastigheter AB	63	1
Hufvudstaden AB, Class A	75	1
Klovern AB, Class B	373	1
Kungsleden AB	106	1
Millicom International Cellular SA SDR	3	—	@

Nordea Bank Abp	237	2
Nyfosa AB (d)	63	—	@
Pandox AB	35	1
Skandinaviska Enskilda Banken AB, Class A	122	1
Svenska Handelsbanken AB, Class A	112	1
Swedbank AB, Class A	62	1
Tele2 AB, Class B	25	—	@
Telia Co., AB	140	1
Wallenstam AB, Class B	133	1
Wihlborgs Fastigheter AB	88	1
		22
Switzerland (1.0%)
ABB Ltd. (Registered)	189	4
Adecco Group AG (Registered)	17	1
Alcon, Inc. (d)	50	3
Allreal Holding AG (Registered) (d)	6	1
Aryzta AG (d)	7	—	@
Baloise Holding AG (Registered)	6	1
Cie Financiere Richemont SA (Registered)	53	5
Credit Suisse Group AG (Registered) (d)	196	2
Dufry AG (Registered) (d)	5	—	@
EMS-Chemie Holding AG (Registered)	1	1
Flughafen Zurich AG (Registered)	20	4
Geberit AG (Registered)	4	2
Givaudan SA (Registered)	1	3
Idorsia Ltd. (d)	9	—	@
Julius Baer Group Ltd. (d)	22	1
Kuehne & Nagel International AG (Registered)	6	1
LafargeHolcim Ltd. (Registered) (d)	46	2
Lonza Group AG (Registered) (d)	8	3
Mobimo Holding AG (Registered) (d)	3	1
Nestle SA (Registered)	362	38
Novartis AG (Registered)	247	23
Pargesa Holding SA	4	—	@
Partners Group Holding AG	2	2
PSP Swiss Property AG (Registered)	27	3
Roche Holding AG (Genusschein)	77	22
Schindler Holding AG	5	1
Schindler Holding AG (Registered)	2	—	@
SGS SA (Registered)	1	3
Sonova Holding AG (Registered)	6	1
Swatch Group AG (The)	4	1
Swatch Group AG (The) (Registered)	6	—	@
Swiss Life Holding AG (Registered)	4	2
Swiss Prime Site AG (Registered) (d)	50	4
Swiss Re AG	33	3
Swisscom AG (Registered)	4	2
UBS Group AG (Registered) (d)	369	4
Zurich Insurance Group AG	15	5
		149
Turkey (0.2%)
Akbank T.A.S. (d)	11,718	14
Turkiye Garanti Bankasi AS (d)	9,495	15
Turkiye Is Bankasi A/S Series C (d)	5,617	6
		35

United Kingdom (1.0%)
Associated British Foods PLC	6	—	@
Assura PLC REIT	1,108	1
AstraZeneca PLC	13	1
Barclays PLC	2,396	5
Big Yellow Group PLC REIT	96	1
British American Tobacco PLC	37	1
British Land Co., PLC (The) REIT	692	5
BT Group PLC	426	1
Capital & Counties Properties PLC	500	1
Capital & Regional PLC REIT	358	—	@
Centrica PLC	231	—	@
Daejan Holdings PLC	3	—	@
Derwent London PLC REIT	67	3
Diageo PLC	40	2
Empiric Student Property PLC REIT	340	—	@
GlaxoSmithKline PLC	52	1
Grainger PLC	277	1
Great Portland Estates PLC REIT	189	2
Hammerson PLC REIT	538	2
Hansteen Holdings PLC REIT	500	1
Helical PLC	67	—	@
Hicl Infrastructure PLC	1,498	3
HSBC Holdings PLC	1,598	13
Imperial Brands PLC	15	—	@
Intu Properties PLC REIT	590	1
Land Securities Group PLC REIT	496	5
Lloyds Banking Group PLC	14,935	11
LondonMetric Property PLC REIT	393	1
National Grid PLC	3,865	41
NewRiver PLC REIT	157	—	@
Pennon Group PLC	421	4
Primary Health Properties PLC REIT	380	1
RDI REIT PLC REIT	160	—	@
Reckitt Benckiser Group PLC	11	1
Regional Ltd. REIT	152	—	@
Regional REIT Ltd.	19	—	@
RELX PLC	211	5
Royal Bank of Scotland Group PLC	525	2
Safestore Holdings PLC REIT	139	1
Schroder Real Estate Investment Trust Ltd. REIT	349	—	@
Segro PLC REIT	558	5
Severn Trent PLC	254	7
Shaftesbury PLC REIT	160	2
Smith & Nephew PLC	9	—	@
SSE PLC	41	1
Standard Chartered PLC	226	2
Target Healthcare Ltd. REIT	162	—	@
Tesco PLC	157	1
Tritax Big Box PLC REIT	738	1
Unilever PLC	18	1
UNITE Group PLC (The) REIT	149	2
United Utilities Group PLC	729	7
Vodafone Group PLC	1,349	2
Workspace Group PLC REIT	80	1
		149
United States (6.0%)
Abbott Laboratories	19	2
AbbVie, Inc.	16	1

AES Corp.	28	—	@
Agilent Technologies, Inc.	3	—	@
Alexion Pharmaceuticals, Inc. (d)	3	—	@
Align Technology, Inc. (d)	1	—	@
Allergan PLC	3	1
Alliant Energy Corp.	11	1
Altria Group, Inc.	30	1
Ameren Corp.	11	1
American Campus Communities, Inc. REIT	170	8
American Electric Power Co., Inc.	20	2
American Tower Corp. REIT	374	76
American Water Works Co., Inc.	194	23
Amgen, Inc.	7	1
Anthem, Inc.	3	1
Apartment Investment & Management Co., Class A REIT	169	8
Apple Hospitality, Inc. REIT	100	2
Aqua America, Inc.	187	8
Archer-Daniels-Midland Co.	9	—	@
AT&T, Inc.	366	12
Atmos Energy Corp.	192	20
Bank of America Corp.	600	17
Baxter International, Inc.	6	1
Becton Dickinson & Co.	3	1
Biogen, Inc. (d)	1	—	@
BioMarin Pharmaceutical, Inc. (d)	1	—	@
Boston Properties, Inc. REIT	170	22
Boston Scientific Corp. (d)	15	1
Bristol-Myers Squibb Co.	17	1
Brookfield Property Partners LP (d)	112	2
Brown-Forman Corp., Class B	5	—	@
Cardinal Health, Inc.	3	—	@
Celgene Corp. (d)	7	1
Centene Corp. (d)	3	—	@
CenterPoint Energy, Inc.	207	6
CenturyLink, Inc.	50	1
Cerner Corp.	3	—	@
Cheniere Energy, Inc. (d)	287	20
Church & Dwight Co., Inc.	5	—	@
Cigna Corp. (d)	5	1
Citigroup, Inc.	200	14
Clorox Co. (The)	1	—	@
CMS Energy Corp.	11	1
Coca-Cola Co. (The)	65	3
Colgate-Palmolive Co.	13	1
Columbia Property Trust, Inc. REIT	100	2
Conagra Brands, Inc.	7	—	@
Consolidated Edison, Inc.	200	18
Constellation Brands, Inc., Class A	3	1
Costco Wholesale Corp.	7	2
Cousins Properties, Inc. REIT	25	1
Crown Castle International Corp. REIT	187	24
CVS Health Corp.	13	1
Danaher Corp.	7	1
DiamondRock Hospitality Co. REIT	100	1
Digital Realty Trust, Inc. REIT	170	20
Dominion Energy, Inc.	30	2
Douglas Emmett, Inc. REIT	170	7
DTE Energy Co.	7	1
Duke Energy Corp.	28	2
Edison International	200	14
Edwards Lifesciences Corp. (d)	3	1

Eli Lilly & Co.	11	1
EnLink Midstream LLC (Units) (d)(e)	100	1
Entergy Corp.	7	1
Equity Commonwealth REIT	170	6
Equity Residential REIT	170	13
Estee Lauder Cos., Inc. (The), Class A	3	1
Evergy, Inc.	11	1
Eversource Energy	200	15
Exelon Corp.	40	2
Extra Space Storage, Inc. REIT	170	18
FirstEnergy Corp.	20	1
Franklin Street Properties Corp. REIT	100	1
General Mills, Inc.	11	1
Gilead Sciences, Inc.	13	1
HCA Healthcare, Inc.	3	—	@
Healthcare Realty Trust, Inc. REIT	170	5
Healthcare Trust of America, Inc., Class A REIT	100	3
Hershey Co. (The)	3	—	@
Highwoods Properties, Inc. REIT	170	7
Hormel Foods Corp.	5	—	@
Hospitality Properties Trust REIT	100	3
Host Hotels & Resorts, Inc. REIT	100	2
Humana, Inc.	1	—	@
Huntington Bancshares, Inc.	100	1
IDEXX Laboratories, Inc. (d)	1	—	@
Illumina, Inc. (d)	1	—	@
Incyte Corp. (d)	1	—	@
Intuitive Surgical, Inc. (d)	1	1
Investors Real Estate Trust REIT	10	1
IQVIA Holdings, Inc. (d)	1	—	@
JBG SMITH Properties REIT	50	2
JM Smucker Co. (The)	1	—	@
Johnson & Johnson	28	4
JPMorgan Chase & Co.	200	22
Kellogg Co.	5	—	@
KeyCorp	100	2
Kilroy Realty Corp. REIT	170	13
Kimberly-Clark Corp.	6	1
Kimco Realty Corp. REIT	100	2
Kinder Morgan, Inc.	2,410	50
Kraft Heinz Co. (The)	11	—	@
Kroger Co. (The)	13	—	@
Laboratory Corp. of America Holdings (d)	1	—	@
Lamb Weston Holdings, Inc.	3	—	@
Lexington Realty Trust REIT	100	1
Liberty Property Trust REIT	170	9
Macerich Co. (The) REIT	170	6
McCormick & Co., Inc.	1	—	@
McKesson Corp.	1	—	@
Medtronic PLC	15	1
Merck & Co., Inc.	28	2
Molson Coors Brewing Co., Class B	3	—	@
Mondelez International, Inc., Class A	23	1
Monster Beverage Corp. (d)	7	—	@
Mylan N.V. (d)	6	—	@
New Jersey Resources Corp.	187	9
New York REIT, Inc. REIT (d)(g)	10	—	@
Newmont Goldcorp Corp.	27	1
NextEra Energy, Inc.	19	4
NiSource, Inc.	202	6
NRG Energy, Inc.	13	—	@

OGE Energy Corp.	9	—	@
ONEOK, Inc.	387	27
Paramount Group, Inc. REIT	100	1
Pebblebrook Hotel Trust REIT	56	2
PepsiCo, Inc.	23	3
Pfizer, Inc.	62	3
PG&E Corp. (d)	100	2
Philip Morris International, Inc.	24	2
Physicians Realty Trust REIT	100	2
Piedmont Office Realty Trust, Inc., Class A REIT	100	2
Pinnacle West Capital Corp.	5	—	@
PPL Corp.	28	1
Procter & Gamble Co. (The)	40	4
Public Service Enterprise Group, Inc.	20	1
Public Storage REIT	170	41
Realty Income Corp. REIT	170	12
Regeneron Pharmaceuticals, Inc. (d)	1	—	@
Regions Financial Corp.	100	2
Retail Opportunity Investments Corp. REIT	100	2
Retail Value, Inc. REIT	10	—	@
RLJ Lodging Trust REIT	36	1
Sabra Health Care, Inc. REIT	28	1
SBA Communications Corp. REIT (d)	187	42
Sempra Energy	198	27
Senior Housing Properties Trust REIT	100	1
Simon Property Group, Inc. REIT	170	27
SITE Centers Corp. REIT	100	1
SL Green Realty Corp. REIT	170	14
Southern Co. (The)	40	2
Spirit MTA REIT REIT	20	—	@
Spirit Realty Capital, Inc. REIT	20	1
Sprint Corp. (d)	40	—	@
STORE Capital Corp. REIT	170	6
Stryker Corp.	3	1
Sysco Corp.	7	1
T-Mobile US, Inc. (d)	17	1
Targa Resources Corp.	287	11
Thermo Fisher Scientific, Inc.	5	1
Tyson Foods, Inc., Class A	5	—	@
UDR, Inc. REIT	170	8
UGI Corp.	7	—	@
UnitedHealth Group, Inc.	11	3
US Bancorp	100	5
VEREIT, Inc. REIT	100	1
Verizon Communications, Inc.	208	12
Vertex Pharmaceuticals, Inc. (d)	3	1
Vistra Energy Corp.	13	—	@
Vornado Realty Trust REIT	170	11
Walgreens Boots Alliance, Inc.	13	1
Walmart, Inc.	23	3
Washington Prime Group, Inc. REIT	100	—	@
Waters Corp. (d)	1	—	@
WEC Energy Group, Inc.	13	1
Weingarten Realty Investors REIT	170	5
Wells Fargo & Co.	300	14
Welltower, Inc. REIT	170	14
Williams Cos., Inc. (The)	1,074	30
Xcel Energy, Inc.	20	1
Xenia Hotels & Resorts, Inc. REIT	100	2
Zayo Group Holdings, Inc. (d)	11	—	@
Zimmer Biomet Holdings, Inc.	1	—	@

Zoetis, Inc.	5	1
		939
Total Common Stocks (Cost $3,889)		4,047

Investment Companies (8.9%)
United States (8.9%)
Morgan Stanley Institutional Fund Trust - High Yield Portfolio (h)	64,032	627
Morgan Stanley Institutional Fund, Inc. - Emerging Markets Fixed Income Opportunities Portfolio (i)	80,911	752
Total Investment Companies (Cost $1,343)		1,379

No. of
Rights
Rights (0.0%)
Austria (0.0%)
BUWOG AG expires 12/31/99 (d)(j) (Cost $—)	62	—

		Value
	Shares	(000)
Short-Term Investments (15.0%)
Investment Company (14.8%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (k) (Cost $2,304)	2,303,580	2,304

	Face
	Amount	Value
	(000)	(000)
U.S. Treasury Security (0.2%)
U.S. Treasury Bill,
2.36%, 11/21/19 (l)(m)(Cost $30)	$30	30
Total Short-Term Investments (Cost $2,334)		2,334
Total Investments (98.8%) (Cost $15,009) (n)(o)(p)(q)		15,371
Other Assets in Excess of Liabilities (1.2%)		185
Net Assets (100.0%)		$15,556

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Security is subject to delayed delivery.
(b)

Floating or variable rate securities: The rates disclosed are as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Consolidated Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Consolidated Portfolio of Investments.

(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Non-income producing security.
(e)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(f)	Security trades on the Hong Kong exchange.

(g)	Security has been deemed illiquid at June 30, 2019.
(h)

For the nine months ended June 30, 2019, the cost of purchase and the proceeds from sales of Morgan Stanley Institutional Fund Trust — High Yield Portfolio, Investment Company, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under the Investment Company Act of 1940, were approximately $619,000 and $529,000, respectively, including net realized losses of approximately $20,000. For the nine months ended June 30, 2019, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in Morgan Stanley Institutional Fund Trust - High Yield Portfolio.

(i)

For the nine months ended June 30, 2019, the cost of purchase and the proceeds from sales of Morgan Stanley Institutional Fund, Inc. — Emerging Markets Fixed Income Opportunities Portfolio, Investment Company, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under the Investment Company Act of 1940, were approximately $724,000 and $688,000, respectively, including net realized losses of approximately $23,000. For the nine months ended June 30, 2019, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in Morgan Stanley Institutional Fund, Inc. — Emerging Markets Fixed Income Opportunities Portfolio.

(j)

At June 30, 2019, the Fund held a fair valued security valued at less than $500, representing less than 0.05% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Trust’s Trustees.

(k)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended June 30, 2019, advisory fees paid were reduced by approximately $3,000 relating to the Fund’s investment in the Liquidity Funds.

(l)	Rate shown is the yield to maturity at June 30, 2019.
(m)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(n)	Securities are available for collateral in connection with purchase on a forward commitment basis, foreign currency forward exchange contracts, futures contracts and swap agreements.
(o)

The approximate fair value and percentage of net assets, $2,678,000 and 17.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Consolidated Portfolio of Investments.

(p)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended June 30, 2019, the Fund did not engage in any cross-trade transactions.

(q)

At June 30, 2019, the aggregate cost for federal income tax purposes approximately. The aggregate gross unrealized appreciation is approximately $477,000 and the aggregate gross unrealized depreciation is approximately $63,000, resulting in net unrealized appreciation of approximately $414,000.

@	Value is less than $500.
ADR	American Depositary Receipt.
CDI	CHESS Depositary Interest.
CVA	Certificaten Van Aandelen.
ISE	Irish Stock Exchange.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
NYSE	New York Stock Exchange.
OAT	Obligations Assimilables du Trésor (French Treasury Obligation).
PAR	Paris Stock Exchange.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduit.
SDR	Swedish Depositary Receipt.
TBA	To Be Announced.
TSX	Toronto Stock Exchange.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at June 30, 2019:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	EUR	40		$45	7/2/19	$—	@
Barclays Bank PLC		$8	NZD	11	7/3/19	—	@
BNP Paribas SA	EUR	13		$14	7/3/19	(—@	)
Citibank NA	GBP	43		$55	7/3/19	(—@	)
JPMorgan Chase Bank NA		$6	AUD	9	7/3/19	—	@
JPMorgan Chase Bank NA		$6	JPY	596	7/3/19	—	@
JPMorgan Chase Bank NA		$97	ARS	4,629	7/18/19	9
JPMorgan Chase Bank NA		$20	KRW	23,154	9/11/19	1
Bank of America NA	MXN	348		$18	9/12/19	—	@
Bank of America NA	PLN	81		$22	9/12/19	(—@	)
Bank of America NA		$7	ILS	23	9/12/19	—	@
BNP Paribas SA	EUR	1		$2	9/12/19	(—@	)
BNP Paribas SA	EUR	94		$108	9/12/19	(—@	)
BNP Paribas SA		$88	EUR	77	9/12/19	—	@
BNP Paribas SA		$12	EUR	10	9/12/19	(—@	)
BNP Paribas SA		$3	EUR	3	9/12/19	(—@	)
BNP Paribas SA		$24	JPY	2,622	9/12/19	—	@
BNP Paribas SA		$2	JPY	195	9/12/19	(—@	)
Citibank NA	AUD	18		$12	9/12/19	(—@	)
Citibank NA	THB	232		$7	9/12/19	(—@	)
Citibank NA		$16	CZK	369	9/12/19	—	@
Citibank NA		$13	HKD	98	9/12/19	(—@	)
Goldman Sachs International	AUD	11		$7	9/12/19	(—@	)
Goldman Sachs International	CHF	8		$8	9/12/19	(—@	)
Goldman Sachs International	DKK	36		$5	9/12/19	—	@
Goldman Sachs International	EUR	512		$583	9/12/19	(2)
Goldman Sachs International	HKD	125		$16	9/12/19	(—@	)
Goldman Sachs International	NZD	3		$2	9/12/19	(—@	)
Goldman Sachs International		$20	EUR	18	9/12/19	—	@
Goldman Sachs International		$8	HKD	60	9/12/19	(—@	)
Goldman Sachs International		$26	SEK	241	9/12/19	1
Goldman Sachs International		$15	SGD	20	9/12/19	—	@
Goldman Sachs International	ZAR	282		$19	9/12/19	(1)
JPMorgan Chase Bank NA	ARS	476		$9	9/12/19	(1)
JPMorgan Chase Bank NA	CLP	19,365		$28	9/12/19	(1)
JPMorgan Chase Bank NA	COP	110,039		$33	9/12/19	(1)
JPMorgan Chase Bank NA	EUR	119		$136	9/12/19	(—@	)
JPMorgan Chase Bank NA	IDR	533,526		$37	9/12/19	(—@	)
JPMorgan Chase Bank NA	PEN	77		$23	9/12/19	(—@	)
JPMorgan Chase Bank NA		$94	BRL	368	9/12/19	1
JPMorgan Chase Bank NA		$4	PHP	221	9/12/19	(—@	)
JPMorgan Chase Bank NA		$11	TWD	332	9/12/19	—	@
State Street Bank and Trust Co.		$177	GBP	138	9/12/19	(—@	)
State Street Bank and Trust Co.		$63	JPY	6,780	9/12/19	—	@
UBS AG	CAD	124		$94	9/12/19	(1)
UBS AG	CAD	7		$5	9/12/19	—	@
UBS AG	EUR	4		$4	9/12/19	(—@	)
UBS AG	EUR	3		$4	9/12/19	—	@
UBS AG	JPY	246		$2	9/12/19	—	@
UBS AG		$88	CHF	86	9/12/19	—	@
UBS AG		$88	GBP	69	9/12/19	—	@
UBS AG		$88	JPY	9,398	9/12/19	(—@	)
UBS AG		$8	NOK	72	9/12/19	—	@

UBS AG		$38	TRY	236	9/12/19	1
UBS AG		$42	TRY	252	9/12/19	—	@
Bank of America NA	JPY	1,900		$18	9/19/19	—	@
Bank of America NA	NZD	52		$34	9/19/19	(1)
Bank of America NA		$335	EUR	292	9/19/19	(1)
Bank of America NA		$45	EUR	40	9/19/19	(—@	)
Barclays Bank PLC	NZD	11		$8	9/19/19	(—@	)
BNP Paribas SA		$14	EUR	13	9/19/19	—	@
BNP Paribas SA		$25	THB	768	9/19/19	—	@
Citibank NA	PLN	38		$10	9/19/19	—	@
Citibank NA		$10	CAD	13	9/19/19	—	@
Citibank NA		$45	CHF	43	9/19/19	(—@	)
Citibank NA		$55	GBP	43	9/19/19	—	@
Citibank NA		$27	SEK	253	9/19/19	(—@	)
Goldman Sachs International	AUD	205		$143	9/19/19	(1)
Goldman Sachs International	MXN	1,169		$60	9/19/19	(—@	)
JPMorgan Chase Bank NA	AUD	9		$6	9/19/19	(—@	)
JPMorgan Chase Bank NA	GBP	54		$70	9/19/19	—	@
JPMorgan Chase Bank NA	JPY	2,447		$23	9/19/19	—	@
JPMorgan Chase Bank NA	JPY	596		$6	9/19/19	(—@	)
JPMorgan Chase Bank NA	NOK	40		$5	9/19/19	—	@
JPMorgan Chase Bank NA		$15	IDR	217,147	9/19/19	—	@
JPMorgan Chase Bank NA		$94	KRW	108,522	9/19/19	—	@
UBS AG		$2	DKK	14	9/19/19	(—@	)
UBS AG		$205	JPY	21,893	9/19/19	(1)
						$2

Futures Contracts:

The Fund had the following futures contracts open at June 30, 2019:

							Unrealized
	Number						Appreciation
	of	Expiration	Notional Amount			Value	(Depreciation)
	Contracts	Date	(000)			(000)	(000)
Long:
100 oz Gold Future (United States)	1	Aug-19	$—		@	$141	$9
Australian 3 yr. Bond (Australia)	14	Sep-19	AUD	1,400		1,130	1
Euro Stoxx 50 (Germany)	3	Sep-19	EUR	—	@	118	4
FTSE 100 Index (United Kingdom)	2	Sep-19	GBP	—	@	187	2
MSCI Emerging Market E Mini (United States)	11	Sep-19	$1			580	22
NIKKEI 225 Index (Japan)	1	Sep-19	JPY	1		99	—	@
OMXS 30 (Sweden)	2	Jul-19	SEK	—	@	35	1
S&P 500 E Mini Index (United States)	6	Sep-19	$—		@	883	14
TOPIX Index (Japan)	1	Sep-19	JPY	10		144	—	@
U.S. Treasury 10 yr. Ultra Long Bond (United States)	2	Sep-19	$200			276	2

Short:
German Euro BONO (Germany)	1	Sep-19	EUR	(100)		(179)	(3)
German Euro BTP (Germany)	1	Sep-19	(100)			(153)	(5)
German Euro Bund (Germany)	2	Sep-19	(200)			(393)	(4)
Hang Seng China Enterprises Index (Hong Kong)	2	Jul-19	HKD	(—@	)	(138)	—	@
U.S. Treasury 2 yr. Note (United States)	1	Sep-19	$(200)			(215)	(—@	)
U.S. Treasury 5 yr. Note (United States)	1	Sep-19	(100)			(118)	(1)
							$42

Credit Default Swap Agreement:

The Fund had the following credit default swap agreement open at June 30, 2019:

Swap Counterparty and Reference Obligation	Credit Rating of Reference Obligation†	Buy/Sell Protection	Pay/Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (000)
BNP Paribas SA
ITRAXX.XO.31	NR	Sell	5.00%	Quarterly	6/20/24	$112	$14	$11	$3

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at June 30, 2019:

Swap Counterparty	Index	Pay/Receive Total Return of Referenced Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	Alerian MLP Total Return Index	Receive	3 Month USD LIBOR plus 0.48%	Quarterly	6/5/20		$54	$1	$—	$1
JPMorgan Chase Bank NA	MSCI AU Banks Index	Pay	3 Month AUD BBSW plus 0.43%	Quarterly	6/5/20	AUD	567	(15)	—	(15)
JPMorgan Chase Bank NA	JPM Long US Healthcare Index††	Receive	3 Month USD LIBOR plus 0.17%	Quarterly	4/29/20		$317	18	—	18
JPMorgan Chase Bank NA	Alerian MLP Total Return Index	Receive	3 Month USD LIBOR plus 0.48%	Quarterly	6/5/20		80	1	—	1
								$5	$—	$5

†† See tables below for details of the equity basket holdings underlying the swap.

The following table represents the equity basket holdings underlying the total return swap with JPM Long U.S. Healthcare Index as of June 30, 2019:

Security Description	Shares	Value (000)	Index Weight
JPM Long U.S. Healthcare Index
Abbott Laboratories	5,323	$448	4.21%
AbbVie, Inc.	4,498	327	3.07
Abiomed, Inc.	127	33	0.31
Agilent Technologies, Inc.	971	73	0.68
Alexion Pharmaceuticals, Inc.	675	88	0.83
Align Technology, Inc.	225	62	0.58
Alkermes PLC	402	9	0.09
Allergan PLC	1,022	171	1.61
Alnylam Pharmaceuticals, Inc.	277	20	0.19
AmerisourceBergen Corp.	473	40	0.38
Amgen, Inc.	1,936	357	3.35
Anthem, Inc.	787	222	2.09
Baxter International, Inc.	1,502	123	1.16
Becton Dickinson and Co.	819	206	1.94
Biogen, Inc.	622	145	1.37
BioMarin Pharmaceutical, Inc.	531	45	0.43
Boston Scientific Corp.	4,308	185	1.74
Bristol-Myers Squibb Co.	5,001	227	2.13
Cardinal Health, Inc.	899	42	0.40
Centene Corp.	1,222	64	0.60
Cerner Corp.	896	66	0.62
Cigna Corp.	1,152	181	1.70
Cooper Cos, Inc. (The)	148	50	0.47
CVS Health Corp.	3,933	214	2.01
Danaher Corp.	1,902	272	2.55
DaVita, Inc.	401	23	0.21
Dentsply Sirona, Inc.	662	39	0.36
Dexcom, Inc.	265	40	0.37
Edwards Lifesciences Corp.	620	115	1.08
Elanco Animal Health, Inc.	833	28	0.26
Eli Lilly & Co.	2,689	298	2.80
Gilead Sciences, Inc.	3,963	268	2.52
HCA Healthcare, Inc.	825	112	1.05
Henry Schein, Inc.	456	32	0.30
Hologic, Inc.	875	42	0.39
Humana, Inc.	416	110	1.04
IDEXX Laboratories, Inc.	259	71	0.67
Illumina, Inc.	446	164	1.54
Incyte Corp.	544	46	0.43
Intuitive Surgical, Inc.	347	182	1.71
IQVIA Holdings, Inc.	485	78	0.73
Jazz Pharmaceuticals PLC	180	26	0.24
Johnson & Johnson	8,054	1,122	10.54
Laboratory Corporation of America Holdings	304	53	0.49
McKesson Corp.	586	79	0.74
Medtronic PLC	4,079	397	3.73
Merck & Co., Inc.	7,962	668	6.27
Mettler-Toledo International, Inc.	76	63	0.60
Mylan N.V.	1,552	30	0.28
Nektar Therapeutics	527	19	0.18
Perrigo Co., PLC	394	19	0.18
Pfizer, Inc.	17,533	760	7.14
Quest Diagnostics, Inc.	406	41	0.39
Regeneron Pharmaceuticals, Inc.	243	76	0.71
ResMed, Inc.	430	52	0.49
Seattle Genetics, Inc.	343	24	0.22
Stryker Corp.	1,018	209	1.97
Teleflex, Inc.	138	46	0.43
Thermo Fisher Scientific, Inc.	1,242	365	3.43
United Therapeutics Corp.	129	10	0.09
UnitedHealth Group, Inc.	2,893	706	6.63
Universal Health Services, Inc.	258	34	0.32
Varian Medical Systems, Inc.	273	37	0.35
Veeva Systems, Inc.	376	61	0.57
Vertex Pharmaceuticals, Inc.	776	142	1.34
Waters Corp.	234	50	0.47
Zimmer Biomet Holdings, Inc.	615	72	0.68
Zoetis, Inc.	1,450	165	1.55
Total		$10,644	100.00%

@		Value is less than $500.
†		Credit rating as issued by Standard & Poor’s.
BBSW		Australia’s Bank Bill Swap.
LIBOR		London Interbank Offered Rate.
NR		Not rated.
ARS	—	Argentine Peso
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
COP	—	Colombian Peso
CZK	—	Czech Koruna
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PEN	—	Peruvian Nuevo Sol
PHP	—	Philippine Peso
PLN	—	Polish Zloty
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish Lira
TWD	—	Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Other*	39.2%
Sovereign	23.8
Short-Term Investments	15.2
Investment Companies	9.0
U.S. Treasury Securities	7.8
Banks	5.0
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**

Does not include open long/short futures contracts with a value of approximately $4,789,000 and net unrealized appreciation of approximately $42,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $2,000 and does not include open swap agreements with net unrealized appreciation of approximately $8,000.

Morgan Stanley Institutional Fund Trust

Discovery Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2019 (unaudited)

	Shares	Value (000)
Common Stocks (94.8%)
Aerospace & Defense (1.0%)
HEICO Corp., Class A	87,992	$9,096

Biotechnology (2.6%)
Alnylam Pharmaceuticals, Inc. (a)	50,622	3,673
Exact Sciences Corp. (a)	148,947	17,582
Moderna, Inc. (a)(b)	164,690	2,411
		23,666
Capital Markets (1.6%)
MarketAxess Holdings, Inc.	47,482	15,262

Commercial Services & Supplies (4.0%)
Copart, Inc. (a)	190,175	14,214
Rollins, Inc.	377,294	13,533
Waste Connections, Inc.	96,304	9,205
		36,952
Containers & Packaging (1.5%)
Ball Corp.	200,341	14,022

Diversified Consumer Services (1.0%)
ServiceMaster Global Holdings, Inc. (a)	178,829	9,315

Entertainment (4.8%)
Spotify Technology SA (a)	306,439	44,807

Health Care Equipment & Supplies (4.7%)
DexCom, Inc. (a)	187,717	28,128
Penumbra, Inc. (a)	99,420	15,907
		44,035
Health Care Providers & Services (4.3%)
Covetrus, Inc. (a)	411,228	10,059
Guardant Health, Inc. (a)	190,574	16,452
HealthEquity, Inc. (a)	211,739	13,848
		40,359
Health Care Technology (4.9%)
Agilon Health Topco, Inc. (a)(c)(d)(e) (acquisition cost — $2,693; acquired 11/7/18)	7,122	2,760
Veeva Systems, Inc., Class A (a)	261,827	42,445
		45,205
Hotels, Restaurants & Leisure (1.5%)
Vail Resorts, Inc.	61,814	13,796

Household Durables (2.4%)
Roku, Inc. (a)	243,193	22,028

Information Technology Services (21.0%)
Adyen N.V. (Netherlands) (a)	18,737	14,468
Broadridge Financial Solutions, Inc.	106,643	13,616
MongoDB, Inc. (a)	273,687	41,625
Okta, Inc. (a)	187,056	23,103

Shopify, Inc., Class A (Canada) (a)	142,217	42,687
Square, Inc., Class A (a)	199,936	14,501
Twilio, Inc., Class A (a)	328,220	44,753
		194,753
Interactive Media & Services (10.8%)
Match Group, Inc.	210,862	14,185
Pinterest, Inc., Class A (a)	725,273	19,742
Snap, Inc., Class A (a)	636,788	9,106
Twitter, Inc. (a)	1,141,727	39,846
Zillow Group, Inc., Class C (a)	382,147	17,728
		100,607
Internet & Direct Marketing Retail (7.9%)
Chewy, Inc., Class A (a)(b)	213,941	7,488
Farfetch Ltd., Class A (a)	671,934	13,976
MercadoLibre, Inc. (a)	37,760	23,101
Overstock.com, Inc. (a)(b)	429,950	5,847
Wayfair, Inc., Class A (a)	156,322	22,823
		73,235
Machinery (1.0%)
Fortive Corp.	115,953	9,452

Pharmaceuticals (1.5%)
Elanco Animal Health, Inc. (a)	411,968	13,924

Professional Services (1.0%)
Verisk Analytics, Inc.	63,460	9,294

Software (15.8%)
Anaplan, Inc. (a)	280,927	14,178
Coupa Software, Inc. (a)	342,352	43,345
Slack Technologies, Inc., Class A (a)(b)	854,182	32,032
Smartsheet, Inc., Class A (a)	475,845	23,031
Trade Desk, Inc. (The), Class A (a)	110,350	25,136
Zoom Video Communications, Inc., Class A (a)(b)	104,606	9,288
		147,010
Specialty Retail (1.5%)
Carvana Co. (a)	215,084	13,462
Total Common Stocks (Cost $677,589)		880,280

Short-Term Investments (14.7%)
Securities held as Collateral on Loaned Securities (5.5%)
Investment Company (4.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f)	39,032,126	39,032

	Face Amount (000)	Value (000)
Repurchase Agreements (1.3%)
Barclays Capital, Inc., (2.50%, dated 6/28/19, due 7/1/19; proceeds $1,809; fully collateralized by a U.S. Government obligation; 3.63% due 2/15/44; valued at $1,844)	$1,808	1,808
Merrill Lynch & Co., Inc., (2.48%, dated 6/28/19, due 7/1/19; proceeds $10,124; fully collateralized by U.S. Government obligations; 2.13% - 2.50% due 2/15/41 - 5/15/46; valued at $10,324)	10,122	10,122
		11,930
Total Securities held as Collateral on Loaned Securities (Cost $50,962)		50,962

	Shares	Value (000)
Investment Company (9.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f) (Cost $85,186)	85,186,082	85,186
Total Short-Term Investments (Cost $136,148)		136,148
Total Investments Excluding Purchased Options (109.5%) (Cost $813,737)		1,016,428
Total Purchased Options Outstanding (0.1%) (Cost $2,790)		906
Total Investments (109.6%) (Cost $816,527) Including $49,909 of Securities Loaned (g)(h)(i)		1,017,334
Liabilities in Excess of Other Assets (-9.6%)		(89,272)
Net Assets (100.0%)		$928,062

(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at June 30, 2019, were approximately $49,909,000 and $51,256,000, respectively. The Fund received cash collateral of approximately $51,256,000, of which approximately $50,962,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At June 30, 2019, there was uninvested cash collateral of approximately $294,000, which is not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(c)	Security has been deemed illiquid at June 30, 2019.
(d)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2019 amounts to approximately $2,760,000 and represents 0.3% of net assets.

(e)

At June 30, 2019, the Fund held a fair valued security valued at approximately $2,760,000, representing 0.3% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Trust’s Trustees.

(f)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended June 30, 2019, advisory fees paid were reduced by approximately $53,000 relating to the Fund’s investment in the Liquidity Funds.

(g)

The approximate fair value and percentage of net assets, $14,468,000 and 1.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(h)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended June 30, 2019, the Fund engaged in cross-trade purchases of approximately $1,782,000

(i)

At June 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $220,603,000 and the aggregate gross unrealized depreciation is approximately $19,796,000, resulting in net unrealized appreciation of approximately $200,807,000.

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2019:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Depreciation (000)
BNP Paribas	USD/CNH	CNH	7.58	Jan - 20	115,175,179	115,175	$266		$590	$(324)
Royal Bank of Scotland	USD/CNH	CNH	7.78	Jul - 19	129,503,174	129,503	—	@	631	(631)
Royal Bank of Scotland	USD/CNH	CNH	7.85	Jun - 20	178,281,259	178,281	582		920	(338)
Royal Bank of Scotland	USD/CNH	CNH	8.00	Oct - 19	110,365,893	110,366	58		649	(591)
							$906		$2,790	$(1,884)

@	—	Value is less than $500.
CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	37.8%
Information Technology Services	20.2
Software	15.2
Interactive Media & Services	10.4
Short-Term Investments	8.8
Internet & Direct Marketing Retail	7.6
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2019.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2019 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (96.1%)
Agency Adjustable Rate Mortgage (0.0%)
Federal Home Loan Mortgage Corporation,
Conventional Pool:
12 Month USD LIBOR + 1.62%, 2.50%, 7/1/45	$141	$144

Agency Fixed Rate Mortgages (17.5%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
3.00%, 3/1/47 – 6/1/49	3,892	3,939
3.50%, 1/1/44 – 4/1/49	2,315	2,393
4.00%, 6/1/44 – 1/1/48	1,580	1,648
5.41%, 7/1/37 – 8/1/37	21	22
5.44%, 1/1/37 – 6/1/38	60	65
5.46%, 5/1/37 – 1/1/38	88	95
5.48%, 8/1/37 – 10/1/37	48	52
5.50%, 8/1/37 – 4/1/38	75	81
5.52%, 9/1/37 – 10/1/37	17	19
5.62%, 12/1/36 – 8/1/37	69	74
6.00%, 10/1/36 – 8/1/38	116	130
6.50%, 12/1/25 – 8/1/33	90	99
7.00%, 6/1/28 – 11/1/31	38	39
Federal National Mortgage Association,
Conventional Pools:
3.00%, 6/1/40 – 7/1/49	7,734	7,806
3.00%, 7/1/49 (a)	1,100	1,101
3.50%, 8/1/45 – 7/1/49	9,375	9,649
4.00%, 11/1/41 – 4/1/49	9,503	9,926
4.50%, 3/1/41 – 3/1/49	3,413	3,594
5.00%, 3/1/41	227	245
5.50%, 6/1/35 – 1/1/37	61	68
5.62%, 12/1/36	32	34
6.50%, 4/1/24 – 1/1/34	844	940
7.00%, 11/1/22 – 12/1/33	136	146
9.50%, 4/1/30	78	87
July TBA:
3.00%, 7/1/34 (b)	2,260	2,305
3.50%, 7/1/49 (b)	20,259	20,714
4.00%, 7/1/49 (b)	3,420	3,535
4.50%, 7/1/49 (b)	2,870	2,999
Government National Mortgage Association,
4.50%, 4/20/49	1,197	1,253
July TBA:
3.50%, 7/20/49 (b)	680	702
Various Pools:
3.50%, 11/20/40 – 7/20/46	2,277	2,356
4.00%, 8/20/41 – 3/20/43	542	574
4.50%, 5/20/49	2,032	2,107
5.00%, 12/20/48 – 2/20/49	1,987	2,062
6.50%, 5/15/40	530	627
		81,486
Asset-Backed Securities (11.9%)
Aaset Trust,
3.84%, 5/15/39 (c)	500	501
Accredited Mortgage Loan Trust,
1 Month USD LIBOR + 0.60%, 3.00%, 4/25/34 (d)	853	846

American Homes 4 Rent Trust,
6.07%, 10/17/52 (c)		601	679
Avant Loans Funding Trust,
4.65%, 4/15/26 (c)		850	862
5.00%, 11/17/25 (c)		525	537
Bayview Opportunity Master Fund Trust,
3.82%, 4/28/33 (c)		75	76
Blackbird Capital Aircraft Lease Securitization Ltd.,
5.68%, 12/16/41 (c)		849	891
CAM Mortgage Trust,
3.96%, 12/1/65 (c)		134	134
Consumer Loan Underlying Bond Credit Trust,
4.66%, 7/15/26 (c)		1,000	1,004
5.21%, 7/15/25 (c)		1,136	1,164
ContiMortgage Home Equity Loan Trust,
8.10%, 8/15/25		23	14
Fairstone Financial Issuance Trust I,
3.95%, 3/21/33 (c)	CAD	600	463
FCI Funding 2019-1 LLC,
3.63%, 2/18/31 (c)	$694		699
Finance of America Structured Securities Trust,
3.81%, 4/25/29 (c)		757	766
Foundation Finance Trust,
3.86%, 11/15/34 (c)		964	984
FREED ABS Trust,
3.87%, 6/18/26 (c)		800	811
4.61%, 10/20/25 (c)		969	997
GCAT LLC,
3.84%, 6/25/48 (c)		680	685
Invitation Homes Trust,
1 Month USD LIBOR + 2.00%, 4.39%, 6/17/37 (c)(d)		1,550	1,553
1 Month USD LIBOR + 2.25%, 4.64%, 12/17/36 (c)(d)		696	697
1 Month USD LIBOR + 2.25%, 4.64%, 7/17/37 (c)(d)		1,200	1,202
JOL Air Ltd.,
4.95%, 4/15/44 (c)		262	265
Labrador Aviation Finance Ltd.,
5.68%, 1/15/42 (c)		492	513
MAPS Ltd.,
4.21%, 5/15/43 (c)		637	654
METAL LLC,
4.58%, 10/15/42 (c)		908	919
MFA LLC,
3.35%, 11/25/47 (c)		893	890
3.88%, 5/25/48 (c)		1,094	1,109
4.16%, 7/25/48 (c)		995	1,006
Nationstar HECM Loan Trust,
5.43%, 11/25/28 (c)(d)		1,200	1,206
New Residential Mortgage LLC,
4.69%, 5/25/23 (c)		441	446
NewDay Funding PLC,
1 Month GBP LIBOR + 2.10%, 2.83%, 8/15/26 (c)(d)	GBP	500	629
NRZ Excess Spread-Collateralized Notes,
4.37%, 1/25/23 (c)	$480		482
4.59%, 2/25/23 (c)		851	858
Oak Hill Advisors Residential Loan Trust,
3.00%, 7/25/57 (c)		626	628
Ocwen Master Advance Receivables Trust,
4.53%, 8/15/50 (c)		500	506
Oxford Finance Funding 2019-1 LLC,
5.44%, 2/15/27 (c)		550	563

PNMAC GMSR Issuer Trust,
1 Month USD LIBOR + 2.35%, 4.75%, 4/25/23 (c)(d)	750	762
1 Month USD LIBOR + 2.85%, 5.34%, 2/25/23 (d)	500	501
Pretium Mortgage Credit Partners LLC,
4.83%, 9/25/58 (c)	967	981
Pretium Mortgage Credit Partners LLC,
4.13%, 8/25/33 (c)	779	787
Prosper Marketplace Issuance Trust,
3.36%, 11/15/23 (c)	718	718
3.59%, 7/15/25 (c)	1,250	1,259
4.87%, 6/17/24	450	458
5.50%, 10/15/24 (c)	1,296	1,330
PRPM LLC,
3.97%, 4/25/24 (c)	1,179	1,198
4.00%, 8/25/23 (c)	527	533
RCO V Mortgage LLC,
4.00%, 5/25/23 (c)	795	801
4.46%, 10/25/23 (c)	986	999
RMF Buyout Issuance Trust,
5.43%, 11/25/28	1,200	1,205
S-Jets Ltd.,
7.02%, 8/15/42 (c)	1,156	1,196
Sofi Consumer Loan Program Trust,
3.79%, 4/26/27 (c)	600	615
4.02%, 8/25/27 (c)	200	208
Sprite 2017-1 Ltd.,
4.25%, 12/15/37 (c)	573	588
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes,
4.50%, 10/17/50 (c)	612	620
Stanwich Mortgage Loan Trust,
4.02%, 5/16/23 (c)	561	565
4.50%, 10/18/23 (c)	853	862
START Ireland,
4.09%, 3/15/44 (c)	540	545
Start Ltd.,
4.09%, 5/15/43 (c)	933	952
Tricon American Homes Trust,
5.10%, 1/17/36 (c)	1,000	1,041
5.15%, 9/17/34 (c)	800	827
5.77%, 11/17/33 (c)	900	933
Upgrade Receivables Trust,
5.17%, 11/15/24 (c)	1,500	1,532
Upstart Securitization Trust,
5.00%, 8/20/25	750	761
Vantage Data Centers Issuer LLC,
4.07%, 2/16/43 (c)	395	406
VOLT LXIV LLC,
3.38%, 10/25/47 (c)	632	636
VOLT LXIX LLC,
4.70%, 8/25/48 (c)	550	559
VOLT LXV LLC,
3.75%, 4/25/48 (c)	797	801
VOLT LXVI,
4.34%, 5/25/48 (c)	1,518	1,535
VOLT LXXII LLC,
4.21%, 10/26/48 (c)	955	964
VOLT LXXIII LLC,
4.46%, 10/25/48 (c)	640	648

VOLT LXXV LLC,
4.34%, 1/25/49 (c)	729	741
		55,306
Collateralized Mortgage Obligations - Agency Collateral Series (0.5%)
Federal Home Loan Mortgage Corporation,
1 Month USD LIBOR + 4.35%, 6.78%, 12/25/26 (c)(d)	189	198
1 Month USD LIBOR + 5.05%, 7.48%, 7/25/23 (d)	99	102
1 Month USD LIBOR + 5.25%, 7.68%, 7/25/26 (c)(d)	101	107
IO
0.46%, 11/25/27 (d)	23,881	610
0.57%, 8/25/27 (d)	14,855	469
IO REMIC
6.00% - 1 Month USD LIBOR, 3.61%, 11/15/43 (d)	1,002	149
6.05% - 1 Month USD LIBOR, 3.66%, 4/15/39 (d)	670	36
IO STRIPS
7.50%, 12/15/29	26	7
Federal National Mortgage Association,
IO
6.39% - 1 Month USD LIBOR, 3.99%, 9/25/20 (d)	2,093	47
IO PAC REMIC
8.00%, 9/18/27	88	18
IO REMIC
6.00%, 7/25/33	67	13
IO STRIPS
6.50%, 9/25/29 — 12/25/29	365	63
8.00%, 4/25/24	63	6
8.50%, 10/25/25	31	5
9.00%, 11/25/26	23	4
REMIC
7.00%, 9/25/32	198	231
Government National Mortgage Association,
IO
3.62%, 7/16/33	537	9
5.00%, 2/16/41	213	43
IO PAC
6.15% - 1 Month USD LIBOR, 3.77%, 10/20/41 (d)	1,219	68
		2,185
Commercial Mortgage-Backed Securities (2.9%)
BBCMS Trust,
4.43%, 9/10/28 (c)(d)	1,037	1,024
BXP Trust,
1 Month USD LIBOR + 3.00%, 5.39%, 11/15/34 (c)(d)	1,150	1,153
Citigroup Commercial Mortgage Trust,
IO
1.01%, 11/10/48 (d)	2,765	104
1.08%, 9/10/58 (d)	4,736	212
CLNS Trust,
1 Month USD LIBOR + 3.50%, 5.91%, 6/11/32 (c)(d)	800	806
COMM Mortgage Trust,
5.45%, 8/10/46 (c)(d)	800	815
IO
0.16%, 7/10/45 (d)	13,350	46
1.04%, 10/10/47 (d)	3,790	109
1.17%, 7/15/47 (d)	3,093	124
Commercial Mortgage Pass-Through Certificates,
4.79%, 2/10/47 (c)(d)	575	568
GS Mortgage Securities Trust,
4.91%, 8/10/46 (c)(d)	500	510

IO
0.89%, 9/10/47 (d)	5,307	167
1.48%, 10/10/48 (d)	5,277	329
HMH Trust,
6.29%, 7/5/31 (c)	450	473
InTown Hotel Portfolio Trust,
1 Month USD LIBOR + 2.05%, 4.44%, 1/15/33 (c)(d)	579	576
JP Morgan Chase Commercial Mortgage Securities Trust,
IO
0.65%, 4/15/46 (d)	6,956	135
0.88%, 12/15/49 (d)	4,430	155
1.15%, 7/15/47 (d)	8,612	258
JPMBB Commercial Mortgage Securities Trust,
4.85%, 4/15/47 (c)(d)	775	787
IO
1.17%, 8/15/47 (d)	3,982	161
Natixis Commercial Mortgage Securities Trust,
4.56%, 2/15/39 (c)(d)	1,941	2,041
SG Commercial Mortgage Securities Trust,
4.66%, 2/15/41 (c)(d)	1,250	1,168
WFRBS Commercial Mortgage Trust,
3.50%, 8/15/47 (c)	1,400	1,206
4.27%, 5/15/45 (c)(d)	425	430
		13,357
Corporate Bonds (33.1%)
Communications (0.5%)
Bharti Airtel International Netherlands BV,
5.35%, 5/20/24 (c)(e)	725	769
Sirius XM Radio, Inc.,
5.50%, 7/1/29 (c)	675	694
Vodafone Group PLC,
5.13%, 6/19/59	700	749
		2,212
Energy (0.4%)
BP Capital Markets America, Inc.,
3.12%, 5/4/26	825	841
3.25%, 5/6/22	625	644
Midwest Connector Capital Co. LLC,
3.63%, 4/1/22 (c)	400	410
		1,895
Finance (14.0%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
4.13%, 7/3/23	1,150	1,197
American Express Co.,
4.20%, 11/6/25	450	492
American International Group, Inc.,
4.50%, 7/16/44	1,075	1,138
4.88%, 6/1/22	375	402
AvalonBay Communities, Inc., Series G
2.95%, 5/11/26	375	381
Banco Santander SA,
5.18%, 11/19/25	600	653
Bank of America Corp.,
4.24%, 4/24/38	225	245
6.11%, 1/29/37	250	319

MTN
3.97%, 3/5/29	1,225	1,310
4.00%, 1/22/25	1,055	1,110
4.25%, 10/22/26	1,088	1,163
Bank of Montreal,
3.80%, 12/15/32	800	812
Bank of New York Mellon Corp. (The), MTN
3.65%, 2/4/24	525	555
Banque Federative du Credit Mutuel SA,
3.75%, 7/20/23 (c)	1,530	1,605
BNP Paribas SA,
4.40%, 8/14/28 (c)	1,050	1,139
5.00%, 1/15/21	175	182
Boston Properties L.P.,
3.80%, 2/1/24	700	734
BPCE SA,
5.15%, 7/21/24 (c)	1,075	1,164
Brighthouse Financial, Inc.,
4.70%, 6/22/47	225	188
Series WI
3.70%, 6/22/27	855	813
Brookfield Finance, LLC,
4.00%, 4/1/24	775	815
Capital One Bank USA NA,
3.38%, 2/15/23	1,625	1,659
Capital One Financial Corp.,
3.30%, 10/30/24	750	770
Cigna Corp.,
3.75%, 7/15/23 (c)	725	755
Citigroup, Inc.,
3.89%, 1/10/28	1,825	1,932
6.68%, 9/13/43	120	167
8.13%, 7/15/39	350	561
Citizens Bank NA, MTN
2.55%, 5/13/21	250	251
CNO Financial Group, Inc.,
5.25%, 5/30/29	885	960
Compass Bank,
3.50%, 6/11/21	800	816
Cooperatieve Rabobank UA,
3.95%, 11/9/22	650	675
Credit Agricole SA,
3.75%, 4/24/23 (c)	1,175	1,220
3.88%, 4/15/24 (c)	500	529
Credit Suisse Group AG,
3.57%, 1/9/23 (c)	250	255
Danske Bank A/S,
5.00%, 1/12/22 (c)	350	366
Deutsche Bank AG,
2.70%, 7/13/20	625	623
3.95%, 2/27/23	850	853
Discover Bank,
7.00%, 4/15/20	250	259
Discover Financial Services,
3.95%, 11/6/24	750	790
Five Corners Funding Trust,
4.42%, 11/15/23 (c)	1,000	1,073
GE Capital International Funding Co., Unlimited Co.,
4.42%, 11/15/35	1,315	1,304

Goldman Sachs Group, Inc. (The),
4.22%, 5/1/29	1,825	1,959
6.75%, 10/1/37	965	1,264
MTN
4.80%, 7/8/44	625	721
Guardian Life Insurance Co. of America (The),
4.85%, 1/24/77 (c)	475	538
Harborwalk Funding Trust,
5.08%, 2/15/69 (c)	950	1,088
Hartford Financial Services Group, Inc. (The),
5.50%, 3/30/20	295	302
HSBC Holdings PLC,
4.25%, 3/14/24	2,325	2,456
HSBC USA, Inc.,
3.50%, 6/23/24	225	235
Humana, Inc.,
3.95%, 3/15/27	850	887
ING Bank N.V.,
5.80%, 9/25/23 (c)	770	852
Intesa Sanpaolo SpA,
5.25%, 1/12/24	610	646
iStar, Inc.,
5.25%, 9/15/22	300	308
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
6.25%, 6/3/26 (c)	450	455
JPMorgan Chase & Co.,
3.90%, 1/23/49	1,325	1,391
4.13%, 12/15/26	1,600	1,713
Liberty Mutual Group, Inc.,
4.85%, 8/1/44 (c)	150	165
Lloyds Banking Group PLC,
3.57%, 11/7/28	250	250
3.75%, 1/11/27	450	459
4.55%, 8/16/28 (e)	1,100	1,186
Macquarie Bank Ltd.,
6.63%, 4/7/21 (c)	490	523
Marsh & McLennan Cos., Inc.,
3.88%, 3/15/24	1,225	1,301
MassMutual Global Funding II,
3.40%, 3/8/26 (c)	1,040	1,090
MetLife, Inc.,
5.70%, 6/15/35	175	224
Mizuho Financial Group, Inc.,
2.63%, 4/12/21 (c)	600	602
MPT Operating Partnership LP/MPT Finance Corp.,
5.00%, 10/15/27	300	310
Nationwide Building Society,
4.30%, 3/8/29 (c)	600	628
4.36%, 8/1/24 (c)	500	522
New York Life Global Funding,
1.70%, 9/14/21 (c)	600	594
Pine Street Trust I,
4.57%, 2/15/29 (c)	575	603
Realty Income Corp.,
3.25%, 10/15/22	400	411
REC Ltd.,
5.25%, 11/13/23 (c)	875	934
Royal Bank of Scotland Group PLC,
3.88%, 9/12/23	875	898
Santander UK Group Holdings PLC,
3.57%, 1/10/23	1,125	1,145

Skandinaviska Enskilda Banken AB,
2.63%, 11/17/20 (c)	500	502
Standard Chartered PLC,
3.05%, 1/15/21 (c)	325	328
Syngenta Finance N.V.,
4.89%, 4/24/25 (c)	975	1,018
TD Ameritrade Holding Corp.,
3.63%, 4/1/25	500	526
Travelers Cos., Inc. (The),
3.75%, 5/15/46	500	535
UBS Group Funding Switzerland AG,
2.95%, 9/24/20 (c)	525	529
UniCredit SpA,
6.57%, 1/14/22 (c)(e)	575	611
UnitedHealth Group, Inc.,
2.88%, 3/15/23	1,025	1,045
3.75%, 7/15/25	475	508
WEA Finance LLC/Westfield UK & Europe Finance PLC,
3.25%, 10/5/20 (c)	450	454
		64,951
Industrials (16.0%)
Air Liquide Finance SA,
1.75%, 9/27/21 (c)	450	445
Akamai Technologies, Inc.,
0.13%, 5/1/25	304	326
Altria Group, Inc.,
5.95%, 2/14/49	400	457
Amazon.com, Inc.,
2.80%, 8/22/24	1,625	1,680
Andeavor Logistics LP/Tesoro Logistics Finance Corp.,
5.20%, 12/1/47	475	505
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
4.90%, 2/1/46	1,325	1,478
Apple, Inc.,
2.45%, 8/4/26	400	399
3.85%, 8/4/46	50	53
4.45%, 5/6/44	750	864
AT&T, Inc.,
4.25%, 3/1/27	1,875	2,011
4.50%, 3/9/48	625	640
4.90%, 8/15/37	300	324
BAT Capital Corp.,
4.54%, 8/15/47	1,250	1,161
Becton Dickinson and Co.,
2.89%, 6/6/22	600	608
Booking Holdings, Inc.,
0.90%, 9/15/21 (e)	275	315
Bristol-Myers Squibb Co.,
4.25%, 10/26/49 (c)	850	941
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.20%, 3/15/28	750	780
4.91%, 7/23/25	300	326
CNH Industrial Capital LLC,
4.38%, 11/6/20	625	638
CNOOC Finance 2013 Ltd.,
3.00%, 5/9/23	540	545
Coca-Cola Co. (The),
3.20%, 11/1/23	375	393

Comcast Corp.,
4.05%, 11/1/52	325	343
4.15%, 10/15/28	1,050	1,158
Concho Resources, Inc.,
4.85%, 8/15/48	575	648
Constellation Brands, Inc.,
3.50%, 5/9/27	425	437
4.40%, 11/15/25	2,050	2,235
CVS Health Corp.,
4.30%, 3/25/28	1,600	1,689
5.05%, 3/25/48	475	507
Daimler Finance North America LLC,
2.25%, 7/31/19 (c)	700	700
Dell International LLC/EMC Corp.,
6.02%, 6/15/26 (c)	1,475	1,628
Delta Air Lines, Inc.,
2.88%, 3/13/20	475	476
Series AA
3.20%, 10/25/25	1,050	1,089
Dollar Tree, Inc.,
3.70%, 5/15/23	450	465
4.20%, 5/15/28	750	777
Dow Chemical Co. (The),
5.55%, 11/30/48 (c)	400	477
Eldorado Gold Corp.,
9.50%, 6/1/24 (c)	1,050	1,055
Energy Transfer Operating L.P.,
5.15%, 3/15/45	450	458
Express Scripts Holding Co.,
4.50%, 2/25/26	900	972
Exxon Mobil Corp.,
4.11%, 3/1/46	775	893
Ferguson Finance PLC,
4.50%, 10/24/28 (c)	1,475	1,542
Fiserv, Inc.,
4.20%, 10/1/28	575	623
Ford Motor Credit Co., LLC,
3.20%, 1/15/21	400	401
Fortune Brands Home & Security, Inc.,
4.00%, 9/21/23	675	711
Fox Corp.,
5.58%, 1/25/49 (c)	925	1,133
General Motors Co.,
6.60%, 4/1/36	200	222
Glencore Funding LLC,
4.13%, 3/12/24 (c)	1,450	1,506
HCA, Inc.,
4.13%, 6/15/29	775	798
Heathrow Funding Ltd.,
4.88%, 7/15/23 (c)	525	559
Hilcorp Energy I LP/Hilcorp Finance Co.,
6.25%, 11/1/28 (c)	650	657
International Business Machines Corp.,
3.30%, 5/15/26	2,250	2,334
Lowe’s Cos., Inc.,
2.50%, 4/15/26	775	762
3.65%, 4/5/29	1,300	1,359
Macy’s Retail Holdings, Inc.,
2.88%, 2/15/23 (e)	610	598
Medtronic, Inc.,
4.63%, 3/15/45	57	69

Microsoft Corp.,
3.13%, 11/3/25		325	342
4.45%, 11/3/45		750	901
MPLX LP,
4.88%, 6/1/25		525	571
Newcastle Coal Infrastructure Group Pty Ltd.,
4.40%, 9/29/27 (c)		1,375	1,317
Newell Brands, Inc.,
4.20%, 4/1/26		1,095	1,089
Newmont Goldcorp Corp.,
3.70%, 3/15/23 (c)		293	304
NOVA Chemicals Corp.,
5.25%, 8/1/23 (c)		313	319
Novartis Capital Corp.,
4.40%, 5/6/44		375	440
Nuance Communications, Inc.,
1.00%, 12/15/35		425	401
Nucor Corp.,
3.95%, 5/1/28		550	595
Nvent Finance Sarl,
3.95%, 4/15/23		775	786
NXP Semiconductors N.V.,
1.00%, 12/1/19		475	502
Oracle Corp.,
2.95%, 5/15/25		1,906	1,963
Palo Alto Networks, Inc.,
0.75%, 7/1/23 (c)		515	545
PepsiCo, Inc.,
3.60%, 3/1/24		625	664
Resorts World Las Vegas LLC/RWLV Capital, Inc.,
4.63%, 4/16/29 (c)		2,000	2,068
Rockies Express Pipeline LLC,
6.88%, 4/15/40 (c)		775	868
Shell International Finance BV,
3.25%, 5/11/25		400	420
Siemens Financieringsmaatschappij N.V.,
2.35%, 10/15/26 (c)		800	782
Sika AG,
0.15%, 6/5/25	CHF	540	626
Southern Copper Corp.,
5.25%, 11/8/42	$600		660
Splunk, Inc.,
0.50%, 9/15/23 (c)		495	546
Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/Sprint Spectrum Co., III LLC,
3.36%, 3/20/23 (c)		1,905	1,910
Starbucks Corp.,
3.80%, 8/15/25		825	881
STMicroelectronics N.V.,
Series B
0.25%, 7/3/24		600	688
Telefonica Emisiones SA,
4.10%, 3/8/27		850	904
Teva Pharmaceutical Finance Netherlands III BV,
2.80%, 7/21/23		75	65
6.75%, 3/1/28 (e)		425	392
Total Capital International SA,
2.88%, 2/17/22		500	509
Transurban Finance Co., Pty Ltd.,
3.38%, 3/22/27 (c)		550	545

Trimble, Inc.,
4.15%, 6/15/23	1,150	1,191
United Airlines Pass-Through Trust,
Series A
4.00%, 10/11/27	525	553
Verint Systems, Inc.,
1.50%, 6/1/21	325	350
Verizon Communications, Inc.,
3.88%, 2/8/29	375	403
4.67%, 3/15/55	196	223
Vodafone Group PLC,
4.38%, 5/30/28	750	811
Volkswagen Group of America Finance LLC,
2.40%, 5/22/20 (c)	800	798
4.75%, 11/13/28 (c)	1,025	1,116
Walmart, Inc.,
3.63%, 12/15/47	200	214
3.70%, 6/26/28	250	273
Weibo Corp.,
1.25%, 11/15/22	332	315
Woodside Finance Ltd.,
3.70%, 9/15/26 (c)	1,650	1,678
Zillow Group, Inc.,
2.00%, 12/1/21	5	6
		74,704
Utilities (2.2%)
Calpine Corp.,
5.25%, 6/1/26 (c)	375	383
Duke Energy Carolinas LLC,
3.75%, 6/1/45	650	669
Electricite de France SA,
4.50%, 9/21/28 (c)	500	549
Enel Finance International N.V.,
3.63%, 5/25/27 (c)	350	352
4.25%, 9/14/23 (c)	575	604
Entergy Louisiana LLC,
3.05%, 6/1/31	525	530
ITC Holdings Corp.,
3.35%, 11/15/27	1,175	1,210
Korea Hydro & Nuclear Power Co., Ltd.,
3.75%, 7/25/23 (c)	1,380	1,443
Mississippi Power Co.,
3.95%, 3/30/28	825	867
Oglethorpe Power Corp.,
5.05%, 10/1/48	775	898
Southern Power Co.,
Series D
1.95%, 12/15/19	550	548
Trans-Allegheny Interstate Line Co.,
3.85%, 6/1/25 (c)	775	820
Vistra Operations Co. LLC,
3.55%, 7/15/24 (c)	1,250	1,259
		10,132
		153,894
Mortgages - Other (12.0%)
Adjustable Rate Mortgage Trust,
4.68%, 6/25/35 (d)	277	281

Alternative Loan Trust,
1 Month USD LIBOR + 0.18%, 2.58%, 5/25/47 (d)	134		130
Banc of America Alternative Loan Trust,
1 Month USD LIBOR + 0.65%, 3.05%, 7/25/46 (d)	195		158
5.86%, 10/25/36	549		308
6.00%, 4/25/36	34		34
Banc of America Funding Trust,
5.25%, 7/25/37	204		196
Cascade Funding Mortgage Trust,
4.00%, 10/25/68	718		706
ChaseFlex Trust,
6.00%, 2/25/37	750		530
E-MAC NL BV,
3 Month EURIBOR + 0.18%, 1.95%, 7/25/36 (d)	EUR	577	626
Eurosail BV,
3 Month EURIBOR + 1.80%, 1.49%, 10/17/40 (d)	700		793
Eurosail PLC,
3 Month GBP LIBOR + 0.95%, 1.74%, 6/13/45 (d)	GBP	757	943
Eurosail-UK 2007-4bl PLC,
3 Month GBP LIBOR + 0.95%, 1.74%, 6/13/45 (d)	561		704
Farringdon Mortgages No. 2 PLC,
3 Month GBP LIBOR + 1.50%, 2.32%, 7/15/47 (d)	222		283
Federal Home Loan Mortgage Corporation,
3.00%, 7/25/46 — 5/25/47	$3,521		3,505
3.50%, 5/25/45 — 5/25/47	2,556		2,593
3.88%, 5/25/45 (c)(d)	139		137
4.00%, 5/25/45	91		92
1 Month USD LIBOR + 2.35%, 4.75%, 4/25/30 (d)	1,300		1,322
1 Month USD LIBOR + 3.30%, 5.70%, 10/25/27 (d)	400		431
1 Month USD LIBOR + 5.15%, 7.55%, 10/25/29 (d)	300		343
FMC GMSR Issuer Trust,
5.07%, 5/25/24 (c)(d)	1,400		1,441
Grifonas Finance PLC,
6 Month EURIBOR + 0.28%, 0.05%, 8/28/39 (d)	EUR	438	460
HarborView Mortgage Loan Trust,
1 Month USD LIBOR + 0.19%, 2.58%, 1/19/38 (d)	$499		480
Headlands Residential Owner Trust,
1.00%, 6/25/24	500		500
IM Pastor 3 FTH,
3 Month EURIBOR + 0.14%, 0.00%, 3/22/43 (d)	EUR	624	637
JP Morgan Mortgage Trust,
4.59%, 6/25/37 (d)	$135		125
6.00%, 6/25/37	124		129
Landmark Mortgage Securities No. 1 PLC,
3 Month EURIBOR + 0.60%, 0.28%, 6/17/38 (d)	EUR	768	824
Lehman Mortgage Trust,
5.50%, 11/25/35	$129		122
6.50%, 9/25/37	741		436
LHOME Mortgage Trust,
4.58%, 10/25/23 (c)	1,000		1,016
Natixis Commercial Mortgage Securities Trust,
4.27%, 5/15/39 (c)(d)	1,300		1,259
New Residential Mortgage Loan Trust,
4.00%, 9/25/57 (c)	957		988
NRPL Trust,
4.25%, 7/25/67 (c)	1,138		1,152
Paragon Mortgages No. 13 PLC,
3 Month GBP LIBOR + 0.40%, 1.22%, 1/15/39 (d)	GBP	290	342
Paragon Mortgages No. 15 PLC,
3 Month EURIBOR + 0.54%, 0.22%, 12/15/39 (d)	EUR	800	810

Preston Ridge Partners Mortgage,
4.50%, 1/25/24 (c)	$1,175		1,192
RALI Trust,
5.50%, 12/25/34	502		509
6.00%, 11/25/36	211		195
RMAC PLC,
3 Month GBP LIBOR + 1.30%, 2.09%, 6/12/46 (d)	GBP	500	626
Rochester Financing No. 2 PLC,
3 Month GBP LIBOR + 2.75%, 3.53%, 6/18/45 (d)	750		963
Seasoned Credit Risk Transfer Trust,
3.00%, 7/25/56 – 8/25/58	$9,580		9,572
3.50%, 6/25/57 – 8/25/58	7,391		7,540
4.00%, 7/25/56 (d)	450		477
4.00%, 8/25/56 (c)(d)	1,000		966
4.00%, 8/25/58	587		610
4.50%, 6/25/57	2,630		2,765
4.75%, 7/25/56 – 6/25/57(c)(d)	1,408		1,431
Structured Asset Securities Corp. Reverse Mortgage Loan Trust,
1 Month USD LIBOR + 1.85%, 4.25%, 5/25/47 (c)(d)	1,408		1,239
TDA 27 FTA,
3 Month EURIBOR + 0.19%, 0.00%, 12/28/50 (d)	EUR	1,600	1,566
VCAT Asset Securitization, LLC,
4.36%, 2/25/49	$1,102		1,120
			55,607
Municipal Bonds (0.5%)
Chicago O’Hare International Airport, IL,
O’Hare International Airport Revenue
6.40%, 1/1/40	255		361
City of New York, NY,
Series G-1
5.97%, 3/1/36	270		357
Illinois State Toll Highway Authority, IL,
Highway Revenue, Build America Bonds
6.18%, 1/1/34	477		638
Municipal Electric Authority of Georgia, GA,
6.64%, 4/1/57	281		339
6.66%, 4/1/57	317		415
New York City Transitional Finance Authority Future Tax Secured Revenue, NY,
Transitional Finance Authority Future Tax Secured Revenue
5.27%, 5/1/27	320		379
			2,489
Sovereign (7.7%)
Australia Government Bond,
2.75%, 11/21/28	AUD	6,850	5,416
Brazil Notas do Tesouro Nacional Serie F,
10.00%, 1/1/29	BRL	7,300	2,220
Croatia Government International Bond,
2.75%, 1/27/30	EUR	745	985
Ecuador Government International Bond,
8.88%, 10/23/27	$950		992
Egypt Government International Bond,
6.38%, 4/11/31 (c)	EUR	1,000	1,159
Export-Import Bank of India,
3.88%, 2/1/28 (c)	$1,786		1,836
Hellenic Republic Government Bond,
3.38%, 2/15/25 (c)	EUR	2,075	2,591
3.45%, 4/2/24 (c)	1,245		1,557

Indonesia Treasury Bond,
6.13%, 5/15/28	IDR	12,919,000	843
8.25%, 5/15/29	13,520,000		1,017
Kenya Government International Bond,
8.00%, 5/22/32 (c)		$480	508
Mexican Bonos,
Series M
7.50%, 6/3/27	MXN	31,000	1,614
8.50%, 5/31/29	26,000		1,442
Mexico Government International Bond,
3.60%, 1/30/25		$704	722
New Zealand Government Bond,
3.00%, 4/20/29	NZD	3,225	2,448
Nigeria Government International Bond,
9.25%, 1/21/49 (c)		$245	278
Pertamina Persero PT,
6.50%, 11/7/48 (c)	900		1,115
Perusahaan Listrik Negara PT,
6.15%, 5/21/48 (c)	460		548
Peruvian Government International Bond,
5.40%, 8/12/34 (c)	PEN	442	137
Petroleos Mexicanos,
6.38%, 1/23/45		$590	510
6.50%, 1/23/29	525		509
Qatar Government International Bond,
5.10%, 4/23/48 (c)	730		871
Spain Government Bond,
1.95%, 7/30/30 (c)	EUR	1,725	2,265
2.90%, 10/31/46 (c)	774		1,197
3.45%, 7/30/66 (c)	565		1,004
Ukraine Government International Bond,
6.75%, 6/20/26 (c)	615		743
9.75%, 11/1/28 (c)		$1,355	1,534
			36,061
U.S. Agency Security (0.5%)
Federal Home Loan Bank,
3.25%, 11/16/28 (e)	2,055		2,235

U.S. Treasury Securities (9.5%)
U.S. Treasury Bond,
3.00%, 11/15/44	7,875		8,605
3.13%, 8/15/44	9,525		10,629
3.63%, 2/15/44	15,000		18,128
U.S. Treasury Note,
2.75%, 8/31/23	6,500		6,763
			44,125
Total Fixed Income Securities (Cost $431,513)			446,889

	Shares	Value (000)
Short-Term Investments (10.7%)
Securities held as Collateral on Loaned Securities (0.9%)
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (f) (Cost $4,217)	4,217,058	4,217

Investment Company (8.6%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (f) (Cost $39,881)	39,881,447	39,881

	Face Amount (000)
U.S. Treasury Securities (1.2%)
U.S. Treasury Bill
2.35%, 11/21/19 (g)(h)	$1,673	1,660
U.S. Treasury Note
1.75%, 11/30/19	4,100	4,094
		5,754
Total Short-Term Investments (Cost $49,845)		49,852
Total Investments (106.8%) (Cost $481,358) Including $5,345 of Securities Loaned (i)(j)(k)		496,741
Liabilities in Excess of Other Assets (-6.8%)		(31,420)
Net Assets (100.0%)		$465,321

(a)                                                         When-issued security.

(b)                                                         Security is subject to delayed delivery.

(c)                                                          144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)                                                         Floating or variable rate securities: The rates disclosed are as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(e)                                                          All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at June 30, 2019, were approximately $5,345,000 and $5,444,000, respectively. The Fund received cash collateral of approximately $4,217,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds — Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $1,227,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(f)                                                           The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended June 30, 2019, advisory fees paid were reduced by approximately $44,000 relating to the Fund’s investment in the Liquidity Funds.

(g)                                                          Rate shown is the yield to maturity at June 30, 2019.

(h)                                                         All or a portion of the security was pledged to cover margin requirements for swap agreements.

(i)                                                             Securities are available for collateral in connection with purchase of when-issued security, securities purchased on a forward commitment basis, open foreign currency forward exchange contracts and futures contracts.

(j)                                                            The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended June 30, 2019, the Fund did not engage in any cross-trade transactions.

(k)                                                         At June 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $19,544,000 and the aggregate gross unrealized depreciation is approximately $3,997,000, resulting in net unrealized appreciation of approximately $15,547,000.

EURIBOR              Euro Interbank Offered Rate.

IO                                                          Interest Only.

LIBOR                                London Interbank Offered Rate.

MTN                                           Medium Term Note.

OAT                                              Obligations Assimilables du Trésor (French Treasury Obligation).

PAC                                               Planned Amortization Class.

REMIC                             Real Estate Mortgage Investment Conduit.

STRIPS                             Separate Trading of Registered Interest and Principal of Securities.

TBA                                              To Be Announced.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at June 30, 2019:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	EUR	15,005		$17,209	9/19/19	$41
Bank of America NA	JPY	118,660		$1,109	9/19/19	2
Bank of America NA	NZD	3,552		$2,353	9/19/19	(37)
BNP Paribas SA	HUF	2,204		$8	9/19/19	(—@	)
BNP Paribas SA	IDR	12,888,887		$902	9/19/19	(2)
Citibank NA	CAD	13		$10	9/19/19	(—@	)
Citibank NA	CHF	556		$576	9/19/19	2
Citibank NA	PLN	711		$191	9/19/19	—	@
Citibank NA	SEK	53		$6	9/19/19	—	@
Citibank NA		$435	CAD	571	9/19/19	2
Goldman Sachs International	AUD	7,505		$5,241	9/19/19	(40)
Goldman Sachs International	MXN	73,996		$3,804	9/19/19	(1)
JPMorgan Chase Bank NA	BRL	4,452		$1,154	9/19/19	4
JPMorgan Chase Bank NA	GBP	3,525		$4,505	9/19/19	13
JPMorgan Chase Bank NA		$27	EUR	23	9/19/19	(—@	)
JPMorgan Chase Bank NA		$18	NOK	155	9/19/19	(—@	)
Royal Bank of Canada	CAD	1,157		$878	9/19/19	(7)
Royal Bank of Canada		$726	MXN	14,170	9/19/19	3
UBS AG		$3,454	JPY	368,298	9/19/19	(18)
						$(38)

Futures Contracts:

The Fund had the following futures contracts open at June 30, 2019:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 10 yr. Note	15	Sep-19	$1,500		$1,919	$7
U.S. Treasury 2 yr. Note	253	Sep-19	50,600		54,440	277
U.S. Treasury 30 yr. Bond	10	Sep-19	1,000		1,556	(—@ )
U.S. Treasury 5 yr. Note	170	Sep-19	17,000		20,087	188
U.S. Treasury Ultra Bond	1	Sep-19	100		178	(—@ )
UK Long Gilt Bond	16	Sep-19	GBP	1,600	2,648	1

Short:
German Euro Bund	27	Sep-19	EUR	(2,700)	(5,303)	(52)
German Euro OAT	25	Sep-19	(2,500)		(4,687)	(88)
U.S. Treasury 10 yr. Ultra Long Bond	77	Sep-19	$(7,700)		(10,636)	(131)
						$202

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PEN	—	Peruvian Nuevo Sol
PLN	—	Polish Zloty
SEK	—	Swedish Krona
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Agency Fixed Rate Mortgages	16.5%
Industrials	15.2
Finance	13.2
Mortgages - Other	11.3
Asset-Backed Securities	11.2
Short-Term Investments	9.3
U.S. Treasury Securities	9.0
Sovereign	7.3
Other**	7.0
Total Investments	100.0	%***

*                      Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2019.

**               Industries and/or investment types representing less than 5% of total investments.

***        Does not include open long/short futures contracts with a value of approximately $101,454,000 and net unrealized appreciation of approximately $202,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $38,000.

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2019 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (94.8%)
Corporate Bonds (94.8%)
Communications (0.9%)
Bharti Airtel International Netherlands BV
5.35%, 5/20/24 (a)	$300	$318
Sirius XM Radio, Inc.
5.50%, 7/1/29 (a)	175	180
Vodafone Group PLC
5.13%, 6/19/59 (b)	675	722
		1,220
Energy (0.6%)
Midwest Connector Capital Co. LLC
3.63%, 4/1/22 (a)	375	384
ONEOK, Inc.
4.35%, 3/15/29 (b)	325	348
		732
Finance (34.3%)
Air Lease Corp.
3.75%, 6/1/26	600	615
American Express Co.
4.20%, 11/6/25 (b)	550	601
American International Group, Inc.,
4.25%, 3/15/29 (b)	300	323
4.50%, 7/16/44	500	529
Bank of America Corp.,
MTN
3.97%, 3/5/29	425	455
4.24%, 4/24/38	800	872
MTN
4.25%, 10/22/26	475	508
7.75%, 5/14/38	550	813
BNP Paribas SA
4.40%, 8/14/28 (a)	850	922
BPCE SA
5.15%, 7/21/24 (a)	1,025	1,110
Brighthouse Financial, Inc.,
Series WI
3.70%, 6/22/27	405	385
4.70%, 6/22/47	95	79
Brookfield Finance, Inc.
4.85%, 3/29/29	425	465
Brookfield Finance, LLC
4.00%, 4/1/24	300	315
Capital One Financial Corp.,
3.30%, 10/30/24	1,100	1,129
3.75%, 3/9/27	125	129
Cigna Corp.
4.38%, 10/15/28 (a)	510	551
Cigna Holding Co.
3.88%, 10/15/47	125	117
Citigroup, Inc.,
3.89%, 1/10/28	1,800	1,906
4.45%, 9/29/27	1,025	1,105
CNO Financial Group, Inc.
5.25%, 5/30/29	245	266

Commerzbank AG
8.13%, 9/19/23 (a)	550	636
Compass Bank
3.50%, 6/11/21	975	994
Credit Agricole SA
4.13%, 1/10/27 (a)(b)	250	265
Danske Bank A/S
5.00%, 1/12/22 (a)	200	209
Deutsche Bank AG,
3.15%, 1/22/21	625	620
3.95%, 2/27/23	100	100
Discover Bank
7.00%, 4/15/20	320	331
Discover Financial Services
3.95%, 11/6/24	1,150	1,211
Enstar Group Ltd.
4.95%, 6/1/29	650	658
ERP Operating LP
4.63%, 12/15/21	600	631
Federal Realty Investment Trust
3.63%, 8/1/46	225	218
GE Capital International Funding Co., Unlimited Co.
4.42%, 11/15/35	936	928
Goldman Sachs Group, Inc. (The),
MTN
4.80%, 7/8/44	575	663
6.75%, 10/1/37	950	1,244
Great-West Lifeco Finance LP
4.58%, 5/17/48 (a)	225	254
Guardian Life Insurance Co. of America (The)
4.85%, 1/24/77 (a)	275	311
High Street Funding Trust I
4.11%, 2/15/28 (a)	850	898
HSBC Holdings PLC,
3.80%, 3/11/25	675	704
4.38%, 11/23/26	1,375	1,453
Humana, Inc.,
3.95%, 3/15/27	475	496
4.80%, 3/15/47	100	109
ING Groep N.V.
4.63%, 1/6/26 (a)	350	382
JPMorgan Chase & Co.,
3.78%, 2/1/28	2,700	2,865
4.01%, 4/23/29	200	216
Liberty Mutual Group, Inc.
4.85%, 8/1/44 (a)	175	192
Lloyds Banking Group PLC
3.57%, 11/7/28	425	426
Marsh & McLennan Cos., Inc.
3.88%, 3/15/24	500	531
Massachusetts Mutual Life Insurance Co.
4.50%, 4/15/65 (a)	250	270
MassMutual Global Funding II
3.40%, 3/8/26 (a)	300	314
MDC GMTN B.V.
4.50%, 11/7/28 (a)	200	224
Nationwide Building Society,
4.30%, 3/8/29 (a)	475	497
4.36%, 8/1/24 (a)	500	522
PartnerRe Finance B LLC
3.70%, 7/2/29	400	408

Pine Street Trust I
4.57%, 2/15/29 (a)	375	393
Royal Bank of Scotland Group PLC
3.88%, 9/12/23	1,075	1,104
Santander UK Group Holdings PLC
4.80%, 11/15/24	575	611
Santander UK PLC
5.00%, 11/7/23 (a)	1,050	1,110
SCOR SE,
5.25%, 3/13/29 (c)	400	370
Shinhan Bank Co. Ltd.
4.00%, 4/23/29 (a)	325	337
Sumitomo Mitsui Financial Group, Inc.
2.06%, 7/14/21	950	946
Synchrony Financial
3.95%, 12/1/27	150	150
Syngenta Finance N.V.
4.89%, 4/24/25 (a)	950	992
TD Ameritrade Holding Corp.
3.30%, 4/1/27	325	336
Toronto-Dominion Bank (The)
1.80%, 7/13/21	1,275	1,266
Trust F/1401
5.25%, 12/15/24 (a)	575	612
UniCredit SpA
6.57%, 1/14/22 (a)	500	532
Wells Fargo & Co.,
2.10%, 7/26/21	625	622
3.00%, 10/23/26	850	860
3.07%, 1/24/23	600	610
		43,826
Industrials (49.2%)
Akamai Technologies, Inc.
0.13%, 5/1/25	303	325
Alimentation Couche-Tard, Inc.
3.55%, 7/26/27 (a)	375	383
Altria Group, Inc.
5.95%, 2/14/49	275	314
Amazon.com, Inc.,
2.80%, 8/22/24	375	388
4.25%, 8/22/57	425	491
American Airlines Pass-Through Trust,
3.20%, 12/15/29	219	222
4.00%, 1/15/27	376	392
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
5.20%, 12/1/47	100	106
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.90%, 2/1/46	1,125	1,255
Apple, Inc.,
3.85%, 5/4/43 – 8/4/46	1,050	1,118
APT Pipelines Ltd.
4.20%, 3/23/25 (a)	300	315
Ashtead Capital, Inc.,
4.13%, 8/15/25 (a)	525	534
5.25%, 8/1/26 (a)	200	209
AT&T, Inc.,
4.25%, 3/1/27	750	804
4.50%, 3/9/48	250	256
4.90%, 8/15/37	1,275	1,376

Aviation Capital Group LLC
4.38%, 1/30/24 (a)	475	501
BAT Capital Corp.,
3.56%, 8/15/27	300	299
4.54%, 8/15/47	275	255
Bayer US Finance II LLC
4.63%, 6/25/38 (a)	200	205
BG Energy Capital PLC
5.13%, 10/15/41 (a)	320	379
Booking Holdings, Inc.
0.90%, 9/15/21 (b)	225	258
Bristol-Myers Squibb Co.
4.25%, 10/26/49 (a)	500	554
Burlington Northern Santa Fe LLC,
4.40%, 3/15/42	75	85
4.55%, 9/1/44	435	505
Carlisle Cos., Inc.
3.50%, 12/1/24	400	410
Caterpillar Financial Services Corp.
3.65%, 12/7/23	575	607
Celanese US Holdings LLC
3.50%, 5/8/24	425	437
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.20%, 3/15/28	300	312
6.48%, 10/23/45	375	442
Chevron Corp.
2.10%, 5/16/21 (b)	1,175	1,176
Cimarex Energy Co.
3.90%, 5/15/27	475	489
Comcast Corp.,
3.55%, 5/1/28	1,150	1,212
4.05%, 11/1/52	525	554
4.15%, 10/15/28	325	358
Conagra Brands, Inc.
5.40%, 11/1/48	125	137
Concho Resources, Inc.,
3.75%, 10/1/27	275	285
4.85%, 8/15/48	250	282
ConocoPhillips Co.
4.95%, 3/15/26	200	229
Constellation Brands, Inc.,
3.50%, 5/9/27	175	180
4.40%, 11/15/25	400	436
CVS Health Corp.,
4.30%, 3/25/28	1,475	1,557
4.78%, 3/25/38	400	418
5.05%, 3/25/48	150	160
Dell International LLC/EMC Corp.
4.90%, 10/1/26 (a)	750	783
Delta Air Lines, Inc.,
Series AA
3.20%, 10/25/25	450	467
3.63%, 3/15/22	475	483
Dollar Tree, Inc.,
4.00%, 5/15/25	850	887
4.20%, 5/15/28	20	21
Dow Chemical Co. (The)
5.55%, 11/30/48 (a)	300	358
DP World PLC
5.63%, 9/25/48 (a)	300	333

Eldorado Gold Corp.
9.50%, 6/1/24 (a)	300	301
Embraer Netherlands Finance BV
5.40%, 2/1/27	330	367
EMD Finance LLC
3.25%, 3/19/25 (a)	300	307
Energy Transfer Operating LP
6.50%, 2/1/42	350	414
Enterprise Products Operating LLC,
4.20%, 1/31/50 (d)	225	231
5.95%, 2/1/41	275	338
Express Scripts Holding Co.
4.80%, 7/15/46	125	133
Exxon Mobil Corp.
4.11%, 3/1/46	275	317
Ferguson Finance PLC
4.50%, 10/24/28 (a)	425	444
Fiserv, Inc.
4.20%, 10/1/28	275	298
Fortune Brands Home & Security, Inc.
4.00%, 9/21/23	475	500
Fox Corp.
5.58%, 1/25/49 (a)	250	306
Fresenius Medical Care US Finance III, Inc.
3.75%, 6/15/29 (a)	418	415
General Motors Co.,
6.60%, 4/1/36	325	360
6.75%, 4/1/46	150	170
Glencore Funding LLC,
3.88%, 10/27/27 (a)(b)	300	301
4.13%, 3/12/24 (a)	325	338
Gold Fields Orogen Holdings BVI Ltd.
5.13%, 5/15/24 (a)	250	261
Grupo Bimbo SAB de CV
3.88%, 6/27/24 (a)	400	414
Halliburton Co.
5.00%, 11/15/45	150	164
Harris Corp.
4.85%, 4/27/35	275	306
HCA, Inc.,
4.13%, 6/15/29	170	175
4.50%, 2/15/27 (b)	340	363
Hilcorp Energy I LP/Hilcorp Finance Co.
6.25%, 11/1/28 (a)	225	227
Home Depot, Inc. (The),
4.50%, 12/6/48	125	148
4.88%, 2/15/44	75	91
5.88%, 12/16/36	159	211
Intel Corp.
3.30%, 10/1/21	1,125	1,157
International Business Machines Corp.,
3.30%, 5/15/26	1,275	1,323
4.15%, 5/15/39	175	187
John Deere Capital Corp.
3.45%, 3/7/29	550	585
Kinder Morgan Energy Partners LP
5.00%, 3/1/43	325	341
Lowe’s Cos., Inc.,
2.50%, 4/15/26	575	565
3.65%, 4/5/29	425	444

Macy’s Retail Holdings, Inc.
2.88%, 2/15/23 (b)	245	240
Marathon Petroleum Corp.
4.75%, 12/15/23	1,125	1,214
Mars, Inc.
3.20%, 4/1/30 (a)	300	312
Medtronic, Inc.
4.63%, 3/15/45	22	27
Microsoft Corp.,
3.30%, 2/6/27	1,125	1,196
4.45%, 11/3/45	450	540
Newcastle Coal Infrastructure Group Pty Ltd.
4.40%, 9/29/27 (a)	1,125	1,077
Newell Brands, Inc.,
3.85%, 4/1/23	75	76
4.20%, 4/1/26	625	622
Newmont Goldcorp Corp.
5.45%, 6/9/44 (a)	225	272
Noble Energy, Inc.
4.95%, 8/15/47	150	159
NOVA Chemicals Corp.,
4.88%, 6/1/24 (a)(b)	95	99
5.25%, 8/1/23 (a)	415	422
Nuance Communications, Inc.
1.00%, 12/15/35	251	237
Nucor Corp.
3.95%, 5/1/28	350	379
Nvent Finance Sarl
3.95%, 4/15/23	1,075	1,091
NXP Semiconductors N.V.
1.00%, 12/1/19	250	264
Oracle Corp.
3.80%, 11/15/37	825	877
Patterson-UTI Energy, Inc.
3.95%, 2/1/28	450	444
POSCO
4.00%, 8/1/23 (a)	225	236
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 4/16/29 (a)	500	517
Rockies Express Pipeline LLC
6.88%, 4/15/40 (a)	525	588
Sabine Pass Liquefaction LLC
4.20%, 3/15/28	525	553
Sands China Ltd.
5.40%, 8/8/28	800	871
Santos Finance Ltd.
4.13%, 9/14/27	950	938
Saudi Arabian Oil Co.
3.50%, 4/16/29 (a)	500	507
Sigma Finance Netherlands BV
4.88%, 3/27/28 (a)	200	208
Smithfield Foods, Inc.
5.20%, 4/1/29 (a)	775	846
Southern Copper Corp.
7.50%, 7/27/35	358	471
Sprint Capital Corp.
6.88%, 11/15/28	100	103
Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/Sprint Spectrum Co., III LLC
4.74%, 9/20/29 (a)	400	416

Starbucks Corp.
4.45%, 8/15/49	300	329
STMicroelectronics N.V.,
Series B
0.25%, 7/3/24	200	229
Target Corp.
3.38%, 4/15/29	375	398
Telefonica Europe BV
8.25%, 9/15/30	209	293
Tencent Holdings Ltd.
3.60%, 1/19/28 (a)	675	690
Teva Pharmaceutical Finance Netherlands III BV
6.75%, 3/1/28 (b)	275	254
Transportadora de Gas Internacional SA ESP
5.55%, 11/1/28 (a)	200	225
Transurban Finance Co., Pty Ltd.
4.13%, 2/2/26 (a)	510	531
Trimble, Inc.
4.90%, 6/15/28	625	670
United Airlines Pass-Through Trust,
Class A
4.30%, 2/15/27	544	580
Verint Systems, Inc.
1.50%, 6/1/21	225	242
Verizon Communications, Inc.,
3.88%, 2/8/29	375	403
4.27%, 1/15/36	1,200	1,302
Volkswagen Group of America Finance LLC
4.75%, 11/13/28 (a)	375	408
Wabtec Corp.
4.95%, 9/15/28	300	322
Walmart, Inc.
3.70%, 6/26/28	625	683
Walt Disney Co. (The),
4.95%, 10/15/45 (a)	125	155
6.40%, 12/15/35 (a)	370	505
Westlake Chemical Corp.
4.38%, 11/15/47 (b)	250	236
Woodside Finance Ltd.,
3.70%, 9/15/26 (a)	850	865
4.50%, 3/4/29 (a)	350	370
Zillow Group, Inc.
2.00%, 12/1/21	325	369
		62,905
Utilities (9.8%)
Abu Dhabi National Energy Co., PJSC
4.38%, 6/22/26 (a)	625	664
Alabama Power Co.
3.75%, 3/1/45	425	437
Appalachian Power Co.
7.00%, 4/1/38	325	450
Avangrid, Inc.
3.80%, 6/1/29	875	917
Black Hills Corp.,
3.15%, 1/15/27	375	373
4.35%, 5/1/33	75	83
Boston Gas Co.
4.49%, 2/15/42 (a)	125	138

Cleveland Electric Illuminating Co. (The)
4.55%, 11/15/30 (a)	250	276
Consolidated Edison, Inc.
2.00%, 5/15/21	650	647
Consorcio Transmantaro SA
4.70%, 4/16/34 (a)	200	211
DTE Electric Co.
3.95%, 3/1/49	450	491
Duke Energy Carolinas LLC
3.75%, 6/1/45	150	154
Duke Energy Corp.
2.65%, 9/1/26	600	594
Duke Energy Progress LLC
3.45%, 3/15/29	550	580
EDP Finance BV
3.63%, 7/15/24 (a)	975	1,005
Electricite de France SA
4.50%, 9/21/28 (a)	475	521
Enel Finance International N.V.
6.00%, 10/7/39 (a)	200	238
Entergy Arkansas LLC
3.50%, 4/1/26	458	478
Entergy Louisiana LLC
3.05%, 6/1/31	75	76
ITC Holdings Corp.
3.35%, 11/15/27	525	541
Mid-Atlantic Interstate Transmission LLC
4.10%, 5/15/28 (a)	275	293
Mississippi Power Co.
3.95%, 3/30/28	575	604
Nevada Power Co.,
Series N
6.65%, 4/1/36	150	205
NextEra Energy Capital Holdings, Inc.
3.55%, 5/1/27	550	575
NSTAR Electric Co.
3.25%, 5/15/29	275	286
Oglethorpe Power Corp.
5.05%, 10/1/48	325	377
Southern California Edison Co.
4.00%, 4/1/47	250	249
TransAlta Corp.
4.50%, 11/15/22	361	361
Vistra Operations Co. LLC
3.55%, 7/15/24 (a)	700	705
		12,529
Total Fixed Income Securities (Cost $114,401)		121,212

	Shares	Value (000)
Short-Term Investments (8.3%)
Securities held as Collateral on Loaned Securities (1.4%)
Investment Company (1.4%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (e) (Cost $1,832)	1,831,625	1,832

Investment Company (5.5%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (e) (Cost $6,981)	6,981,247	6,981

	Face Amount (000)
U.S. Treasury Security (1.4%)
U.S. Treasury Bill
2.35%, 11/21/19 (f)(g) (Cost $1,848)	$1,865	1,850
Total Short-Term Investments (Cost $10,661)		10,663
Total Investments (103.1%) (Cost $125,062) Including $3,865 of Securities Loaned (h)(i)(j)		131,875
Liabilities in Excess of Other Assets (-3.1%)		(3,967)
Net Assets (100.0%)		$127,908

(a)                                 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)                                 All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at June 30, 2019, were approximately $3,865,000 and $3,935,000, respectively. The Fund received cash collateral of approximately $1,832,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds — Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $2,103,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(c)                                  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2019.

(d)                                 When-issued security.

(e)                                  The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended June 30, 2019, advisory fees paid were reduced by approximately $3,000 relating to the Fund’s investment in the Liquidity Funds.

(f)                                   Rate shown is the yield to maturity at June 30, 2019.

(g)                                  All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreement.

(h)                                 Securities are available for collateral in connection with purchase of a when-issued security, open futures contracts and swap agreement.

(i)                                     The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended June 30, 2019, the Fund did not engage in any cross-trade transactions.

(j)                                    At June 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $7,397,000 and the aggregate gross unrealized depreciation is approximately $820,000, resulting in net unrealized appreciation of approximately $6,577,000.

MTN                   Medium Term Note.

PJSC                    Public Joint Stock Company.

Futures Contracts:

The Fund had the following futures contracts open at June 30, 2019:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	121	Sep-19	$24,200	$26,037	$135
U.S. Treasury 30 yr. Bond	30	Sep-19	3,000	4,668	116
U.S. Treasury 5 yr. Note	9	Sep-19	900	1,063	— @
U.S. Treasury Ultra Bond	33	Sep-19	3,300	5,860	191

Short:
U.S. Treasury 10 yr. Note	97	Sep-19	(9,700)	(12,413)	(299)
U.S. Treasury 10 yr. Ultra Long Bond	32	Sep-19	(3,200)	(4,420)	(124)
					$19

Interest Rate Swap Agreement:

The Fund had the following interest rate swap agreement open at June 30, 2019:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Depreciation (000)
Morgan Stanley & Co., LLC*	3 Month USD LIBOR	Receive	2.39%	Semi-Annual/ Quarterly	3/27/29	$6,710	$(255)	$—	$(255)

*	Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
@	Value is less than $500.
LIBOR	London Interbank Offered Rate.
USD	United States Dollar

Portfolio Composition**

Classification	Percentage of Total Investments
Industrials	48.4%
Finance	33.7
Utilities	9.6
Short-Term Investments	6.8
Other***	1.5
Total Investments	100.0	%****

**                             Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2019.

***                      Industries and/or investment types representing less than 5% of total investments.

****               Does not include open long/short futures contracts with a value of approximately $54,461,000 and net unrealized appreciation of approximately $19,000.  Does not include open swap agreements with total unrealized depreciation of approximately $255,000.

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2019 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (99.0%)
Corporate Bonds (93.4%)
Basic Materials (3.8%)
Eldorado Gold Corp.
9.50%, 6/1/24 (a)	$1,300	$1,307
First Quantum Minerals Ltd.
7.50%, 4/1/25 (a)	800	765
Hudbay Minerals, Inc.
7.25%, 1/15/23 (a)	750	775
IAMGOLD Corp.
7.00%, 4/15/25 (a)	750	780
International Wire Group, Inc.
10.75%, 8/1/21 (a)	850	864
Mercer International, Inc.
5.50%, 1/15/26	791	789
MSCI, Inc.
4.75%, 8/1/26 (a)	150	156
PQ Corp.
5.75%, 12/15/25 (a)	500	508
Schweitzer-Mauduit International, Inc.
6.88%, 10/1/26 (a)	1,000	1,025
Valvoline, Inc.
5.50%, 7/15/24	550	569
Versum Materials, Inc.
5.50%, 9/30/24 (a)	250	268
		7,806
Communications (11.2%)
Altice Finco SA
7.63%, 2/15/25 (a)	325	313
Altice France SA
7.38%, 5/1/26 (a)	1,250	1,284
Altice Luxembourg SA
7.63%, 2/15/25 (a)	850	803
Block Communications, Inc.
6.88%, 2/15/25 (a)	1,031	1,080
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 2/1/28 (a)	1,050	1,075
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/24 (a)	1,000	1,087
CommScope Technologies LLC
5.00%, 3/15/27 (a)	550	481
CommScope, Inc.
1 Month USD LIBOR + 3.250%, 5.65%, 4/6/26	350	349
CSC Holdings LLC,
5.25%, 6/1/24	1,000	1,041
6.50%, 2/1/29 (a)	300	328
Digicel Group Ltd.
8.25%, 9/30/20 (a)	900	660
DISH DBS Corp.
7.75%, 7/1/26	375	365
Entercom Media Corp.
6.50%, 5/1/27 (a)	900	938
EW Scripps Co. (The)
5.13%, 5/15/25 (a)	1,000	963
Gray Television, Inc.
5.88%, 7/15/26 (a)	900	936

GrubHub Holdings, Inc.
5.50%, 7/1/27 (a)	925	952
HC2 Holdings, Inc.
11.50%, 12/1/21 (a)	475	420
Intelsat Connect Finance SA
9.50%, 2/15/23 (a)	750	668
Intelsat Jackson Holdings SA
8.50%, 10/15/24 (a)	500	498
Lamar Media Corp.
5.75%, 2/1/26	450	475
MDC Partners, Inc.
6.50%, 5/1/24 (a)	1,039	960
Midcontinent Communications/Midcontinent Finance Corp.
6.88%, 8/15/23 (a)	850	886
Nexstar Escrow, Inc.
5.63%, 7/15/27 (a)(b)	950	975
Sable International Finance Ltd.
5.75%, 9/7/27 (a)	750	756
Sirius XM Radio, Inc.
5.00%, 8/1/27 (a)	1,125	1,149
Sprint Communications, Inc.
6.00%, 11/15/22	1,300	1,358
Sprint Corp.
7.88%, 9/15/23	750	817
Virgin Media Secured Finance PLC,
5.50%, 8/15/26 – 5/15/29 (a)	1,475	1,520
		23,137
Consumer, Cyclical (18.8%)
Air Canada
7.75%, 4/15/21 (a)	500	542
American Builders & Contractors Supply Co., Inc.
5.88%, 5/15/26 (a)	750	785
Aramark Services, Inc.
4.75%, 6/1/26	750	765
Aston Martin Capital Holdings Ltd.
6.50%, 4/15/22 (a)	400	403
Beacon Roofing Supply, Inc.
6.38%, 10/1/23	500	522
Beazer Homes USA, Inc.,
5.88%, 10/15/27	425	371
8.75%, 3/15/22	200	209
Boyd Gaming Corp.
6.00%, 8/15/26	750	791
Boyne USA, Inc.
7.25%, 5/1/25 (a)	1,130	1,229
CCM Merger, Inc.
6.00%, 3/15/22 (a)	750	771
Cedar Fair LP
5.25%, 7/15/29 (a)	900	919
Century Communities, Inc.,
5.88%, 7/15/25	775	783
6.75%, 6/1/27 (a)	475	483
Cumberland Farms, Inc.
6.75%, 5/1/25 (a)	800	850
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.50%, 2/15/23 (a)	1,268	1,347
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC
7.50%, 5/1/25 (a)	425	405

Eldorado Resorts, Inc.,
6.00%, 4/1/25 – 9/15/26	750	802
FelCor Lodging LP
6.00%, 6/1/25	500	529
Ferrellgas LP/Ferrellgas Finance Corp.
6.75%, 1/15/22	850	757
Global Partners LP/GLP Finance Corp.,
6.25%, 7/15/22	750	761
7.00%, 6/15/23	365	371
Golden Nugget, Inc.
8.75%, 10/1/25 (a)	1,000	1,052
Hanesbrands, Inc.
4.88%, 5/15/26 (a)	500	521
IRB Holding Corp.
6.75%, 2/15/26 (a)	445	444
JB Poindexter & Co., Inc.
7.13%, 4/15/26 (a)	950	974
LGI Homes, Inc.
6.88%, 7/15/26 (a)	500	514
Mattamy Group Corp.
6.88%, 12/15/23 (a)	750	785
Mclaren Finance PLC
5.75%, 8/1/22 (a)	750	727
Meritor, Inc.
6.25%, 2/15/24	750	773
MGM Resorts International
5.50%, 4/15/27	500	526
Nathan’s Famous, Inc.
6.63%, 11/1/25 (a)	1,250	1,237
National CineMedia LLC
5.75%, 8/15/26	750	718
Navistar International Corp.
6.63%, 11/1/25 (a)	750	789
New Home Co., Inc. (The)
7.25%, 4/1/22	700	662
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.
8.50%, 5/15/27 (a)	715	738
Party City Holdings, Inc.,
6.13%, 8/15/23 (a)	500	505
6.63%, 8/1/26 (a)	175	170
Rite Aid Corp.
6.13%, 4/1/23 (a)	750	636
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
6.13%, 8/15/21 (a)	1,134	1,154
Sally Holdings LLC/Sally Capital, Inc.
5.63%, 12/1/25	400	394
Scientific Games International, Inc.,
6.25%, 9/1/20	500	503
8.25%, 3/15/26 (a)	1,000	1,052
Sonic Automotive, Inc.
5.00%, 5/15/23	750	760
Speedway Motorsports, Inc.
5.13%, 2/1/23	800	808
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.88%, 5/15/25 (a)	1,210	1,195
Taylor Morrison Communities, Inc.
5.88%, 6/15/27 (a)	700	716
Tempur Sealy International, Inc.
5.50%, 6/15/26	575	599

Titan International, Inc.
6.50%, 11/30/23	900	785
Truck Hero, Inc.
8.50%, 4/21/24 (a)	1,150	1,161
William Carter Co. (The)
5.63%, 3/15/27 (a)	750	788
William Lyon Homes, Inc.,
6.00%, 9/1/23	950	969
6.63%, 7/15/27 (a)(b)	300	300
Williams Scotsman International, Inc.
7.88%, 12/15/22 (a)	900	947
Wolverine World Wide, Inc.
5.00%, 9/1/26 (a)	750	743
		39,040
Consumer, Non-Cyclical (14.5%)
Acadia Healthcare Co., Inc.,
5.13%, 7/1/22	500	504
5.63%, 2/15/23	350	357
ACCO Brands Corp.
5.25%, 12/15/24 (a)	475	482
Ahern Rentals, Inc.
7.38%, 5/15/23 (a)	1,075	959
Albertsons Cos., LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC
5.75%, 3/15/25	1,000	1,013
APTIM Corp.
7.75%, 6/15/25 (a)	850	655
Bausch Health Cos, Inc.,
6.13%, 4/15/25 (a)	900	921
9.00%, 12/15/25 (a)	550	617
Beverages & More, Inc.
11.50%, 6/15/22 (a)	900	689
Catalent Pharma Solutions, Inc.
5.00%, 7/15/27 (a)	675	689
Central Garden & Pet Co.
5.13%, 2/1/28	700	690
Chobani LLC/Chobani Finance Corp., Inc.
7.50%, 4/15/25 (a)	950	893
Clearwater Seafoods, Inc.
6.88%, 5/1/25 (a)	625	627
Eagle Holding Co., II LLC,
7.63% Cash, 8.38% PIK, 7.63%, 5/15/22 (a)(c)	750	756
7.75% Cash, 8.38% PIK ,7.75%, 5/15/22 (a)(c)	800	808
Emeco Pty Ltd.,
Series B
9.25%, 3/31/22	937	989
Endo Dac/Endo Finance LLC/Endo Finco, Inc.
6.00%, 7/15/23 (a)	778	564
FAGE International SA/FAGE USA Dairy Industry, Inc.
5.63%, 8/15/26 (a)	900	796
First Quality Finance Co., Inc.
5.00%, 7/1/25 (a)	780	788
Flexi-Van Leasing, Inc.
10.00%, 2/15/23 (a)	1,015	946
Great Lakes Dredge & Dock Corp.
8.00%, 5/15/22	1,050	1,114
Hadrian Merger Sub, Inc.
8.50%, 5/1/26 (a)	350	332

Harsco Corp.
5.75%, 7/31/27 (a)	800	835
Hertz Corp. (The),
5.88%, 10/15/20	450	451
7.63%, 6/1/22 (a)	250	260
Lamb Weston Holdings, Inc.
4.88%, 11/1/26 (a)	500	523
Live Nation Entertainment, Inc.
4.88%, 11/1/24 (a)	250	258
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 4/15/25 (a)	850	574
Matterhorn Merger Sub LLC/Matterhorn Finance Sub, Inc.
8.50%, 6/1/26 (a)	900	803
Michael Baker International LLC
8.75%, 3/1/23 (a)	800	818
MPH Acquisition Holdings LLC
7.13%, 6/1/24 (a)	750	707
NVA Holdings, Inc.
6.88%, 4/1/26 (a)	825	866
Pinnacle Operating Corp.
9.00%, 11/15/20 (a)	740	636
Polaris Intermediate Corp.
8.50% Cash, 8.50% PIK, 12/1/22 (a)(c)	900	799
Select Medical Corp.
6.38%, 6/1/21	500	501
Service Corp. International
5.13%, 6/1/29	600	635
Simmons Foods, Inc.
5.75%, 11/1/24 (a)	1,100	1,006
Surgery Center Holdings, Inc.,
6.75%, 7/1/25 (a)	750	653
10.00%, 4/15/27 (a)	700	700
Teleflex, Inc.
4.88%, 6/1/26	350	365
Tenet Healthcare Corp.
7.00%, 8/1/25	500	500
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/1/26	790	614
TMS International Corp.
7.25%, 8/15/25 (a)	850	824
United Rentals North America, Inc.
4.88%, 1/15/28	500	511
		30,028
Diversified (0.7%)
PetSmart, Inc.
7.13%, 3/15/23 (a)	900	848
Trident Merger Sub, Inc.
6.63%, 11/1/25 (a)	750	703
		1,551
Energy (11.5%)
American Midstream Partners LP/American Midstream Finance Corp.
9.50%, 12/15/21 (a)	1,000	982
Archrock Partners LP/Archrock Partners Finance Corp.
6.88%, 4/1/27 (a)	550	578
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.63%, 7/15/26 (a)	850	861
Calfrac Holdings LP
8.50%, 6/15/26 (a)	750	529

Callon Petroleum Co.
6.13%, 10/1/24	900	913
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.25%, 4/1/23	750	769
CrownRock LP/CrownRock Finance, Inc.
5.63%, 10/15/25 (a)	750	755
Denbury Resources, Inc.,
5.50%, 5/1/22	1,500	877
7.75%, 2/15/24 (a)	475	500
Endeavor Energy Resources LP/EER Finance, Inc.
5.75%, 1/30/28 (a)	750	793
Energy Ventures Gom LLC/EnVen Finance Corp.
11.00%, 2/15/23 (a)	1,200	1,317
Hilcorp Energy I LP/Hilcorp Finance Co.,
5.00%, 12/1/24 (a)	500	500
5.75%, 10/1/25 (a)	250	252
Jagged Peak Energy LLC
5.88%, 5/1/26	750	742
Lonestar Resources America, Inc.
11.25%, 1/1/23 (a)	1,115	1,065
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.
6.00%, 8/1/26 (a)	950	974
Matador Resources Co.
5.88%, 9/15/26	750	761
Moss Creek Resources Holdings, Inc.
7.50%, 1/15/26 (a)	1,100	943
Murphy Oil Corp.
5.75%, 8/15/25	800	833
Murphy Oil USA, Inc.
5.63%, 5/1/27	500	522
Oceaneering International, Inc.
6.00%, 2/1/28	1,025	1,020
Parkland Fuel Corp.,
5.88%, 7/15/27 (a)(b)	250	255
6.00%, 4/1/26 (a)	750	770
Parsley Energy LLC/Parsley Finance Corp.
5.38%, 1/15/25 (a)	500	515
Rowan Cos., Inc.
7.38%, 6/15/25	850	663
SemGroup Corp.
7.25%, 3/15/26	500	490
SemGroup Corp./Rose Rock Finance Corp.
5.63%, 11/15/23	774	743
Seven Generations Energy Ltd.
5.38%, 9/30/25 (a)	525	507
Southwestern Energy Co.
5.30%, 1/23/20	741	747
Sunoco LP / Sunoco Finance Corp.,
Series WI
5.88%, 3/15/28	500	519
TransMontaigne Partners LP/TLP Finance Corp.
6.13%, 2/15/26	465	450
Vermilion Energy, Inc.
5.63%, 3/15/25 (a)	950	936
Whiting Petroleum Corp.,
5.75%, 3/15/21	350	354
6.63%, 1/15/26	450	436
		23,871

Finance (10.6%)
AHP Health Partners, Inc.
9.75%, 7/15/26 (a)	1,000	1,082
Ally Financial, Inc.
4.63%, 3/30/25	250	265
Baytex Energy Corp.
5.63%, 6/1/24 (a)	950	912
CIT Group, Inc.
6.13%, 3/9/28	350	399
CNO Financial Group, Inc.
5.25%, 5/30/29	400	434
CTR Partnership LP/CareTrust Capital Corp.
5.25%, 6/1/25	728	757
Exela Intermediate LLC/Exela Finance, Inc.
10.00%, 7/15/23 (a)	1,300	1,063
Fidelity & Guaranty Life Holdings, Inc.
5.50%, 5/1/25 (a)	850	886
Fly Leasing Ltd.
5.25%, 10/15/24	875	897
Freedom Mortgage Corp.
8.25%, 4/15/25 (a)	750	649
GTCR AP Finance, Inc.
8.00%, 5/15/27 (a)	950	957
HUB International Ltd.
7.00%, 5/1/26 (a)	850	864
Hunt Cos., Inc.
6.25%, 2/15/26 (a)	850	805
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 5/15/26 (a)	1,000	1,016
iStar, Inc.
5.25%, 9/15/22	750	770
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.
10.25%, 11/15/22 (a)	950	1,021
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
6.25%, 6/3/26 (a)	250	253
7.25%, 8/15/24 (a)	1,075	1,061
Kennedy-Wilson, Inc.
5.88%, 4/1/24	1,000	1,025
Lions Gate Capital Holdings LLC,
5.88%, 11/1/24 (a)	400	412
6.38%, 2/1/24 (a)	450	474
MGIC Investment Corp.
5.75%, 8/15/23	400	436
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.75%, 2/1/27 (a)	575	620
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27	500	516
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.
6.38%, 12/15/22 (a)	1,100	1,133
Post Holdings, Inc.
5.00%, 8/15/26 (a)	175	178
Provident Funding Associates LP/PFG Finance Corp.
6.38%, 6/15/25 (a)	762	720
Radian Group, Inc.,
4.50%, 10/1/24	600	618
4.88%, 3/15/27	250	252
Starwood Property Trust, Inc.
4.75%, 3/15/25	700	709

USI, Inc.
6.88%, 5/1/25 (a)	850	844
		22,028
Industrials (18.0%)
American Woodmark Corp.
4.88%, 3/15/26 (a)	250	248
Apex Tool Group LLC/BC Mountain Finance, Inc.
9.00%, 2/15/23 (a)	900	808
ARD Finance SA
7.13% Cash, 7.88% PIK, 9/15/23 (c)	300	308
ARD Securities Finance SARL
8.75% Cash, 8.75% PIK, 1/31/23 (a)(c)	809	819
Artesyn Embedded Technologies, Inc.
9.75%, 10/15/20 (a)	603	614
Berry Global Escrow Corp.
5.63%, 7/15/27 (a)	575	599
Bombardier, Inc.,
6.13%, 1/15/23 (a)	850	864
7.88%, 4/15/27 (a)	500	502
Brand Industrial Services, Inc.
8.50%, 7/15/25 (a)	350	319
Builders FirstSource, Inc.
5.63%, 9/1/24 (a)	700	724
BWAY Holding Co.
7.25%, 4/15/25 (a)	1,250	1,211
CDK Global, Inc.
5.25%, 5/15/29 (a)	500	519
Cleaver-Brooks, Inc.
7.88%, 3/1/23 (a)	900	865
Core & Main LP
6.13%, 8/15/25 (a)	850	863
Cornerstone Building Brands, Inc.
8.00%, 4/15/26 (a)	900	880
CPG Merger Sub LLC
8.00%, 10/1/21 (a)	1,129	1,150
Energizer Holdings, Inc.
6.38%, 7/15/26 (a)	750	772
EnPro Industries, Inc.
5.75%, 10/15/26	550	564
Flex Acquisition Co., Inc.
6.88%, 1/15/25 (a)	850	773
FXI Holdings, Inc.
7.88%, 11/1/24 (a)	950	888
Greif, Inc.
6.50%, 3/1/27 (a)	625	647
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.
7.38%, 12/15/23 (a)	1,000	962
Intertape Polymer Group, Inc.
7.00%, 10/15/26 (a)	1,075	1,114
Itron, Inc.
5.00%, 1/15/26 (a)	750	769
JPW Industries Holding Corp.
9.00%, 10/1/24 (a)	1,050	995
Kenan Advantage Group, Inc. (The)
7.88%, 7/31/23 (a)	925	837
Koppers, Inc.
6.00%, 2/15/25 (a)	1,000	942
Kratos Defense & Security Solutions, Inc.
6.50%, 11/30/25 (a)	750	808

Manitowoc Co., Inc. (The)
9.00%, 4/1/26 (a)	825	827
Martin Midstream Partners LP/Martin Midstream Finance Corp.
7.25%, 2/15/21	1,150	1,146
MasTec, Inc.
4.88%, 3/15/23	792	806
Multi-Color Corp.
4.88%, 11/1/25 (a)	500	527
New Enterprise Stone & Lime Co., Inc.
6.25%, 3/15/26 (a)	750	763
Novelis Corp.
5.88%, 9/30/26 (a)	500	508
PGT Escrow Issuer, Inc.
6.75%, 8/1/26 (a)	850	902
Plastipak Holdings, Inc.
6.25%, 10/15/25 (a)	1,000	910
SAExploration Holdings, Inc.
10.00% Cash, 11.00% PIK, 9/24/19 (a)(c)	579	521
SBA Communications Corp.
4.88%, 9/1/24	750	775
Standard Industries, Inc.
5.00%, 2/15/27 (a)	500	508
Stevens Holding Co., Inc.
6.13%, 10/1/26 (a)	750	794
Summit Materials LLC/Summit Materials Finance Corp.
6.13%, 7/15/23	500	509
syncreon Group BV/syncreon Global Finance US, Inc.
8.63%, 11/1/21 (a)(d)(e)	450	169
Techniplas LLC
10.00%, 5/1/20 (a)	1,200	1,104
TopBuild Corp.
5.63%, 5/1/26 (a)	675	694
TriMas Corp.
4.88%, 10/15/25 (a)	750	761
TTM Technologies, Inc.
5.63%, 10/1/25 (a)	1,100	1,078
Tutor Perini Corp.
6.88%, 5/1/25 (a)	500	480
US Concrete, Inc.
6.38%, 6/1/24	875	914
Waste Pro USA, Inc.
5.50%, 2/15/26 (a)	475	488
XPO Logistics, Inc.
6.13%, 9/1/23 (a)	725	753
		37,301
Technology (2.6%)
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.
5.75%, 3/1/25 (a)	800	815
DynCorp International, Inc.
11.88% Cash, 1.50% PIK, 11/30/20 (c)	827	839
Harland Clarke Holdings Corp.
6.88%, 3/1/20 (a)	675	667
HNA Ecotech Panorama Cayman Co., Ltd.
8.00%, 4/15/21 (a)	600	549
IQVIA, Inc.
5.00%, 5/15/27 (a)	250	259
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc.
6.00%, 7/15/25 (a)	750	788

Rackspace Hosting, Inc.
8.63%, 11/15/24 (a)	800	738
RP Crown Parent LLC
7.38%, 10/15/24 (a)	800	836
		5,491
Utilities (1.7%)
Calpine Corp.
5.75%, 1/15/25	1,000	996
LBC Tank Terminals Holding Netherlands BV
6.88%, 5/15/23 (a)	1,200	1,197
NRG Energy, Inc.
5.25%, 6/15/29 (a)	675	722
Vistra Operations Co. LLC
5.63%, 2/15/27 (a)	500	531
		3,446
		193,699
Variable Rate Senior Loan Interests (5.6%)
Consumer, Cyclical (1.8%)
Commercial Vehicle Group, Inc.,
Term B
1 Month USD LIBOR + 6.00%, 8.40%, 4/12/23	595	595
Office Depot, Inc.,
Term B
1 Month USD LIBOR + 5.25%, 7.64%, 11/8/22	288	292
Playa Resorts Holding BV,
Term B
1 Month USD LIBOR + 2.75%, 5.15%, 4/29/24	639	614
Sesac Holdco II LLC,
2nd Lien Term
1 Month USD LIBOR + 7.25%, 9.65%, 2/10/25	1,000	990
Thor Industries, Inc.,
Term B
1 Month USD LIBOR + 3.75%, 6.25%, 2/1/26	797	787
Topgolf International, Inc.,
Term B
1 Month USD LIBOR + 5.50%, 7.91%, 2/9/26	499	502
		3,780
Consumer, Non-Cyclical (1.1%)
Envision Healthcare Corp.,
1st Lien Term
1 Month USD LIBOR + 3.75%, 6.15%, 10/10/25	995	882
Hearthside Food Solutions, LLC,
Term B
1 Month USD LIBOR + 3.69%, 6.09%, 5/23/25	668	655
Wells Enterprises, Inc.,
Term B
1 Month USD LIBOR + 2.75%, 5.19%, 3/29/25	717	719
		2,256
Energy (0.3%)
Gavilan Resources, LLC,
2nd Lien Term
1 Month USD LIBOR + 6.00%, 8.40%, 3/1/24	1,000	535

Industrials (2.4%)
Airxcel, Inc.,
1st Lien Term
1 Month USD LIBOR + 4.50%, 6.90%, 4/28/25	642	607
Associated Asphalt Partners LLC,
Term B
1 Month USD LIBOR + 5.25%, 7.65%, 4/5/24	978	955
Cook & Boardman Group LLC,
Term B
3 Month USD LIBOR + 5.75%, 8.37%, 10/17/25	692	688
Gruden Acquisition, Inc.,
Term Loan
3 Month USD LIBOR + 5.50%, 7.83%, 8/18/22	483	480
SAExploration Holdings, Inc.,
Term Loan
Fixed + 10.00%, 12.50%, 1/2/20 (h)	500	470
Shape Technologies Group, Inc.,
Term Loan
3 Month USD LIBOR + 3.00%, 5.49%, 4/21/25	569	548
Syncreon Global Finance, Inc.,
Term B
3 Month USD LIBOR + 4.25%, 6.83%, 10/28/20	1,111	641
Titan Acquisition Ltd.,
Term B
1 Month USD LIBOR + 3.00%, 5.40%, 3/28/25	518	496
		4,885
		11,456
Total Fixed Income Securities (Cost $206,911)		205,155

		Value
	Shares	(000)
Common Stocks (0.2%)
Auto Components (0.0%)
Exide Technologies (f)	592	1

Equity Real Estate Investment Trusts (REITs) (0.1%)
American Gilsonite Co. (f)	500	269

Machinery (0.0%)
Iracore International Holdings, Inc., Class A (f)(g)	470	5

Semiconductors & Semiconductor Equipment (0.1%)
UC Holdings, Inc. (f)(h)	2,826	66

Trading Companies & Distributors (0.0%)
Emeco Holdings Ltd. (Australia) (f)	43,065	63
Total Common Stocks (Cost $179)		404

Participation Notes (0.0%)
Energy Equipment & Services (0.0%)
SAExploration Holdings, Inc. Equity Linked Notes, expires 7/27/21 (f)	137,882	25

Semiconductors & Semiconductor Equipment (0.0%)
UC Holdings, Inc. Equity Linked Notes, expires 9/23/20 (f)(h)	2,802	5
Total Participation Notes (Cost $ 257)		30

Short-Term Investment (0.1%)
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (i) (Cost $286)	286,427	286
Total Investments (99.3%) (Cost $207,633) (j)(k)(l)(m)		205,875
Other Assets in Excess of Liabilities (0.7%)		1,527
Net Assets (100.0%)		$207,402

(a)                                 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)                                 When-issued security.

(c)                                  PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.

(d)                                 Non-income producing security; bond in default.

(e)                                  Issuer in bankruptcy.

(f)                                   Non-income producing security.

(g)                                  At June 30, 2019, the Fund held a fair valued security valued at approximately $5,000, representing less than 0.05% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Trust’s Trustees.

(h)                                 Security has been deemed illiquid at June 30, 2019.

(i)                                     The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended June 30, 2019, advisory fees paid were reduced by approximately $3,000 relating to the Fund’s investment in the Liquidity Funds.

(j)                                    The approximate fair value and percentage of net assets, $63,000 and less than 0.05% respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(k)                                 Securities are available for collateral in connection with purchase of a when-issued securities.

(l)                                     The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended June 30, 2019, the Fund did not engage in any cross-trade transactions.

(m)                             At June 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $4,681,000 and the aggregate gross unrealized depreciation is approximately $6,439,000, resulting in net unrealized depreciation of approximately $1,758,000.

LIBOR        London Interbank Offered Rate.

PIK                           Payment-in-Kind. Income may be paid in additional securities or cash at the discretion of the issuer.

USD                       United States Dollar.

Portfolio Composition

Classification	Percentage of Total Investments
Consumer, Cyclical	18.9%
Industrials	18.2
Consumer, Non-Cyclical	14.6
Energy	11.6
Communications	11.2
Finance	10.7
Other*	9.2
Variable Rate Senior Loan Interests	5.6
Total Investments	100.0%

*                 Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2019 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (92.4%)
Agency Adjustable Rate Mortgages (0.6%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
1 Year CMT + 2.18% ,4.69%, 6/1/38	$232	$244
1 Year CMT + 2.31% ,4.72%, 3/1/37	372	393
1 Year CMT + 2.31% ,4.79%, 7/1/38	331	350
1 Year CMT + 2.33% ,4.84%, 1/1/36	298	315
		1,302
Agency Bond - Consumer Discretionary (U.S. Government Guaranteed) (0.2%)
Safina Ltd.
2.00%, 12/30/23	396	395

Agency Fixed Rate Mortgages (0.8%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
4.50%, 12/1/24	268	276
6.50%, 9/1/19 – 4/1/24	1	1
7.50%, 11/1/19 – 5/1/35	23	27
8.00%, 8/1/32	14	16
8.50%, 8/1/31	14	17
Federal National Mortgage Association,
Conventional Pools:
4.50%, 6/1/24 – 7/1/24	438	452
5.00%, 12/1/23 – 12/1/24	208	214
6.00%, 9/1/37	65	74
6.50%, 2/1/28 – 10/1/32	180	200
7.00%, 7/1/29 – 3/1/37	210	242
7.50%, 8/1/37	31	37
8.00%, 4/1/33	55	66
8.50%, 10/1/32	26	32
Government National Mortgage Association,
Various Pools:
6.00%, 11/15/38	103	117
8.50%, 7/15/30	46	51
		1,822
Asset-Backed Securities (16.9%)
Ally Auto Receivables Trust
1.75%, 12/15/21	588	586
Avant Loans Funding Trust,
3.95%, 12/15/22 (a)	400	402
4.11%, 7/15/22 (a)	450	456
Bayview Opportunity Master Fund Trust,
3.50%, 1/28/55 (a)(b)	252	257
3.82%, 4/28/33 (a)	55	55
BMW Vehicle Lease Trust,
1.98%, 5/20/20	190	190
2.07%, 10/20/20	202	202
CarMax Auto Owner Trust
1.98%, 11/15/21	561	560
Consumer Loan Underlying Bond CLUB Credit Trust
3.67%, 5/15/24 (a)	58	58
Consumer Loan Underlying Bond Credit Trust,
3.28%, 7/15/26 (a)	845	847

4.07%, 7/15/25 (a)	283	289
Credit Suisse ABS Trust
4.28%, 7/25/24 (a)	378	381
FCI Funding 2019-1 LLC
3.63%, 2/18/31 (a)	438	442
Finance of America Structured Securities Trust
3.81%, 4/25/29 (a)(b)	475	481
Foundation Finance Trust,
3.30%, 7/15/33 (a)	352	354
3.86%, 11/15/34 (a)	603	615
FREED ABS Trust,
3.87%, 6/18/26 (a)	500	507
4.61%, 10/20/25 (a)	560	576
GCAT LLC
3.84%, 6/25/48 (a)	402	405
GM Financial Automobile Leasing Trust
3.06%, 6/21/21	280	282
GM Financial Consumer Automobile Receivables Trust
2.81%, 12/16/22	1,330	1,342
Gracechurch Card Funding PLC
1 Month USD LIBOR + 0.40%, 2.79%, 7/15/22 (a)(b)	627	627
Hyundai Auto Receivables Trust
1.77%, 1/18/22	689	688
Mariner Finance Issuance Trust
3.62%, 2/20/29 (a)	324	325
MFA LLC,
3.35%, 11/25/47 (a)	521	519
3.88%, 5/25/48 (a)	638	647
4.16%, 7/25/48 (a)	539	545
Nationstar HECM Loan Trust,
4.17%, 7/25/28	650	661
4.35%, 11/25/28 (a)(b)	700	710
Nissan Auto Lease Trust
1.91%, 4/15/20	241	241
Nissan Auto Receivables Owner Trust
1.75%, 10/15/21	780	778
North Carolina State Education Assistance Authority
3 Month USD LIBOR + 0.80%, 3.38%, 7/25/25 (b)	163	163
NRZ Excess Spread-Collateralized Notes,
4.37%, 1/25/23 (a)	343	345
4.59%, 2/25/23 (a)	496	501
Oak Hill Advisors Residential Loan Trust,
3.00%, 6/25/57 – 7/25/57 (a)	680	682
Ocwen Master Advance Receivables Trust,
2.72%, 8/16/49 (a)	600	600
4.19%, 8/15/50 (a)	250	253
Option One Mortgage Loan Trust Asset-Backed Certificates
1 Month USD LIBOR + 0.50%, 2.88%, 8/20/30 (b)	108	107
OSCAR US Funding Trust VII LLC
1 Month USD LIBOR + 0.65%, 3.06%, 11/10/20 (a)(b)	38	37
OSCAR US Funding Trust VIII LLC
2.91%, 4/12/21 (a)	107	107
Oscar US Funding X LLC
3.18%, 5/10/23 (a)	830	847
Panhandle-Plains Higher Education Authority, Inc.
3 Month USD LIBOR + 0.95%, 3.54%, 7/1/24 (b)	5	5
PFS Financing Corp.,
2.57%, 7/15/22 (a)	460	458
2.74%, 10/17/22 (a)	440	440
2.86%, 4/15/24 (a)	230	233
2.89%, 2/15/23 (a)	275	278

3.19%, 4/17/23 (a)	300	305
3.52%, 10/15/23 (a)	162	167
Pretium Mortgage Credit Partners LLC
4.83%, 9/25/58 (a)	564	572
Prosper Marketplace Issuance Trust,
3.36%, 11/15/23 (a)	419	419
3.59%, 7/15/25 (a)	700	705
3.90%, 6/17/24	700	703
3.96%, 10/15/24 (a)	538	545
PRPM LLC,
3.75%, 4/25/23 (a)(b)	383	384
3.97%, 4/25/24 (a)	786	799
4.00%, 8/25/23 (a)(b)	279	282
RCO V Mortgage LLC,
4.00%, 5/25/23 (a)	506	509
4.46%, 10/25/23 (a)	534	541
RMAT LP
4.09%, 5/25/48 (a)	412	416
RMF Buyout Issuance Trust
4.45%, 11/25/28	700	710
Sofi Consumer Loan Program Trust,
3.14%, 2/25/27 (a)	400	404
3.35%, 4/26/27 (a)	325	328
3.67%, 8/25/27 (a)	700	711
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes
4.16%, 10/17/50 (a)	200	203
Stanwich Mortgage Loan Trust,
4.02%, 5/16/23 (a)	327	329
4.50%, 10/18/23 (a)	462	467
TLF National Tax Lien Trust
3.09%, 12/15/29 (a)	246	245
Towd Point Mortgage Trust,
2.75%, 4/25/57 (a)(b)	120	120
1 Month USD LIBOR + 0.60%, 3.00%, 2/25/57 (a)(b)	402	402
Upgrade Receivables Trust,
4.09%, 3/15/25 (a)	300	304
4.53%, 11/15/24 (a)	650	657
Upstart Securitization Trust,
3.89%, 8/20/25	377	377
4.45%, 12/22/25 (a)	350	354
Verizon Owner Trust,
1.68%, 5/20/21 (a)	228	227
2.06%, 9/20/21 (a)	265	265
1 Month USD LIBOR + 0.27%, 2.65%, 4/20/22 (a)(b)	190	190
2.93%, 9/20/23	600	611
VOLT LXII LLC
3.13%, 9/25/47 (a)	296	297
VOLT LXIV LLC
3.38%, 10/25/47 (a)	369	371
VOLT LXIX LLC
4.21%, 8/25/48 (a)	439	445
VOLT LXV LLC
3.75%, 4/25/48 (a)	481	484
VOLT LXVI
4.34%, 5/25/48 (a)	858	868
VOLT LXX LLC
4.11%, 9/25/48 (a)	212	215
VOLT LXXI LLC
3.97%, 9/25/48 (a)	343	346

VOLT LXXII LLC
4.21%, 10/26/48 (a)	565	569
VOLT LXXIII LLC
4.46%, 10/25/48 (a)	732	741
VOLT LXXIV LLC
4.58%, 11/25/48 (a)	610	621
VOLT LXXV LLC
4.34%, 1/25/49 (a)	456	463
		38,755
Collateralized Mortgage Obligations - Agency Collateral Series (0.5%)
Federal Home Loan Mortgage Corporation,
1.78%, 10/25/20	126	125
2.26%, 10/25/20	10	10
3.03%, 10/25/20 (b)	475	478
REMIC
7.50%, 9/15/29	429	494
		1,107
Commercial Mortgage-Backed Securities (0.1%)
Hudsons Bay Simon JV Trust
1 Month USD LIBOR + 1.58%, 4.26%, 8/5/34 (a)(b)	185	185
Velocity Commercial Capital Loan Trust
1 Month USD LIBOR + 1.80%, 4.20%, 10/25/46 (b)	129	130
		315
Corporate Bonds (66.9%)
Energy (0.2%)
Midwest Connector Capital Co. LLC
3.63%, 4/1/22 (a)	475	487

Finance (32.2%)
ABN AMRO Bank NV
3.40%, 8/27/21 (a)	650	664
American Express Co.,
3.00%, 2/22/21	700	708
3.38%, 5/17/21	1,050	1,070
3.70%, 11/5/21	665	686
American Honda Finance Corp.
3.15%, 1/8/21	360	365
ANZ New Zealand Int’l Ltd.
2.20%, 7/17/20 (a)	680	679
Bank of America Corp.,
MTN
2.15%, 11/9/20	1,200	1,197
2.63%, 10/19/20	780	783
Bank of America NA
3 Month USD LIBOR + 0.25%, 2.77%, 8/28/20 (b)	925	925
Bank of Montreal,
2.90%, 3/26/22	1,030	1,046
Series D
3.10%, 4/13/21	990	1,006
Bank of New York Mellon (The)
3 Month USD LIBOR + 0.28%, 2.78%, 6/4/21 (b)	1,420	1,421
Bank of New York Mellon Corp. (The),
MTN
2.45%, 11/27/20	525	527
Bank of Nova Scotia (The),
2.15%, 7/14/20	430	430

3.13%, 4/20/21	680	691
BB&T Corp.
3.20%, 9/3/21	610	621
BPCE SA,
MTN
2.25%, 1/27/20	600	600
Canadian Imperial Bank of Commerce,
Series BKTN
2.10%, 10/5/20	840	839
Capital One Financial Corp.,
2.40%, 10/30/20	940	941
2.50%, 5/12/20	1,210	1,211
Caterpillar Financial Services Corp.,
3.35%, 12/7/20	1,000	1,016
Series I
3 Month USD LIBOR + 0.39% ,2.92%, 5/17/21 (b)	1,250	1,253
Cigna Corp.
3.40%, 9/17/21 (a)	1,100	1,122
Citibank NA,
2.10%, 6/12/20	830	829
3.17%, 2/19/22	1,070	1,084
Citigroup, Inc.
2.45%, 1/10/20	475	475
Citizens Bank NA/Providence
3.25%, 2/14/22	575	586
Commonwealth Bank of Australia
2.25%, 3/10/20 (a)	1,350	1,350
Compass Bank
3.50%, 6/11/21	925	943
Cooperatieve Rabobank UA
3.13%, 4/26/21	640	650
Credit Suisse AG
3.00%, 10/29/21	1,140	1,158
Danske Bank A/S
1.65%, 9/6/19 (a)	1,700	1,697
DBS Group Holdings Ltd.,
2.25%, 7/16/19 (a)	650	650
2.85%, 4/16/22 (a)	360	365
Deutsche Bank AG,
2.70%, 7/13/20	750	747
4.25%, 2/4/21	650	656
DNB Bank ASA
2.13%, 10/2/20 (a)	700	698
ERP Operating LP
2.38%, 7/1/19	550	550
Fifth Third Bank
2.20%, 10/30/20	850	849
Glencore Finance Canada Ltd.
4.95%, 11/15/21 (a)	1,200	1,259
Goldman Sachs Group, Inc. (The),
2.35%, 11/15/21	900	899
2.60%, 12/27/20	1,220	1,221
5.75%, 1/24/22	1,150	1,243
HSBC Holdings PLC
3.40%, 3/8/21	2,250	2,285
Jackson National Life Global Funding
2.20%, 1/30/20 (a)	2,450	2,448
John Deere Capital Corp.
3.20%, 1/10/22	530	544
JPMorgan Chase & Co.,
2.20%, 10/22/19	325	325

2.40%, 6/7/21	850	853
JPMorgan Chase Bank NA
3.09%, 4/26/21	990	996
KeyBank NA
1.60%, 8/22/19	300	300
Lloyds Bank PLC
3.30%, 5/7/21	1,350	1,372
Manufacturers & Traders Trust Co.
2.10%, 2/6/20	560	559
Marsh & McLennan Cos., Inc.
3.50%, 12/29/20	380	386
MassMutual Global Funding II
1.95%, 9/22/20 (a)	560	559
Metropolitan Life Global Funding I
2.40%, 6/17/22 (a)	1,190	1,197
National Bank of Canada
2.15%, 6/12/20	1,230	1,229
New York Life Global Funding
2.95%, 1/28/21 (a)	350	354
Nordea Bank Abp
1.63%, 9/30/19 (a)	900	898
PACCAR Financial Corp.
2.65%, 5/10/22	1,175	1,190
PNC Bank NA,
2.45%, 11/5/20	1,100	1,103
2.50%, 1/22/21	960	964
Principal Life Global Funding II
2.15%, 1/10/20 (a)	1,425	1,423
Protective Life Global Funding
2.70%, 11/25/20 (a)	525	528
Royal Bank of Canada,
2.15%, 10/26/20	900	900
3.20%, 4/30/21	670	682
Santander UK Group Holdings PLC
2.88%, 10/16/20	200	201
Santander UK PLC
3.40%, 6/1/21	1,370	1,393
Skandinaviska Enskilda Banken AB,
2.30%, 3/11/20	530	530
3.05%, 3/25/22 (a)	1,230	1,250
Sumitomo Mitsui Trust Bank Ltd.
1.95%, 9/19/19 (a)	275	275
Suncorp-Metway Ltd.
2.38%, 11/9/20 (a)	670	670
SunTrust Bank
2.80%, 5/17/22	550	557
Svenska Handelsbanken AB,
1.95%, 9/8/20	990	987
3.35%, 5/24/21	660	673
Synchrony Bank
3.00%, 6/15/22	650	655
Toronto-Dominion Bank (The)
3.25%, 6/11/21	610	622
UBS AG
2.45%, 12/1/20 (a)	600	601
UniCredit SpA
6.57%, 1/14/22 (a)	350	372
United Overseas Bank Ltd.
3.20%, 4/23/21 (a)	340	346
UnitedHealth Group, Inc.
2.70%, 7/15/20	500	502

US Bank NA
3.00%, 2/4/21	835	845
WEA Finance LLC/Westfield UK & Europe Finance PLC
2.70%, 9/17/19 (a)	600	600
Wells Fargo Bank NA
3.63%, 10/22/21	1,900	1,954
Westpac Banking Corp.,
2.65%, 1/25/21	1,025	1,031
2.80%, 1/11/22	1,050	1,064
		73,933
Industrials (32.4%)
AbbVie, Inc.
2.50%, 5/14/20	575	575
Alimentation Couche-Tard, Inc.
2.35%, 12/13/19 (a)	660	659
Allergan Funding SCS
3.00%, 3/12/20	835	838
Altria Group, Inc.
3.49%, 2/14/22	375	386
Amazon.com, Inc.
1.90%, 8/21/20	900	898
American Honda Finance Corp.,
1.65%, 7/12/21	1,047	1,036
1.95%, 7/20/20	250	249
MTN
1.20%, 7/12/19	530	530
2.45%, 9/24/20	550	551
Analog Devices, Inc.,
2.85%, 3/12/20	230	231
2.95%, 1/12/21	1,175	1,186
AT&T, Inc.,
2.45%, 6/30/20	1,225	1,225
2.80%, 2/17/21	800	805
4.60%, 2/15/21	475	489
BAT International Finance PLC
2.75%, 6/15/20 (a)	450	451
Baxalta, Inc.
2.88%, 6/23/20	164	164
Bayer US Finance II LLC
3.50%, 6/25/21 (a)	330	335
Bayer US Finance LLC
2.38%, 10/8/19 (a)	600	599
Becton Dickinson and Co.
2.68%, 12/15/19	300	300
Biogen, Inc.
2.90%, 9/15/20	525	528
BMW US Capital LLC,
2.15%, 4/6/20 (a)	400	400
2.95%, 4/14/22 (a)	770	782
BP Capital Markets PLC,
2.32%, 2/13/20	400	400
3 Month USD LIBOR + 0.25%, 2.77%, 11/24/20 (b)	850	851
Bristol-Myers Squibb Co.
2.60%, 5/16/22 (a)	1,125	1,140
Caterpillar Financial Services Corp.,
2.95%, 2/26/22	825	843
3.15%, 9/7/21	790	806
Celgene Corp.,
2.25%, 8/15/21	1,225	1,221

2.88%, 8/15/20	525	528
Cigna Corp.
3.20%, 9/17/20 (a)	800	807
Comcast Corp.
3.45%, 10/1/21	2,400	2,470
Crown Castle International Corp.
3.40%, 2/15/21	1,000	1,014
CVS Health Corp.,
3.13%, 3/9/20	960	964
3.35%, 3/9/21	2,430	2,465
Daimler Finance North America LLC,
1.50%, 7/5/19 (a)	200	200
2.30%, 1/6/20 (a)	325	325
2.85%, 1/6/22 (a)	1,110	1,116
3.75%, 11/5/21 (a)	295	303
Danone SA
1.69%, 10/30/19 (a)	875	873
Dell International LLC/EMC Corp.
4.42%, 6/15/21 (a)	1,190	1,227
Delta Air Lines, Inc.
2.88%, 3/13/20	575	576
Deutsche Telekom International Finance BV
6.00%, 7/8/19	650	650
Discovery Communications LLC
2.20%, 9/20/19	975	974
Dominion Energy Gas Holdings LLC
2.50%, 12/15/19	825	824
DR Horton, Inc.
2.55%, 12/1/20	480	480
Eastman Chemical Co.
3.50%, 12/1/21	600	614
EMD Finance LLC
2.40%, 3/19/20 (a)	575	575
Enterprise Products Operating LLC,
2.55%, 10/15/19	325	325
2.80%, 2/15/21	780	786
Ford Motor Credit Co., LLC,
2.68%, 1/9/20	725	725
3.34%, 3/18/21	1,750	1,760
Fox Corp.
3.67%, 1/25/22 (a)	330	341
General Dynamics Corp.
2.88%, 5/11/20	410	412
General Electric Co.
5.50%, 1/8/20	1,200	1,217
General Motors Co.
3 Month USD LIBOR + 0.80%, 3.37%, 8/7/20 (b)	950	951
Gilead Sciences, Inc.,
1.85%, 9/20/19	445	444
2.55%, 9/1/20	500	502
Hewlett Packard Enterprise Co.
2.10%, 10/4/19 (a)	800	799
Hyundai Capital America,
2.55%, 4/3/20 (a)	175	175
2.60%, 3/19/20 (a)	325	325
International Business Machines Corp.
2.85%, 5/13/22	2,475	2,518
JM Smucker Co. (The)
2.50%, 3/15/20	225	225
Keurig Dr Pepper, Inc.
3.55%, 5/25/21	930	950

Kinder Morgan, Inc.,
3.05%, 12/1/19	650	651
5.00%, 2/15/21 (a)	1,170	1,214
Kroger Co. (The)
2.60%, 2/1/21	1,175	1,178
Lockheed Martin Corp.
2.50%, 11/23/20	225	226
Marriott International, Inc.,
2.88%, 3/1/21	1,235	1,244
3 Month USD LIBOR + 0.65%, 3.10%, 3/8/21 (b)	520	522
McDonald’s Corp.,
MTN
2.20%, 5/26/20	550	549
Mead Johnson Nutrition Co.
3.00%, 11/15/20	175	177
Molson Coors Brewing Co.
1.45%, 7/15/19	775	775
Nissan Motor Acceptance Corp.
3.15%, 3/15/21 (a)	590	595
Northrop Grumman Corp.,
2.08%, 10/15/20	580	579
5.05%, 8/1/19	1,225	1,227
Novartis Capital Corp.
1.80%, 2/14/20	475	474
Rockwell Collins, Inc.
1.95%, 7/15/19	800	800
Ryder System, Inc.,
MTN
2.65%, 3/2/20	125	125
Schlumberger Finance Canada Ltd.
2.20%, 11/20/20 (a)	410	410
Seven & i Holdings Co., Ltd.
3.35%, 9/17/21 (a)	1,750	1,789
Sherwin-Williams Co. (The)
2.25%, 5/15/20	925	923
Siemens Financieringsmaatschappij N.V.,
1.30%, 9/13/19 (a)	900	898
2.15%, 5/27/20 (a)	550	549
Southwest Airlines Co.
2.75%, 11/6/19	600	600
Takeda Pharmaceutical Co. Ltd.
4.00%, 11/26/21 (a)	2,125	2,199
Thermo Fisher Scientific, Inc.
3.60%, 8/15/21	2,425	2,482
Toyota Motor Credit Corp.
2.95%, 4/13/21	920	933
Tyco Electronics Group SA
3 Month USD LIBOR + 0.45%, 2.93%, 6/5/20 (b)	700	701
Tyson Foods, Inc.
2.65%, 8/15/19	600	600
Union Pacific Corp.
2.25%, 6/19/20	550	549
United Technologies Corp.
1.90%, 5/4/20	800	797
Verizon Communications, Inc.
3.45%, 3/15/21	1,225	1,253
Volkswagen Group of America Finance LLC,
2.40%, 5/22/20 (a)	550	549
3.88%, 11/13/20 (a)	755	771
		74,257

Utilities (2.1%)
Berkshire Hathaway Energy Co.
2.38%, 1/15/21	375	376
Dominion Energy, Inc.,
Series B
1.60%, 8/15/19	225	225
DTE Energy Co.
1.50%, 10/1/19	425	424
Florida Power & Light Co.
3 Month USD LIBOR + 0.40%, 2.97%, 5/6/22 (b)	950	950
Public Service Enterprise Group, Inc.
1.60%, 11/15/19	250	249
Sempra Energy
2.40%, 3/15/20	600	600
Southern Co. (The)
2.35%, 7/1/21	1,225	1,225
Southern Power Co.,
Series D
1.95%, 12/15/19	675	673
		4,722
		153,399
Mortgages - Other (5.1%)
Cascade Funding Mortgage Trust
4.00%, 10/25/68	650	664
CHL Mortgage Pass-Through Trust
5.50%, 5/25/34	134	139
CIM Trust
3.00%, 4/25/57 (a)(b)	525	530
Federal Home Loan Mortgage Corporation,
1 Month USD LIBOR + 0.55%, 2.95%, 4/25/30 (b)	95	95
1 Month USD LIBOR + 1.20%, 3.60%, 10/25/29 (b)	223	224
Federal National Mortgage Association,
1 Month USD LIBOR + 1.30%, 3.70%, 4/25/29 – 7/25/29(b)	436	438
1 Month USD LIBOR + 1.45%, 3.85%, 1/25/29 (b)	68	69
Galton Funding Mortgage Trust,
3.50%, 11/25/57 (a)(b)	479	484
4.00%, 2/25/59	395	402
Gosforth Funding PLC
3 Month USD LIBOR + 0.45%, 2.97%, 8/25/60 (a)(b)	316	316
Government National Mortgage Association,
2.94%, 5/20/62	114	114
1 Month USD LIBOR + 0.60%, 3.07%, 1/20/64 (b)	232	232
Headlands Residential Owner Trust
3.97%, 6/25/24	200	200
Lanark Master Issuer PLC,
3 Month USD LIBOR + 0.42%, 2.94%, 12/22/69 (a)(b)	738	737
3.29%, 12/22/69	512	513
New Residential Mortgage Loan Trust,
3.75%, 5/28/52 – 8/25/55(a)(b)	324	337
4.00%, 9/25/57 (a)(b)	548	566
NRPL Trust
4.25%, 7/25/67 (a)(b)	664	672
OBX Trust
4.00%, 11/25/48 (a)(b)	553	564
Pepper Residential Securities Trust,
1 Month USD LIBOR + 0.88%, 2.89%, 1/16/60 (a)(b)	676	677
1 Month USD LIBOR + 0.95%, 3.33%, 8/18/60 (a)(b)	708	709
3.64%, 6/20/60	817	818

Preston Ridge Partners Mortgage
4.50%, 1/25/24 (a)	705	715
RESIMAC Bastille Trust
1 Month USD LIBOR + 0.85%, 3.28%, 12/16/59 (a)(b)	588	589
Sequoia Mortgage Trust
1 Month USD LIBOR + 0.62%, 3.00%, 8/20/34 (b)	240	241
VCAT Asset Securitization, LLC
4.36%, 2/25/49	671	681
		11,726
Sovereign (0.3%)
Korea Development Bank (The),
3 Month USD LIBOR + 0.45%, 2.97%, 2/27/20 (b)	320	321
3.00%, 3/19/22	410	417
		738
U.S. Agency Security (1.0%)
Private Export Funding Corp.
1.45%, 8/15/19	2,300	2,298
Total Fixed Income Securities (Cost $210,004)		211,857

Shares
Short-Term Investments (7.3%)
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (c) (Cost $1,265)	1,264,884	1,265

	Face
	Amount
	(000)
U.S. Treasury Security (0.6%)
U.S. Treasury Bill
2.35%, 11/21/19 (d)(e) (Cost $1,338)	$1,350	1,339

Commercial Paper (6.1%)
Automobiles (0.7%)
VW Credit, Inc.
0.00%, 7/10/19 (f)	1,500	1,499

Energy (1.5%)
CenterPoint Energy, Inc.,
2.65%, 7/23/19 (f)	1,150	1,148
2.67%, 8/16/19 (f)	1,440	1,435
NextEra Energy Capital Holdings, Inc.
2.67%, 8/5/19 (f)	830	828
		3,411
Food & Beverage (1.1%)
Mondelez International, Inc.,
2.57%, 8/1/19 (f)	2,100	2,096
2.63%, 7/22/19 (f)	470	469
		2,565

Health Care Services (0.4%)
Walgreens Boots Alliance, Inc.
3.14%, 9/9/19 (f)	1,000	995

Industrials (2.0%)
General Electric Co.
2.85%, 8/1/19 (f)	1,470	1,466
International Business Machines Corp.
2.69%, 9/17/19 (f)	1,220	1,214
Nissan Motor Acceptance Corp.
2.74%, 9/12/19 (f)	2,000	1,989
		4,669
International Bank (0.4%)
Standard Chartered Bank
2.94%, 9/26/19 (f)	1,000	994
Total Commercial Paper (Cost $14,131)		14,133
Total Short-Term Investments (Cost $16,734)		16,737
Total Investments (99.7%) (Cost $226,738) (g)(h)(i)		228,594
Other Assets in Excess of Liabilities (0.3%)		762
Net Assets (100.0%)		$229,356

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)

Floating or variable rate securities: The rates disclosed are as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(c)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended June 30, 2019, advisory fees paid were reduced by approximately $8,000 relating to the Fund’s investment in the Liquidity Funds.

(d)	Rate shown is the yield to maturity at June 30, 2019.
(e)	All or a portion of the security was pledged to cover margin requirements for future contract.
(f)	The rates shown are the effective yields at the date of purchase.
(g)	Securities are available for collateral in connection with open future.
(h)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended June 30, 2019, the Fund did not engage in any cross-trade transactions.

(i)

At June 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,927,000 and the aggregate gross unrealized depreciation is approximately $223,000, resulting in net unrealized appreciation of approximately $1,704,000.

CMT	Constant Maturity Treasury Note Rate.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
REMIC	Real Estate Mortgage Investment Conduit.
USD	United States Dollar.

Futures Contract:

The Fund had the following futures contract open at June 30, 2019:

	Number				Unrealized
	of	Expiration	Notional Amount	Value	Depreciation
	Contracts	Date	(000)	(000)	(000)

Short:
U.S. Treasury 2 yr. Note	121	Sep-19	$(24,200)	$(26,037)	$(152)

Portfolio Composition

Classification	Percentage of Total Investments
Industrials	32.5%
Finance	32.3
Asset-Backed Securities	17.0
Short-Term Investments	7.3
Other*	5.8
Mortgages - Other	5.1
Total Investments	100.0	%**

*                 Industries and/or investment types representing less than 5% of total investments.

**          Does not include open short futures contracts with a value of approximately $26,037,000 and total unrealized depreciation of approximately $152,000.

Morgan Stanley Institutional Fund Trust

Strategic Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2019 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (84.7%)
Asset-Backed Securities (14.9%)
Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates,
1 Month USD LIBOR + 1.73%, 4.13%, 10/25/34 (a)	$39	$39
Carrington Mortgage Loan Trust,
1 Month USD LIBOR + 0.22%, 2.62%, 1/25/37 (a)	100	80
Chase Funding Loan Acquisition Trust,
5.50%, 8/25/34	39	40
Credit Suisse First Boston Mortgage Securities Corp.,
1 Month USD LIBOR + 0.62%, 3.02%, 1/25/32 (a)	42	42
Credit-Based Asset Servicing & Securitization LLC,
1 Month USD LIBOR + 0.75%, 3.15%, 2/25/33 (a)	59	60
DT Auto Owner Trust,
5.15%, 11/15/24 (b)	100	104
5.33%, 11/17/25 (b)	100	105
Ellington Loan Acquisition Trust,
1 Month USD LIBOR + 1.05%, 3.45%, 5/25/37 (a)(b)	30	30
1 Month USD LIBOR + 1.10%, 3.50%, 5/25/37 (a)(b)	93	93
EquiFirst Mortgage Loan Trust,
1 Month USD LIBOR + 2.18%, 4.58%, 10/25/34 (a)	44	46
Financial Asset Securities Corp.,
1 Month USD LIBOR + 0.38%, 2.78%, 2/27/35 (a)(b)	35	32
Flagship Credit Auto Trust,
4.23%, 9/16/24 (b)	50	52
GSAA Home Equity Trust,
6.00%, 11/25/36	25	15
GSAMP Trust,
1 Month USD LIBOR + 0.32%, 2.72%, 3/25/46 (a)	100	98
1 Month USD LIBOR + 1.05%, 3.45%, 10/25/33 (a)	28	28
Invitation Homes Trust,
1 Month USD LIBOR + 2.00%, 4.39%, 6/17/37 (a)(b)	100	100
MFA LLC,
4.16%, 7/25/48 (b)	83	84
Nationstar Home Equity Loan Trust,
1 Month USD LIBOR + 0.25%, 2.65%, 4/25/37 (a)	51	51
Ownit Mortgage Loan Trust,
1 Month USD LIBOR + 0.27%, 2.67%, 3/25/37 (a)	57	55
Pretium Mortgage Credit Partners LLC,
4.83%, 9/25/58 (b)	81	82
Progress Residential Trust,
4.38%, 3/17/35 (b)	100	103
Tricon American Homes Trust,
5.10%, 1/17/36 (b)	100	104
Truman Capital Mortgage Loan Trust,
1 Month USD LIBOR + 2.55%, 4.95%, 1/25/34 (a)(b)	45	45
1 Month USD LIBOR + 2.78%, 5.18%, 11/25/31 (a)(b)	42	42
United Auto Credit Securitization Trust,
4.26%, 5/10/23 (b)	20	20
		1,550
Collateralized Mortgage Obligation - Agency Collateral Series (0.1%)
Government National Mortgage Association,
IO
0.80%, 8/20/58 (a)	387	8

Commercial Mortgage-Backed Securities (3.0%)
GS Mortgage Securities Trust,
4.47%, 2/10/48 (a)(b)	100	94

4.85%, 6/10/47 (a)	50		53
JPMBB Commercial Mortgage Securities Trust,
3.98%, 2/15/48 (a)(b)	100		97
Wells Fargo Commercial Mortgage Trust,
4.24%, 5/15/48 (a)	75		73
			317
Corporate Bonds (35.7%)
Communications (0.2%)
Sirius XM Radio, Inc.,
5.50%, 7/1/29 (b)	25		26

Finance (12.0%)
Bank of America Corp.,
2.74%, 1/23/22	25		25
MTN
4.25%, 10/22/26	50		53
BNP Paribas SA,
1.13%, 6/11/26	EUR	100	117
Brighthouse Financial, Inc.,
Series WI
3.70%, 6/22/27		$25	24
Capital One Financial Corp.,
2.50%, 5/12/20	25		25
Citigroup, Inc.,
3.14%, 1/24/23	25		25
5.50%, 9/13/25	75		85
Cooperatieve Rabobank UA,
2.50%, 5/26/26	EUR	100	119
Credit Agricole SA,
1.38%, 3/13/25	100		119
DBS Group Holdings Ltd.,
1.50%, 4/11/28	100		116
Deutsche Bank AG,
2.70%, 7/13/20		$25	25
3.15%, 1/22/21	100		99
Discover Financial Services,
3.95%, 11/6/24	25		26
Goldman Sachs Group, Inc. (The),
2.00%, 11/1/28	EUR	100	123
iStar, Inc.,
6.50%, 7/1/21		$25	26
Kennedy-Wilson, Inc.,
5.88%, 4/1/24	25		26
Lloyds Bank PLC,
6.50%, 3/24/20	EUR	50	60
Macquarie Group Ltd.,
4.15%, 3/27/24 (b)		$25	26
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.,
6.38%, 12/15/22 (b)	10		10
Vonovia Finance BV,
4.00%, 12/17/21 (c)	EUR	100	122
			1,251
Industrials (21.8%)
Akamai Technologies, Inc.,
0.13%, 5/1/25		$25	27
Albertsons Cos., LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC,
5.75%, 3/15/25	25		25

Allscripts Healthcare Solutions, Inc.,
1.25%, 7/1/20	26	26
Altria Group, Inc.,
3.80%, 2/14/24	25	26
Amazon.com, Inc.,
1.90%, 8/21/20	50	50
AT&T, Inc.,
4.25%, 3/1/27	50	54
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
5.50%, 4/1/23	25	26
5.75%, 7/15/27 (b)	24	24
Becton Dickinson and Co.,
2.89%, 6/6/22	25	25
Berry Global, Inc.,
4.50%, 2/15/26 (b)	25	25
BMW US Capital LLC,
2.15%, 4/6/20 (b)	50	50
BP Capital Markets PLC,
2.32%, 2/13/20	50	50
Bristol-Myers Squibb Co.,
2.90%, 7/26/24 (b)	25	26
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.91%, 7/23/25	50	54
Chevron Corp.,
1.99%, 3/3/20	50	50
Concho Resources, Inc.,
4.30%, 8/15/28	25	27
CSC Holdings LLC,
5.25%, 6/1/24	25	26
CVS Health Corp.,
3.70%, 3/9/23	25	26
Dell International LLC/EMC Corp.,
4.00%, 7/15/24 (b)	25	26
Delta Air Lines, Inc.,
2.88%, 3/13/20	25	25
Elanco Animal Health, Inc.,
Series WI
3.91%, 8/27/21	25	26
Eldorado Gold Corp.,
9.50%, 6/1/24 (b)	25	25
Finisar Corp.,
0.50%, 12/15/36	25	24
Fox Corp.,
4.03%, 1/25/24 (b)	40	43
General Motors Financial Co., Inc.,
4.30%, 7/13/25	50	52
Glencore Funding LLC,
3.88%, 10/27/27 (b)	25	25
Global Partners LP/GLP Finance Corp.,
7.00%, 6/15/23	25	25
Gray Television, Inc.,
5.13%, 10/15/24 (b)	25	26
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.,
7.38%, 12/15/23 (b)	25	24
Harland Clarke Holdings Corp.,
6.88%, 3/1/20 (b)	16	16
HCA, Inc.,
4.13%, 6/15/29	10	10
Hyundai Capital America,
2.60%, 3/19/20 (b)	45	45

Intelsat Jackson Holdings SA,
5.50%, 8/1/23		25	23
Intercept Pharmaceuticals, Inc.,
3.25%, 7/1/23		25	22
Ionis Pharmaceuticals, Inc.,
1.00%, 11/15/21		25	30
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
6.75%, 11/15/21 (b)		25	26
Kenan Advantage Group, Inc. (The),
7.88%, 7/31/23 (b)		25	23
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
5.25%, 6/1/26 (b)		25	26
Lamar Media Corp.,
5.00%, 5/1/23		25	26
Lions Gate Capital Holdings LLC,
5.88%, 11/1/24 (b)		25	26
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
4.88%, 4/15/20 (b)		25	24
McDonald’s Corp.,
MTN
2.20%, 5/26/20		50	50
MDC Partners, Inc.,
6.50%, 5/1/24 (b)		25	23
Medco Health Solutions, Inc.,
4.13%, 9/15/20		25	25
MGM Resorts International,
5.50%, 4/15/27		25	26
Newcastle Coal Infrastructure Group Pty Ltd.,
4.40%, 9/29/27 (b)		25	24
Nuance Communications, Inc.,
1.00%, 12/15/35		25	24
Palo Alto Networks, Inc.,
0.75%, 7/1/23 (b)		25	26
Post Holdings, Inc.,
5.00%, 8/15/26 (b)		25	25
Repsol International Finance BV,
4.50%, 3/25/75	EUR	100	130
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.,
6.13%, 8/15/21 (b)		$25	25
Sabine Pass Liquefaction LLC,
4.20%, 3/15/28		25	26
Shell International Finance BV,
1.38%, 9/12/19		50	50
Sika AG,
0.15%, 6/5/25	CHF	20	23
Solvay Finance SA,
5.12%, 6/2/21 (c)	EUR	100	124
Sprint Capital Corp.,
6.88%, 11/15/28		$25	26
Standard Industries, Inc.,
5.38%, 11/15/24 (b)		50	52
Tenet Healthcare Corp.,
5.13%, 5/1/25		25	25
Teva Pharmaceutical Finance Netherlands III BV,
2.20%, 7/21/21		50	48
Transurban Finance Co., Pty Ltd.,
3.38%, 3/22/27 (b)		25	25
Twitter, Inc.,
0.25%, 6/15/24		30	29
Union Pacific Corp.,
2.25%, 6/19/20		50	50

Verint Systems, Inc.,
1.50%, 6/1/21	25		27
Vodafone Group PLC,
4.88%, 6/19/49	25		26
Weibo Corp.,
1.25%, 11/15/22	30		28
Western Digital Corp.,
1.50%, 2/1/24 (b)	30		27
Wolverine World Wide, Inc.,
5.00%, 9/1/26 (b)	25		25
Woolworths Group Ltd.,
4.00%, 9/22/20 (b)	25		25
Zillow Group, Inc.,
2.00%, 12/1/21	25		28
			2,277
Utilities (1.7%)
Dominion Energy, Inc.,
Series B
1.60%, 8/15/19	50		50
EDP - Energias de Portugal SA,
5.38%, 9/16/75	EUR	100	123
			173
			3,727
Mortgages - Other (11.9%)
Alba PLC,
3 Month GBP LIBOR + 0.50%, 1.29%, 3/17/39 (a)	GBP	37	42
Alternative Loan Trust,
4.90%, 3/25/35 (a)		$39	39
5.75%, 3/25/34	40		43
PAC
1 Month USD LIBOR + 0.45% ,2.85%, 10/25/36 (a)	45		28
Banc of America Alternative Loan Trust,
5.71%, 10/25/36 (a)	78		44
Banc of America Mortgage Trust,
4.93%, 3/25/33 (a)	26		27
Bear Stearns ARM Trust,
4.24%, 2/25/36 (a)	35		34
Bear Stearns Structured Products, Inc. Trust,
4.28%, 1/26/36 (a)	41		39
Bear Stearns Trust,
4.16%, 4/25/35 (a)	34		32
4.29%, 2/25/36 (a)	27		26
Citigroup Mortgage Loan Trust,
4.32%, 6/25/36 (a)	25		20
E-MAC Program BV,
3 Month EURIBOR + 0.17%, 1.65%, 4/25/39 (a)	EUR	65	65
Eurohome Mortgages PLC,
3 Month EURIBOR + 0.21%, 0.00%, 8/2/50 (a)	22		22
Eurosail PLC,
3 Month GBP LIBOR + 0.77%, 1.56%, 9/13/45 (a)	GBP	52	64
FMC GMSR Issuer Trust,
5.07%, 5/25/24 (a)(b)		$100	103
GC Pastor Hipotecario 5 FTA,
3 Month EURIBOR + 0.17%, 0.00%, 6/21/46 (a)	EUR	39	40
Grifonas Finance PLC,
6 Month EURIBOR + 0.28%, 0.05%, 8/28/39 (a)	37		38

GSR Mortgage Loan Trust,
4.67%, 12/25/34 (a)		$61	61
HarborView Mortgage Loan Trust,
1 Month USD LIBOR + 0.19%, 2.58%, 1/19/38 (a)	24		23
5.00%, 2/25/36 (a)	40		27
Hipocat 11 FTA,
3 Month EURIBOR + 0.13%, 0.00%, 1/15/50 (a)	EUR	21	22
IndyMac INDX Mortgage Loan Trust,
4.29%, 12/25/34 (a)		$22	22
Lansdowne Mortgage Securities No. 1 PLC,
3 Month EURIBOR + 0.30%, 0.00%, 6/15/45 (a)	EUR	15	16
Lansdowne Mortgage Securities No. 2 PLC,
3 Month EURIBOR + 0.34%, 0.02%, 9/16/48 (a)	42		43
Lehman Mortgage Trust,
6.00%, 7/25/36		$67	52
Lusitano Mortgages No. 5 PLC,
3 Month EURIBOR + 0.26%, 0.00%, 7/15/59 (a)	EUR	36	39
Magnolia Finance XI DAC,
3 Month EURIBOR + 2.75%, 2.75%, 4/20/20 (a)(b)	74		84
National City Mortgage Capital Trust,
6.00%, 3/25/38		$16	17
Reperforming Loan REMIC Trust,
8.50%, 6/25/35 (b)	60		64
STARM Mortgage Loan Trust,
4.76%, 1/25/37 (a)	30		31
Washington Mutual MSC Mortgage Pass-Through Certificates,
5.50%, 3/25/33	33		34
			1,241
Sovereign (12.3%)
Australia Government Bond,
2.75%, 11/21/27 – 11/21/28	AUD	330	261
Brazil Notas do Tesouro Nacional Serie F,
10.00%, 1/1/29	BRL	200	61
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/25 – 1/1/27	320		95
Cyprus Government International Bond,
3.88%, 5/6/22	EUR	17	21
Hellenic Republic Government Bond,
3.38%, 2/15/25 (b)	80		100
3.88%, 3/12/29 (b)	32		41
4.38%, 8/1/22 (b)	35		44
Hungary Government International Bond,
5.38%, 3/25/24		$80	90
Indonesia Treasury Bond,
6.13%, 5/15/28	IDR	635,000	41
8.25%, 5/15/29	465,000		35
Mexican Bonos,
Series M
7.50%, 6/3/27	MXN	1,700	89
8.50%, 5/31/29	1,400		78
New Zealand Government Bond,
3.00%, 4/20/29	NZD	80	61
Peruvian Government International Bond,
5.40%, 8/12/34 (b)	PEN	40	12
(Units)
8.20%, 8/12/26 (d)	100		38
Petroleos Mexicanos,
4.88%, 1/18/24		$20	20

Republic of Austria Government Bond,
2.10%, 9/20/17 (b)	EUR	20	35
South Africa Government Bond,
8.00%, 1/31/30	ZAR	600	40
Spain Government Bond,
2.70%, 10/31/48 (b)	EUR	40	60
United Kingdom Gilt,
1.63%, 10/22/28	GBP	45	61
			1,283
U.S. Treasury Securities (6.8%)
U.S. Treasury Notes,
2.25%, 2/15/27		$370	379
2.88%, 8/15/28	310		333
			712
Total Fixed Income Securities (Cost $8,464)			8,838

Shares
Short-Term Investments (14.4%)
Investment Company (9.1%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (e) (Cost $946)	945,502	946

	Face
	Amount
	(000)
U.S. Treasury Securities (5.0%)
U.S. Treasury Bill
2.35%, 11/21/19 (f)(g)	$68	67
U.S. Treasury Note
1.00%, 8/31/19	460	459
Total U.S. Treasury Securities (Cost $526)		526

	Shares
Sovereign (0.3%)
Egypt Treasury Bills,
17.46%, 9/10/19	EGP	275	16
17.48%, 9/10/19	225		13
Total Sovereign (Cost $28)			29
Total Short-Term Investments (Cost $1,500)			1,501
Total Investments (99.1%) (Cost $9,964) (h)(i)(j)			10,339
Other Assets in Excess of Liabilities (0.9%)			93
Net Assets (100.0%)			$10,432

(a)                                                    Floating or variable rate securities: The rates disclosed are as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(b)                                                    144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)                                                     Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2019.

(d)                                                    Consists of one or more classes of securities traded together as a unit.

(e)                                                     The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended June 30, 2019, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Funds.

(f)                                                      Rate shown is the yield to maturity at June 30, 2019.

(g)                                                     All or a portion of the security was pledged to cover margin requirements for swap agreements.

(h)                                                    Securities are available for collateral in connection with open foreign currency forward exchange contracts, futures contracts and swap agreements.

(i)                                                        The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended June 30, 2019, the Fund did not engage in any cross-trade transactions.

(j)                                                       At June 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $434,000 and the aggregate gross unrealized depreciation is approximately $136,000, resulting in net unrealized appreciation of approximately $298,000.

EURIBOR         Euro Interbank Offered Rate.

IO                                                     Interest Only.

LIBOR                           London Interbank Offered Rate.

MTN                                      Medium Term Note.

PAC                                          Planned Amortization Class.

REMIC                        Real Estate Mortgage Investment Conduit.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at June 30, 2019:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA		$35	EUR	31	7/2/19	$ (—@	)
Bank of America NA	EUR	1,488		$1,707	9/19/19	4
Bank of America NA	EUR	31		$36	9/19/19	—	@
Bank of America NA	JPY	5,795		$54	9/19/19	—	@
Bank of America NA	NZD	93		$61	9/19/19	(1)
Barclays Bank PLC	EUR	71		$81	9/19/19	—	@
Barclays Bank PLC		$27	ZAR	384	9/19/19	—	@
Citibank NA	CHF	21		$22	9/19/19	—	@
Citibank NA		$5	PLN	17	9/19/19	(—@	)
Citibank NA	ZAR	965		$67	9/19/19	(1)
Goldman Sachs International	AUD	361		$252	9/19/19	(2)
Goldman Sachs International	MXN	3,239		$166	9/19/19	(—@	)
JPMorgan Chase Bank NA	BRL	384		$100	9/19/19	—@
JPMorgan Chase Bank NA	GBP	132		$169	9/19/19	1
JPMorgan Chase Bank NA	IDR	566,753		$40	9/19/19	(—@	)
JPMorgan Chase Bank NA	PEN	60		$18	9/19/19	(—@	)
UBS AG		$159	JPY	16,926	9/19/19	(1)
						$ —@

Futures Contracts:

The Fund had the following futures contracts open at June 30, 2019:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Depreciation (000)
Short:
Euro OAT (Germany)	1	Sep-19	EUR	(100)	$(187)	$(3)
German Euro BOBL (Germany)	3	Sep-19		(300)	(459)	(2)
German Euro Bund (Germany)	2	Sep-19		(200)	(393)	(2)
German Euro Schatz Futures (Germany)	3	Sep-19		(300)	(383)	(1)
U.S. Treasury 10 yr. Note (United States)	7	Sep-19		$(700)	(896)	(23)
U.S. Treasury 10 yr. Ultra Long Bond (United States)	4	Sep-19		(400)	(553)	(18)
U.S. Treasury 2 yr. Note (United States)	4	Sep-19		(800)	(861)	(6)
U.S. Treasury 5 yr. Note (United States)	12	Sep-19		(1,200)	(1,418)	(19)
						$(74)

Credit Default Swap Agreements:

The Fund had the following credit default swap agreements open at June 30, 2019:

Swap Counterparty and Reference Obligation	Credit Rating of Reference Obligation†	Buy/Sell Protection	Pay/Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment (Received) (000)	Unrealized Depreciation (000)
Credit Suisse International CDX.NA.HY.301	NR	Buy	5.00%	Quarterly	12/20/23	$49	$(4)	$(3)	$(1)
Morgan Stanley & Co., LLC* CDX.NA.HY.30	NR	Buy	5.00	Quarterly	6/20/23	97	(8)	(6)	(2)
							$(12)	$(9)	$(3)

@                                              — Value is less than $500.

†                                                   — Credit rating as issued by Standard & Poor’s.

*                                                   — Cleared swap agreement, the broker is Morgan Stanley & Co., LLC

NR                                        — Not rated.

OAT                                     Obligations AssimilableDomis du Trésor (French Treasury Obligation).

AUD                               — Australian Dollar

BRL                                — Brazilian Real

CHF                                — Swiss Franc

EGP                                  — Egyptian Pound

EUR                                — Euro

GBP                                 — British Pound

IDR                                   — Indonesian Rupiah

JPY                                     — Japanese Yen

MXN                            — Mexican Peso

NZD                                — New Zealand Dollar

PEN                                  — Peruvian Nuevo Sol

PLN                                  — Polish Zloty

USD                                 — United States Dollar

ZAR                                — South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Industrials	22.0%
Asset-Backed Securities	15.0
Short-Term Investments	14.5
Sovereign	12.4
Finance	12.1
Mortgages - Other	12.0
U.S. Treasury Securities	6.9
Other**	5.1
Total Investments	100.0	%***

**          Industries and/or investment types representing less than 5% of total investments.

***   Does not include open short futures contracts with a value of approximately $5,150,000 and net unrealized depreciation of approximately $74,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of less than $500. Also does not include open swap agreements with net unrealized depreciation of approximately $3,000.

Morgan Stanley Institutional Fund Trust

Ultra-Short Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2019 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Certificates of Deposit (6.2%)
Domestic Banks (2.3%)
First Abu Dhabi Bank PJSC
2.80%, 9/20/19 (a)	$175,000	$175,147
2.85%, 12/16/19 (a)	200,000	200,438
		375,585
International Banks (3.9%)
Barclays Bank PLC
3.01%, 12/20/19	150,000	150,449
National Bank of Kuwait Sakp,
2.90%, 12/20/19	200,000	200,312
2.97%, 12/11/19	150,000	150,266
Natixis NY
2.75%, 12/20/19	150,000	150,375
		651,402
Total Certificates of Deposit (Cost $1,025,000)		1,026,987

Commercial Paper (b) (15.6%)
Asset-Backed Diversified Financial Services (0.6%)
Collateralized Commercial Paper FLEX Cp. LLC
2.68%, 12/19/19	50,000	49,464
Collateralized Commercial Paper II Co. LLC
2.96%, 9/19/19	50,000	49,735
		99,199
Diversified Financial Services (0.6%)
Citigroup Global Markets, Inc.
2.75%, 12/17/19 (a)	100,000	98,947

Food & Beverage (3.2%)
Coca-Cola Co.,
2.68%, 3/17/20 – 3/20/20	100,000	98,434
2.69%, 3/16/20	30,000	29,534
2.95%, 12/12/19 – 12/13/19	192,000	190,008
3.02%, 9/25/19 – 9/26/19	195,000	193,892
Mondelez International, Inc.,
2.56%, 8/20/19 (a)	20,000	19,924
		531,792
Health Care Services (4.2%)
Catholic Health Initiatives,
2.64%, 8/2/19	15,000	14,965
2.65%, 8/22/19	12,938	12,891
2.66%, 8/1/19	15,000	14,966
2.67%, 9/6/19	29,709	29,572
2.82%, 7/30/19	48,000	47,899
2.87%, 7/22/19	31,455	31,405
United Healthcare Co.,
2.54%, 7/22/19	21,000	20,965
2.57%, 9/26/19 – 9/27/19	420,000	417,320
Walgreens Boots Alliance, Inc.,
2.58%, 1/15/20 – 1/31/20	100,000	98,452

2.77%, 8/23/19	5,000	4,980
		693,415
Hospitality (0.6%)
Marriott International, Inc.,
2.69%, 8/23/19	48,900	48,704
2.76%, 8/5/19	60,000	59,838
		108,542
Insurance (0.3%)
Marsh & Mclennan Co.
2.57%, 9/20/19 (a)	48,000	47,710

International Banks (4.7%)
Banque Federative du Credit Mutuel SA
2.96%, 2/3/20	200,000	197,365
BPCE SA
2.72%, 12/20/19	155,000	153,350
Lloyds Bank PLC
2.67%, 1/7/20	125,000	123,396
Reckitt Benckiser Treasury Services PLC,
2.79%, 2/3/20	25,000	24,639
2.79%, 2/6/20 (a)	25,000	24,634
2.81%, 3/4/20 (a)	50,000	49,181
2.90%, 10/10/19 – 10/11/19	30,000	29,793
2.91%, 10/15/19	25,000	24,820
Societe Generale
3.29%, 10/15/19 (a)	33,710	33,469
Suncorp Group Ltd.,
2.71%, 10/21/19	64,500	63,980
2.77%, 12/19/19	50,000	49,392
		774,019
Wireless Telecom Services (1.4%)
AT&T, Inc.,
2.68%, 12/10/19 (a)	5,000	4,940
2.82%, 12/2/19	158,900	157,081
Bell Canada,
2.57%, 9/20/19	25,000	24,847
2.72%, 8/28/19 (a)	19,000	18,915
2.87%, 11/8/19	35,400	35,057
		240,840
Total Commercial Paper (Cost $2,591,261)		2,594,464

Corporate Bonds (13.2%)
Domestic Banks (4.6%)
Branch Banking and Trust Company,
2.25%, 6/1/20 (c)	18,137	18,122
2.63%, 6/29/20 (c)	8,646	8,665
Citibank NA
2.10%, 6/12/20	16,850	16,821
Citigroup, Inc.,
2.40%, 2/18/20	148,501	148,524
2.45%, 1/10/20	64,393	64,411
HSBC Bank USA NA
2.35%, 3/5/20	137,402	137,437
ING Bank NV
2.45%, 3/16/20 (a)	52,870	52,934

Wells Fargo Bank NA,
2.15%, 12/6/19	100,000	99,912
2.40%, 1/15/20	220,000	220,084
		766,910
International Banks (8.6%)
ABN AMRO Bank NV
2.45%, 6/4/20 (a)(c)	37,673	37,705
American Express Credit Corp.,
2.20%, 3/3/20	2,677	2,675
2.38%, 5/26/20	113,490	113,555
ANZ New Zealand International Ltd.,
2.20%, 7/17/20 (a)(c)	27,900	27,874
2.60%, 9/23/19 (a)	10,000	10,008
Bank of Montreal,
1.75%, 9/11/19	12,000	11,987
2.10%, 6/15/20	15,888	15,862
Bank of Nova Scotia
2.15%, 7/14/20	2,750	2,750
Banque Federative du Credit Mutuel SA
2.20%, 7/20/20 (a)	9,524	9,514
BNP Paribas SA
2.38%, 5/21/20	12,856	12,858
BNZ International Funding Ltd.
2.40%, 2/21/20 (a)	41,975	42,006
BPCE SA,
2.25%, 1/27/20	30,250	30,231
2.50%, 7/15/19	61,700	61,697
Commonwealth Bank of Australia,
2.25%, 3/10/20 (a)	2,000	2,000
2.30%, 3/12/20	4,250	4,250
5.00%, 3/19/20 (a)	30,275	30,854
Cooperatieve Rabobank UA
4.75%, 1/15/20 (a)	3,000	3,038
DBS Group Holdings Ltd.
3 Month USD LIBOR + 0.49%, 2.94%, 9/9/19	17,684	17,700
ING Bank NV
2.50%, 10/1/19 (a)	25,050	25,056
Landesbank Hessen Thuringen
2.71%, 2/3/20	150,000	148,028
Lloyds Bank PLC,
2.40%, 3/17/20	24,130	24,122
5.80%, 1/13/20 (a)	26,260	26,731
Macquarie Bank Ltd.
2.40%, 1/21/20 (a)	30,514	30,512
Metropolitan Life Global Funding I
2.05%, 6/12/20 (a)	1,950	1,948
Mizuho Bank Ltd.
2.40%, 3/26/20 (a)	48,748	48,789
National Australia Bank Ltd.
2.25%, 1/10/20	8,000	7,996
National Bank of Canada
2.15%, 6/12/20	109,321	109,231
Skandinaviska Enskilda Banken AB
1.50%, 9/13/19	10,000	9,983
Sumitomo Mitsui Banking Corp.,
2.09%, 10/18/19	52,281	52,230
2.25%, 7/11/19	26,738	26,737
2.45%, 1/16/20	96,641	96,670
2.51%, 1/17/20	221,984	222,165

Sumitomo Mitsui Trust Bank Ltd.
1.95%, 9/19/19 (a)	10,290	10,279
Suncorp-Metway Ltd.
2.35%, 4/27/20 (a)	40,465	40,434
Toronto Dominion Bank
3.00%, 6/11/20	11,500	11,585
UBS AG,
2.35%, 3/26/20	16,269	16,281
2.38%, 8/14/19	39,025	39,020
UBS AG London
2.20%, 6/8/20 (a)(c)	30,390	30,379
Westpac Banking Corp.
3.05%, 5/15/20	9,458	9,522
		1,424,262
Total Corporate Bonds (Cost $2,185,248)		2,191,172

Floating Rate Notes (d) (51.3%)
Asset-Backed Diversified Financial Services (2.2%)
Collateralized Commercial Paper Co. LLC
2.79%, 8/23/19	75,000	75,036
Collateralized Commercial Paper II Co. LLC,
2.73%, 7/23/19 – 7/24/19 (a)	165,000	165,039
2.82%, 1/7/20 (a)	120,000	120,213
		360,288
Diversified Financial Services (0.1%)
American Express Credit Corp.,
3 Month USD LIBOR + 0.43%, 2.95%, 3/3/20	5,472	5,483
3 Month USD LIBOR + 0.73%, 3.25%, 5/26/20	11,566	11,631
		17,114
Domestic Banks (5.5%)
Bank of Montreal
2.63%, 9/6/19	50,000	50,018
Citibank NA, 3 Month USD LIBOR + 0.32%
2.90%, 5/1/20 (c)	24,000	24,031
Citigroup, Inc., 3 Month USD LIBOR + 0.79%
3.37%, 1/10/20	49,538	49,691
HSBC Bank USA NA
2.90%, 12/27/19	60,000	60,092
ING U.S. Funding LLC,
2.65%, 2/3/20 (a)	200,000	200,135
2.80%, 10/4/19	50,000	50,048
2.81%, 10/1/19	50,000	50,048
Mizuho Securities USA LLC,
3 Month USD LIBOR + 0.19%, 2.49%, 7/24/20 (a)	45,000	45,000
3 Month USD LIBOR + 0.20%, 2.54%, 9/24/19 (a)	40,000	40,019
1 Month USD LIBOR + 0.40%, 2.83%, 7/31/19	50,000	50,019
3 Month USD LIBOR + 0.31%, 2.89%, 1/31/20	50,000	50,070
Wells Fargo Bank NA,
1 Month USD LIBOR + 0.22%, 2.60%, 7/15/20	100,000	100,057
2.78%, 12/18/19	75,000	75,125
3 Month USD LIBOR + 0.23%, 2.83%, 1/15/20	19,105	19,124
3 Month USD LIBOR + 0.48%, 2.90%, 3/25/20	47,905	47,963
3 Month USD LIBOR + 0.65%, 3.12%, 12/6/19	5,850	5,866
		917,306

International Banks (43.5%)
ASB Finance Ltd. London,
2.60%, 4/14/20 (a)	125,000	125,059
2.73%, 8/23/19 (a)	100,000	100,052
2.78%, 11/22/19 (a)	150,000	150,195
2.82%, 12/10/19 (a)	100,000	100,157
2.87%, 10/22/19 (a)	100,000	100,106
Bank of Montreal,
2.65%, 12/19/19	150,000	150,150
2.80%, 12/23/19	150,000	150,253
Bank of Nova Scotia
2.59%, 9/20/19	25,000	25,012
Barclays Bank PLC,
2.86%, 12/30/19	175,000	175,198
2.91%, 4/14/20	120,000	120,186
BNZ International Funding Ltd.,
2.66%, 3/23/20 (a)	200,000	200,199
2.74%, 9/23/19 (a)	30,000	30,025
3 Month USD LIBOR + 0.70%, 3.22%, 2/21/20 (a)	4,410	4,428
Canadian Imperial Bank of Commerce,
2.62%, 5/1/20	95,000	95,027
2.73%, 7/29/19	100,000	100,016
2.80%, 9/20/19	111,000	111,095
2.80%, 12/23/19 (a)	150,000	150,260
Credit Suisse AG,
2.50%, 9/26/19	162,000	162,052
2.51%, 9/24/19	175,000	175,054
2.75%, 7/27/20	75,000	75,000
2.80%, 10/4/19 – 5/4/20	295,000	295,247
2.99%, 1/3/20	100,000	100,190
DBS Group Holdings Ltd., 3 Month USD LIBOR + 0.49%
2.94%, 6/8/20 (a)(c)	79,770	79,840
Federation Des Caisses,
2.43%, 6/22/20 (a)	300,000	299,983
HSBC Bank PLC,
2.55%, 9/25/19 (a)	100,000	100,048
2.59%, 2/28/20 (a)	14,533	14,536
2.70%, 7/22/19 (a)	110,000	110,023
Lloyds Bank PLC
2.62%, 12/27/19	185,000	185,134
Mizuho Bank Ltd.,
2.55%, 3/10/20	65,000	65,006
2.57%, 3/9/20	250,000	250,025
2.59%, 3/6/20	175,000	175,041
2.93%, 4/15/20	98,000	98,135
National Australia Bank Ltd., 3 Month USD LIBOR + 0.59%
3.17%, 1/10/20 (a)	9,000	9,027
Natixis NY,
2.75%, 1/21/20	200,000	200,345
2.81%, 1/10/20	75,000	75,068
Nordea Bank AB,
3 Month USD LIBOR + 0.47%, 3.00%, 5/29/20 (a)(c)	5,000	5,018
3 Month USD LIBOR + 0.62%, 3.22%, 9/30/19 (a)	1,000	1,001
Royal Bank of Canada,
2.49%, 9/20/19	125,000	125,037
2.96%, 1/9/20 (a)	195,000	195,334
Societe Generale,
2.75%, 6/1/20 (a)	200,000	200,026
2.92%, 12/16/19 (a)	100,000	100,212
Sumitomo Mitsui Banking Corp.,
3 Month USD LIBOR + 0.31%, 2.91%, 10/18/19	67,336	67,389

2.93%, 9/5/19	6,410	6,415
3 Month USD LIBOR + 0.35%, 2.94%, 1/17/20	132,653	132,840
2.95%, 7/11/19	87,740	87,748
2.99%, 5/1/20	15,000	15,034
3.11%, 1/31/20	34,000	34,042
Sumitomo Mitsui Trust Bank Ltd.,
2.75%, 7/25/19	200,000	200,054
2.79%, 7/9/19 – 4/20/20	410,250	410,289
Svenska Handelsbanken AB,
2.63%, 12/19/19	30,000	30,029
2.68%, 8/20/19	150,000	150,053
2.72%, 11/21/19	75,000	75,084
2.78%, 12/23/19	150,000	150,252
3 Month USD LIBOR + 0.49%, 2.96%, 9/6/19	24,547	24,575
Toronto Dominion Bank,
2.49%, 9/20/19	100,000	100,029
2.55%, 9/25/19 (a)	150,000	150,082
2.60%, 7/27/20	200,000	200,000
2.70%, 7/22/19	45,000	45,006
2.74%, 8/23/19 (a)	25,000	25,013
2.77%, 11/27/19 (a)	50,000	50,064
UBS AG London,
2.74%, 12/19/19 (a)	175,000	175,240
3 Month USD LIBOR + 0.58%, 3.03%, 6/8/20 (a)	15,000	15,081
Westpac Securities NZ Ltd.,
2.74%, 8/23/19 (a)	100,000	100,054
		7,228,173
Total Floating Rate Notes (Cost $8,517,101)		8,522,881

Repurchase Agreements (13.6%)
BMO Capital Markets Corp., (2.46%, dated 6/28/19, due 7/1/19; proceeds $60,012; fully collateralized by U.S. Government agency security, 0.00% due 10/9/19 and various Corporate Bonds, 1.60% - 7.13% due 7/21/19 - 5/15/69; valued at $62,997)	60,000	60,000
BNP Paribas Prime Brokerage, Inc., (2.59%, dated 6/28/19, due 7/1/19; proceeds $104,022; fully collateralized by various Corporate Bonds; 5.50% - 10.13% due 12/15/20 - 12/15/86 (e); valued at $110,006)	104,000	104,000
BNP Paribas Securities Corp., (2.71% (d), dated 3/14/19, due 3/16/20; proceeds $210,679; fully collateralized by various Corporate Bonds; 3.50% - 11.13% due 8/15/20 - 4/20/67 (e); valued at $217,168) (Demand 9/12/19)	205,000	205,000
BNP Paribas Prime Brokerage, Inc., (2.99% (d), dated 4/18/19, due 1/21/20; proceeds $342,735; fully collateralized by various Corporate Bonds; 4.34% - 13.00% due 3/15/20 - 12/15/86 (e); valued at $361,022) (Demand 7/1/19)	335,000	335,000
Citigroup Global Markets, Inc., (2.90% (d), dated 1/23/19, due 1/23/20; proceeds $102,940; fully collateralized by various Corporate Bonds; 5.20% - 11.25% due 1/15/20 - 10/1/46; valued at $106,068) (Demand 7/23/19)	100,000	100,000
ING Financial Markets LLC, (2.46%, dated 6/28/19, due 7/1/19; proceeds $1,000; fully collateralized by a Corporate Bond; 6.05% due 7/1/19 (e); valued at $1,050)	1,000	1,000
JP Morgan Securities LLC, (2.83% (d), dated 5/31/19, due 2/25/20; proceeds $35,743; fully collateralized by various Corporate Bonds; 5.00% - 7.25% due 8/15/20 - 11/1/41; valued at $37,193) (Demand 7/1/19)	35,000	35,000

JP Morgan Securities LLC, (2.94% (d), dated 3/5/19, due 12/2/19; proceeds $203,420; fully collateralized by various Corporate Bonds; 2.35% - 11.25% due 3/31/20 - 4/20/67 (e); valued at $211,464) (Demand 7/5/19)	199,000	199,000
Merrill Lynch Pierce Fenner & Smith, Inc., (2.69% (d), dated 6/20/19, due 12/18/20; proceeds $312,262; fully collateralized by various Common Stocks; valued at $315,028)	300,000	300,000
Pershing LLC, (2.57%, dated 6/28/19, due 7/1/19; proceeds $150,032; fully collateralized by various Corporate Bonds; 1.10% - 11.88% due 7/19/19 – 12/31/99 (e); valued at $158,584)	150,000	150,000
Scotia Capital USA, Inc., (2.56%, dated 6/28/19, due 7/1/19; proceeds $500,107; fully collateralized by various Corporate Bonds; 2.35% - 8.38% due 11/18/19 - 11/15/24; valued at $530,002)	500,000	500,000
SG Americas Securities LLC, (3.04% (d), dated 3/27/19, due 8/23/19; proceeds $71,893; fully collateralized by Convertible Bond, 3.25% due 8/1/39 and Common Stocks and Preferred Stocks valued at $74,603) (Demand 7/1/19)	71,000	71,000
Wells Fargo Securities LLC, (2.51% , dated 6/28/19, due 7/1/19; proceeds $1,000; fully collateralized by various Common Stocks and Preferred Stocks; valued at $1,050)	1,000	1,000
Wells Fargo Securities LLC, (2.54%, dated 6/20/19, due 9/20/19; proceeds $50,325; fully collateralized by various Corporate Bonds; 3.00% - 6.00% due 1/14/20 - 8/1/47; valued at $52,555)	50,000	50,000
Wells Fargo Securities LLC, (2.59%, dated 6/19/19, due 9/19/19; proceeds $40,265; fully collateralized by various Corporate Bonds; 1.38% - 5.38% due 6/15/20 - 3/15/50; valued at $42,040)	40,000	40,000
Wells Fargo Securities LLC, (2.74%, dated 6/20/19, due 9/20/19; proceeds $115,805; fully collateralized by various Corporate Bonds; 4.10% - 8.63% due 1/15/22 - 4/1/77; valued at $120,751)	115,000	115,000
Total Repurchase Agreements (Cost $2,266,000)		2,266,000
Total Investments (99.9%) (Cost $16,584,610) (f)(g)(h)		16,601,504
Other Assets in Excess of Liabilities (0.1%)		20,732
Net Assets (100.0%)		$16,622,236

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	The rates shown are the effective yields at the date of purchase.
(c)	All or a portion of the security is subject to delayed delivery.
(d)

Floating or variable rate securities: The rates disclosed are as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(e)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2019.

(f)	Securities are available for collateral in connection with securities purchased on a forward commitment basis.
(g)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended June 30, 2019, the Fund did not engage in any cross-trade transactions.

(h)

At June 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $17,397,000 and the aggregate gross unrealized depreciation is approximately $503,000, resulting in net unrealized appreciation of approximately $16,894,000.

LIBOR	London Interbank Offered Rate.

PJSC	Public Joint Stock Company.
USD	United States Dollar.

Portfolio Composition

Classification	Percentage of Total Investments
Floating Rate Notes	51.3%
Commercial Paper	15.6
Repurchase Agreements	13.7
Corporate Bonds	13.2
Certificates of Deposit	6.2
Total Investments	100.0%

Morgan Stanley Institutional Fund Trust

Ultra-Short Municipal Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2019 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Weekly Variable Rate Bonds (a) (41.3%)
Ascension Parish, LA, BASF Corp Project Ser 1995 (AMT)
1.94%, 3/1/25	$2,400	$2,400
Brazos, TX, River Harbor Navigation District BASF Corp. Project, Ser 1996 (AMT)
1.94%, 4/1/31	2,400	2,400
Clark County, NV, Airport Bonds, Ser 2008 A (AMT)
1.95%, 7/1/27 (b)	5,000	5,000
East Baton Rouge Parish Industrial Development Board, Inc.
2.00%, 6/1/29 (c)	4,300	4,300
Flint Hills Resources, Ser 2005
2.01%, 1/1/30	1,900	1,900
Hartford County, NC, Industrial Facilities and Pollution Control Financing Authority Industrial Development Revenue Bonds Nucor Corporation Project Series 2000 B (AMT)
2.15%, 11/1/33	1,600	1,600
Iowa State Finance Authority,
Midwestern Disaster Area Revenue Bonds Archer-Daniels-Midland Company Project Ser 2011
1.93%, 12/1/51	2,795	2,795
Solid Waste Facilities Revenue Bonds, Mid America Energy Company Project, Ser 2016 B (AMT)
1.99%, 12/1/46	2,500	2,500
Solid Waste Facilities Revenue Bonds, Mid America Energy Company Project, Ser 2017
1.97%, 12/1/47	5,500	5,500
Miami-Dade County, FL, Seaport Revenue Ser 2014 B (AMT)
1.98%, 10/1/50	7,000	7,000
New York State Energy Research & Development Authority Facilities, NY, Consolidated Edison Co Ser 2010 Subser A-3 (AMT)
2.00%, 6/1/36	1,100	1,100
Ohio Water Development Authority, Environmental Improvement Revenue Bonds, Waste Management, Inc. Project, Ser 2000B
1.97%, 7/1/20	1,900	1,900
Port Of Corpus Christi Authority of Nueces County, TX, Solid Waste Disposal Revenue Bonds Flint Hills Resources, LP Project Ser 2005 A
2.01%, 7/1/29 (c)	8,000	8,000
RBC Municipal Products Trust Inc, CO, City and County of Denver, CO Airport System – Subordinate Bonds Floater Certificates Ser 2019-G114
1.65%, 12/2/19 (c)	4,000	4,000
RBC Municipal Products Trust Inc, MA, Partners Healthcare System Adjustable Ser 2019 T-2 Floater Certificates
1.93%, 11/1/23 (c)	1,000	1,000
RBC Municipal Products Trust Inc, MS, Mississippi State Ser 2016 B, Floater Certificates
1.93%, 12/1/24 (c)	1,400	1,400
RBC Municipal Products Trust Inc, NY,
Metropolitan Transportation Authority Ser 2015 E-2 Floater Certificates
1.93%, 9/1/22 (c)	3,000	3,000
New York City Municipal Water Finance Authority Adjustable Ser 2019-CC Floater Certificates
1.93%, 11/15/22 (c)	4,000	4,000
New York City Variable Ser 2006 Subser I-5 Floater Certificates
1.93%, 5/1/23 (c)	7,000	7,000
RBC Municipal Products Trust Inc, OH, Kettering Health Network Obligation Group Adjustable Ser 2019 B Floater Certificates
1.93%, 10/1/24 (c)	2,000	2,000

RBC Municipal Products Trust Inc, SC, South Carolina Transportation Infrastructure Bank Ser 2017 A, Floater Certificates
1.79%, 10/1/19 (c)	1,500	1,500
Tender Option Bond Series Trust, California Statewide Communities Development Authority- Multifamily Housing Metropolitan Lofts SER 2007 A Puttable Floating Rate Receipts
1.98%, 2/1/53 (c)	1,000	1,000
Tender Option Bond Trust, DC, District of Columbia Housing Finance Agency, Multi-Family Housing Ser 2014 A Puttable Floating Rate Receipts
2.00%, 8/1/47 (c)	2,400	2,400
Tender Option Bond Trust, TX,
Harris County Cultural Education Facilities Financing Corporation Baylor College of Medicine Ser B Puttable Floating Rate Receipts
1.94%, 11/15/46 (c)	3,155	3,155
Harris County Cultural Education Facilities Financing Corporation Baylor College of Medicine Ser B Puttable Floating Rate Receipts
1.94%, 11/15/46 (c)	2,550	2,550
Texas, Veterans, Ser 2017
2.10%, 12/1/47	8,000	8,000
Total Weekly Variable Rate Bonds (Cost $87,400)		87,400

Closed-End Investment Companies (a) (9.3%)
BlackRock MuniYield Investment Fund Inc, (MYF), OT, VRDP (AMT)
2.05%, 6/1/41 (c)	7,000	7,000
BlackRock MuniYield Quality Fund III Inc, (MYI), OT, VRDP (AMT)
2.05%, 6/1/41 (c)	2,400	2,400
Nuveen AMT-Free Municipal Credit Income Fund, OT, Ser 1
1.98%, 12/1/43 (c)	4,000	4,000
Nuveen New York AMT Free Quality Municipal Income Fund 800, Ser E
1.70%, 5/1/47 (c)	3,800	3,800
Nuveen Quality Municipal Income Fund, Ser 2-2525 (AMT)
2.05%, 9/11/26 (c)	2,400	2,400
Total Closed-End Investment Companies (Cost $19,600)		19,600

Floating Rate Notes (a) (6.0%)
California Pollution Control Financing Authority,
Solid Waste Disposal Republic Services Inc. Ser 2017 A-1
1.90%, 7/15/19 (c)	1,000	1,000
Director of the State of Nevada Department of Business and Industry,
Variable Rate Demand Solid Waste Disposal Revenue Bonds, Republic Services, Inc. Project Set 2001 (AMT)
1.88%, 12/2/19 (c)	600	600
Harris County Cultural Education Facilities Finance Corp., TX,
Herman Health System Ser 2013 B
2.65%, 6/1/20	2,000	2,004
Kentucky Economic Development Finance Authority,
Solid Waste Refunding Revenue Bonds Republic Services Inc. Ser 2010 A (AMT)
1.60%, 9/3/19 (c)	2,420	2,421
Mississippi Business Finance Corp. Gulf Opportunity Zone Bonds,
National Rural Utilities Coast Electric Power Association Project Ser 2007 C
1.90%, 11/1/19	1,125	1,126
Montgomery County, MD,
CHE Trinity Health Credit Group Ser 2013
1.43%, 9/3/19	1,500	1,500
Port of Port Arthur Navigation District, TX,
Exempt Facilities, Emerald Renewable Diesel LLC Project, Ser 2018 (AMT)
1.90%, 10/3/19 (c)	4,000	4,000
Total Floating Rate Notes (Cost $12,650)		12,651

Quarterly Variable Rate Bonds (2.1%)
Franklin County, OH, CHE Trinity Health Credit Group Ser 2013 OH
1.75%, 8/1/19	1,200	1,200
Lewisburg, TN, Industrial Development Board Solid Waste Disposal Waste Management Tennessee Project Ser 2012 (AMT)
1.95%, 8/1/19	2,200	2,201
Pennsylvania Economic Development Financing Authority, Republic
1.95%, 7/15/19	1,000	1,000
Total Quarterly Variable Rate Bonds (Cost $4,400)		4,401
Commercial Paper (d) (22.3%)
Atlanta, GA Third Lien	1,367	1,367
Austin, TX Combined Utility Systems Ser A	2,500	2,499
Harris County, TX Notes Ser D	1,000	1,000
JEA, FL,
Water & Sewer System Sub Ser 2000 F-2
2.05%, 7/2/19 – 7/3/19	8,600	8,600
Los Angeles, CA Department of Airports Ser 2017 B-3 (AMT)	4,000	4,000
Louisville and Jefferson County, KY,
Metropolitan Sewer District Sewer and Drainage System Subordinated Program Notes, Ser 2018 A-2
1.43%, 8/13/19	2,000	2,000
1.65%, 8/30/19 – 9/18/19	2,000	2,000
1.67%, 7/25/19	1,500	1,500
Miami-Dade County, FL,
Seaport Revenue Series A-1 (AMT)
1.84%, 7/29/19	2,000	2,000
Water and Sewer Ser B-1
1.49%, 8/14/19	1,000	1,000
Omaha Public Power District, NE Ser A	3,000	3,000
Philadelphia, PA Airport System Revenue Ser B-2	3,200	3,199
San Antonio, TX,
Electric & Gas Systems Ser A
1.52%, 10/2/19	2,500	2,500
1.53%, 9/5/19	2,500	2,500
Water System Ser 2019 A-1
1.80%, 8/5/19	2,000	2,001
Texas A&M Tax-Exempt Revenue Financing System,
Ser B
1.56%, 10/3/19	4,000	4,000
1.58%, 11/5/19	4,000	3,999
Total Commercial Paper (Cost $47,167)		47,165

Municipal Bonds & Notes (20.6%)
Austin, TX,
Airport System Ser 2019 (AMT)
5.00%, 11/15/19	6,000	6,079
Barberton, OH,
2019 Ser BANs
3.00%, 4/16/20	1,270	1,285
Belmont County, OH
2.50%, 4/16/20	650	655
Dallas-Fort Worth, TX,
International Airport Joint Revenue Refunding Bonds, Ser 2013 E (AMT)
5.00%, 11/1/19	3,500	3,541
Euclid, OH,
2019 Ser BANs
3.00%, 4/30/20	1,325	1,342
Highland, NY,
Central School District BANs Ser 2019
2.50%, 9/26/19	1,168	1,170

Houston, TX,
Airport Sub Lien Ser 2011 A (AMT)
5.00%, 7/1/19	3,580	3,580
Indianapolis Public Schools (IPS), IN,
Multi School Building Corp., First Mortgage Refunding Bonds, Ser 2019
3.00%, 7/15/19	1,110	1,111
Kansas City, MO,
General Improvement Airport Refunding Revenue Bonds Ser 2013 A (AMT)
5.00%, 9/1/19	2,550	2,565
Kentucky Rural Water Finance Corp.,
Public Projects Construction Notes Ser 2018 E-1
2.25%, 3/1/20	1,000	1,001
Kentucky Turnpike Authority,
Economic Development Road Revenue Bonds Revitalization Projects Ser 2012 A
5.00%, 7/1/19	1,605	1,605
Miami-Dade County, FL,
Aviation Revenue Miami International Airport Series 2015 A (AMT)
5.00%, 10/1/19	4,585	4,627
Olmsted Falls, OH,
2019 BANs
3.00%, 6/11/20	1,365	1,383
Oregon Education District,
Certificate of Participation, Ser 2019 A
2.50%, 12/31/19	3,560	3,579
Port of Seattle, WA,
Refunding Ser 2011 B (AMT)
5.00%, 9/1/19	1,000	1,006
South-Western City, OH,
School District Ser 2019 BANs
3.00%, 12/5/19	1,900	1,912
Springfield, OH,
2019 Ser BANs
2.50%, 4/15/20	985	993
Texas,
Veterans Ser 2012
4.00%, 8/29/19	2,000	2,008
Yonkers, NY,
Ser 2019 BANs
3.00%, 12/17/19	4,000	4,023
Total Municipal Bonds & Notes (Cost $43,434)		43,465
Total Investments (101.6%) (Cost $214,651) (e)(f)(g)		214,682
Liabilities in Excess of Other Assets (-1.6%)		(3,369)
Net Assets (100.0%)		$211,313

(a)

Floating or variable rate securities: The rates disclosed are as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(b)	All or a portion of the security is subject to delayed delivery.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	The rates shown are the effective yields at the date of purchase.
(e)	Securities are available for collateral in connection with securities purchased on a forward commitment basis.
(f)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended June 30, 2019, the Fund did not engage in any cross-trade transactions.

(g)

At June 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $35,000 and the aggregate gross unrealized depreciation is approximately $4,000, resulting in net unrealized appreciation of approximately $31,000.

AMT	Alternative Minimum Tax.
BANs	Bond Anticipation Notes.
VRDP	Variable Rate Demand Preferred.

Portfolio Composition

Classification	Percentage of Total Investments
Weekly Variable Rate Bonds	40.7%
Commercial Paper	22.0
Municipal Bonds & Notes	20.2
Closed-End Investment Companies	9.1
Floating Rate Notes	5.9
Other*	2.1
Total Investments	100.0%

*                 Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund Trust

Notes to the Portfolio of Investments • June 30, 2019 (unaudited)

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820) - Disclosures Framework - Changes to Disclosure Requirements of Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

Security Valuation: Ultra-Short Income: Securities owned by the Fund are stated at amortized cost which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trust’s Board of Trustees (the “Trustees”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (4) certain senior collateralized loans (“Senior Loans”) are valued based on quotations received from an independent pricing service; (5) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (6) OTC swaps may be valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (7) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (8) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (“MSIM Limited”) (the “Sub-Adviser”), a wholly-owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (9) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (10) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust’s Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Value Measurement: FASB Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value each Fund’s investments as of June 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Global Strategist
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgage	$—	$183	$—		$183
Agency Fixed Rate Mortgages	—	13,331	—		13,331
Asset-Backed Securities	—	1,267	—		1,267
Collateralized Mortgage Obligation - Agency Collateral Series	—	166	—		166
Commercial Mortgage-Backed Securities	—	1,853	—		1,853
Corporate Bonds	—	53,486	—		53,486
Mortgages - Other	—	3,102	—		3,102
Sovereign	—	74,221	—		74,221
U.S. Treasury Securities	—	14,048	—		14,048
Total Fixed Income Securities	—	161,657	—		161,657
Common Stocks
Aerospace & Defense	892	979	—		1,871
Air Freight & Logistics	233	861	—		1,094
Airlines	12	58	—		70
Auto Components	138	257	—		395
Automobiles	25	2,155	—		2,180
Banks	8,084	9,005	—		17,089
Beverages	1,034	1,500	—		2,534
Biotechnology	910	441	—		1,351
Building Products	63	425	—		488
Capital Markets	1,590	1,377	—		2,967
Chemicals	825	1,698	—		2,523
Commercial Services & Supplies	333	676	—		1,009
Communications Equipment	764	278	—		1,042
Construction & Engineering	53	4,423	—		4,476
Construction Materials	—	371	—		371
Consumer Finance	308	5	—		313
Containers & Packaging	224	71	—		295
Distributors	24	55	—		79
Diversified Consumer Services	27	—	—		27
Diversified Financial Services	120	369	—		489
Diversified Telecommunication Services	2,469	2,071	—		4,540
Electric Utilities	1,461	1,305	—		2,766
Electrical Equipment	288	995	—		1,283
Electronic Equipment, Instruments & Components	173	94	—		267
Energy Equipment & Services	243	98	—	†	341	†
Entertainment	566	21	—		587
Equity Real Estate Investment Trusts (REITs)	1,343	866	—		2,209
Food & Staples Retailing	1,854	754	—		2,608
Food Products	584	2,839	—		3,423
Gas Utilities	57	270	—		327
Health Care Equipment & Supplies	1,575	698	—		2,273
Health Care Providers & Services	1,182	285	—		1,467
Health Care Technology	52	—	—		52
Hotels, Restaurants & Leisure	1,273	1,496	—		2,769
Household Durables	—	537	—		537
Household Products	1,039	549	—		1,588
Independent Power & Renewable Electricity Producers	36	53	—		89
Industrial Conglomerates	449	872	—		1,321
Information Technology Services	2,857	2,737	—		5,594
Insurance	904	3,486	—		4,390
Interactive Media & Services	1,330	62	—		1,392
Internet & Direct Marketing Retail	1,643	1,280	—		2,923
Leisure Products	26	38	—		64
Life Sciences Tools & Services	470	169	—		639
Machinery	723	1,156	—		1,879
Marine	—	128	—		128
Media	1,015	462	—		1,477
Metals & Mining	648	2,565	—		3,213
Multi-Line Retail	300	246	—		546
Multi-Utilities	863	849	—		1,712
Oil, Gas & Consumable Fuels	6,445	3,764	—		10,209
Paper & Forest Products	27	479	—		506
Personal Products	173	1,367	—		1,540
Pharmaceuticals	2,066	4,971	—		7,037
Professional Services	420	1,030	—		1,450
Real Estate Management & Development	93	5,829	—		5,922
Road & Rail	1,217	677	—		1,894
Semiconductors & Semiconductor Equipment	1,778	504	—		2,282
Software	2,617	773	—		3,390
Specialty Retail	958	558	—		1,516
Tech Hardware, Storage & Peripherals	2,851	—	—		2,851
Textiles, Apparel & Luxury Goods	314	1,607	—		1,921
Thrifts & Mortgage Finance	12	—	—		12
Tobacco	455	637	—		1,092
Trading Companies & Distributors	192	349	—		541
Transportation Infrastructure	45	4,699	—		4,744
Water Utilities	12	93	—		105
Wireless Telecommunication Services	179	658	—		837
Total Common Stocks	60,936	79,980	—	†	140,916	†
Right	—	—	—	†	—	†
Warrant	— @	—	—		—	@
Short-Term Investments
Investment Company	95,581	—	—		95,581
U.S. Treasury Security	—	4,890	—		4,890
Total Short-Term Investments	95,581	4,890	—		100,471
Foreign Currency Forward Exchange Contracts	—	445	—		445
Futures Contracts	1,829	—	—		1,829
Interest Rate Swap Agreement	—	38	—		38
Total Return Swap Agreements	—	398	—		398
Total Assets	158,346	247,408	—	†	405,754	†
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(1,416)	—		(1,416)
Futures Contracts	(445)	—	—		(445)
Total Return Swap Agreements	—	(1,232)	—		(1,232)
Total Liabilities	(445)	(2,648)	—		(3,093)
Total	$157,901	$244,760	$—	†	$402,661	†

@            Value is less than $500.

†                 Includes one or more securities which are valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Strategist	Common Stocks (000)		Right (000)
Beginning Balance	$—	@ †	$—
Purchases	—		—	†
Sales	(38)		—
Amortization of discount	—		—
Transfers in	—		—
Transfers out	—		—
Corporate actions	—		—
Change in unrealized appreciation (depreciation)	38		—
Realized gains (losses)	—		—
Ending Balance	$—	†	$—	†

Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2019	$38		$—

@            Value is less than $500.

†                 Includes one or more securities which are valued at zero.

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)		Total (000)
Global Multi-Asset Income
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—		$706		$—		$706
Commercial Mortgage-Backed Security	—		61		—		61
Corporate Bonds	—		1,989		—		1,989
Sovereign	—		3,661		—		3,661
U.S. Treasury Securities	—		1,194		—		1,194
Total Fixed Income Securities	—		7,611		—		7,611
Common Stocks
Aerospace & Defense	—		19		—		19
Air Freight & Logistics	—		31		—		31
Airlines	—		1		—		1
Auto Components	5		8		—		13
Automobiles	—		80		—		80
Banks	145		210		—		355
Beverages	7		28		—		35
Biotechnology	5		8		—		13
Building Products	—		5		—		5
Capital Markets	4		20		—		24
Chemicals	2		63		—		65
Commercial Services & Supplies	—		22		—		22
Communications Equipment	—		3		—		3
Construction & Engineering	—	@	172		—		172
Construction Materials	—		5		—		5
Containers & Packaging	—		1		—		1
Distributors	—		2		—		2
Diversified Financial Services	—		—	@	—		—	@
Diversified Telecommunication Services	25		51		—		76
Electric Utilities	70		57		—		127
Electrical Equipment	—		18		—		18
Energy Equipment & Services	—		—	@	—		—	@
Entertainment	—		4		—		4
Equity Real Estate Investment Trusts (REITs)	479		229		—		708
Food & Staples Retailing	13		12		—		25
Food Products	2		50		—		52
Gas Utilities	29		56		—		85
Health Care Equipment & Supplies	10		14		—		24
Health Care Providers & Services	7		8		—		15
Health Care Technology	—	@	—		—		—	@
Hotels, Restaurants & Leisure	—		38		—		38
Household Durables	—		10		—		10
Household Products	6		6		—		12
Independent Power & Renewable Electricity Producers	—	@	2		—		2
Industrial Conglomerates	—		33		—		33
Information Technology Services	15		99		—		114
Insurance	15		65		—		80
Interactive Media & Services	—		—	@	—		—	@
Internet & Direct Marketing Retail	—		48		—		48
Leisure Products	—		2		—		2
Life Sciences Tools & Services	1		3		—		4
Machinery	—		18		—		18
Marine	—		2		—		2
Media	4		13		—		17
Metals & Mining	7		29		—		36
Multi-Line Retail	—		3		—		3
Multi-Utilities	64		54		—		118
Oil, Gas & Consumable Fuels	379		53		—		432
Paper & Forest Products	—		18		—		18
Personal Products	1		23		—		24
Pharmaceuticals	13		94		—		107
Professional Services	—		24		—		24
Real Estate Management & Development	5		428		—		433
Road & Rail	9		19		—		28
Semiconductors & Semiconductor Equipment	—		11		—		11
Software	1		35		—		36
Specialty Retail	—		15		—		15
Textiles, Apparel & Luxury Goods	—		55		—		55
Tobacco	3		1		—		4
Trading Companies & Distributors	—		2		—		2
Transportation Infrastructure	2		270		—		272
Water Utilities	35		20		—		55
Wireless Telecommunication Services	6		8		—		14
Total Common Stocks	1,369		2,678		—		4,047
Investment Companies	1,379		—		—		1,379
Right	—		—		—	†	—	†
Short-Term Investments
Investment Company	2,304		—		—		2,304
U.S. Treasury Security	—		30		—		30
Total Short-Term Investments	2,304		30		—		2,334
Foreign Currency Forward Exchange Contracts	—		13		—		13
Futures Contracts	55		—		—		55
Credit Default Swap Agreement	—		3		—		3
Total Return Swap Agreements	—		20		—		20
Total Assets	5,107		10,355		—	†	15,462	†
Liabilities:
Foreign Currency Forward Exchange Contracts	—		(11)		—		(11)
Futures Contracts	(13)		—		—		(13)
Total Return Swap Agreement	—		(15)		—		(15)
Total Liabilities	(13)		(26)		—		(39)
Total	$5,094		$10,329		$—	†	$15,423	†

@            Value is less than $500.

†                 Includes one security which is valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Multi-Asset Income	Common Stock (000)		Right (000)
Beginning Balance	$—	@	$—	†
Purchases	—		—
Sales	—	@	—
Amortization of discount	—		—
Transfers in	—		—
Transfers out	—		—
Corporate actions	—		—
Change in unrealized appreciation (depreciation)	2		—	†
Realized gains (losses)	(2)		—
Ending Balance	$—		$—	†

Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2019	$—		$—	†

@            Value is less than $500.

†                 Includes one security which is valued at zero.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Discovery
Assets:
Common Stocks
Aerospace & Defense	$9,096	$—	$—	$9,096
Biotechnology	23,666	—	—	23,666
Capital Markets	15,262	—	—	15,262
Commercial Services & Supplies	36,952	—	—	36,952
Containers & Packaging	14,022	—	—	14,022
Diversified Consumer Services	9,315	—	—	9,315
Entertainment	44,807	—	—	44,807
Health Care Equipment & Supplies	44,035	—	—	44,035
Health Care Providers & Services	40,359	—	—	40,359
Health Care Technology	42,445	—	2,760	45,205
Hotels, Restaurants & Leisure	13,796	—	—	13,796
Household Durables	22,028	—	—	22,028
Information Technology Services	180,285	14,468	—	194,753
Interactive Media & Services	100,607	—	—	100,607
Internet & Direct Marketing Retail	73,235	—	—	73,235
Machinery	9,452	—	—	9,452
Pharmaceuticals	13,924	—	—	13,924
Professional Services	9,294	—	—	9,294
Software	147,010	—	—	147,010
Specialty Retail	13,462	—	—	13,462
Total Common Stocks	863,052	14,468	2,760	880,280
Call Options Purchased		906		906
Short-Term Investments
Investment Company	124,218	—	—	124,218
Repurchase Agreements	—	11,930	—	11,930
Total Short-Term Investments	124,218	11,930	—	136,148
Total Assets	$987,270	$27,304	$2,760	$1,017,334

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Discovery	Common Stock (000)
Beginning Balance	$—
Purchases	2,693
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	67
Realized gains (losses)
Ending Balance	$2,760

Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2019	$67

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2019. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment’s fair value as of June 30, 2019.

Discovery	Fair Value at June 30, 2019 (000)	Valuation Technique	Unobservable Input	Amount(*)		Impact to Valuation from an Increase in Input(**)
Common Stock	$2,760	Market Transaction Method	Precedent Transaction	$378.16		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	15.0%		Decrease
			Perpetual Growth Rate	3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	0.8	x	Increase
			Discount for Lack of Marketability	10.0%		Decrease

(*)              Amount is indicative of the weighted average.

(**)       Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Core Plus Fixed Income
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgage	$—	$144	$—	$144
Agency Fixed Rate Mortgages	—	81,486	—	81,486
Asset-Backed Securities	—	55,306	—	55,306
Collateralized Mortgage Obligations - Agency Collateral Series	—	2,185	—	2,185
Commercial Mortgage-Backed Securities	—	13,357	—	13,357
Corporate Bonds	—	153,894	—	153,894
Mortgages - Other	—	55,607	—	55,607
Municipal Bonds	—	2,489	—	2,489
Sovereign	—	36,061	—	36,061
U.S. Agency Security	—	2,235	—	2,235
U.S. Treasury Securities	—	44,125	—	44,125
Total Fixed Income Securities	—	446,889	—	446,889
Short-Term Investments
Investment Company	44,098	—	—	44,098
U.S. Treasury Securities	—	5,754	—	5,754
Total Short-Term Investments	44,098	5,754	—	49,852
Foreign Currency Forward Exchange Contracts	—	67	—	67
Futures Contracts	473	—	—	473
Total Assets	44,571	452,710	—	497,281
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(105)	—	(105)
Futures Contracts	(271)	—	—	(271)
Total Liabilities	(271)	(105)	—	(376)
Total	$44,300	$452,605	$—	$496,905

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Corporate Bond
Assets:
Fixed Income Securities
Corporate Bonds	$—	$121,212	$—	$121,212
Short-Term Investments
Investment Company	8,813	—	—	8,813
U.S. Treasury Security	—	1,850	—	1,850
Total Short-Term Investments	8,813	1,850	—	10,663
Futures Contracts	442	—	—	442
Total Assets	9,255	123,062	—	132,317
Liabilities:
Futures Contracts	(423)	—	—	(423)
Interest Rate Swap Agreement	—	(255)	—	(255)
Total Liabilities	(423)	(255)	—	(678)
Total	$8,832	$122,807	$—	$131,639

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
High Yield
Assets:
Fixed Income Securities
Corporate Bonds	$—	$193,699	$—	$193,699
Variable Rate Senior Loan Interests	—	11,456	—	11,456
Total Fixed Income Securities	—	205,155	—	205,155
Common Stocks
Auto Components	—	1	—	1
Equity Real Estate Investment Trusts (REITs)	—	269	—	269
Machinery	—	—	5	5
Semiconductors & Semiconductor Equipment	—	66	—	66
Trading Companies & Distributors	—	63	—	63
Total Common Stocks	—	399	5	404
Participation Notes	—	30	—	30
Short-Term Investment
Investment Company	286	—	—	286
Total Assets	$286	$205,584	$5	$205,875

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The Fund calculated the weighted averages of the unobservable inputs relative to each investment’s fair value as of June 30, 2019.

High Yield	Common Stock (000)
Beginning Balance	$24
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(19)
Realized gains (losses)	—
Ending Balance	$5

Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2019	$(19)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2019:

High Yield	Fair Value at June 30, 2019 (000)	Valuation Technique	Unobservable Input	Amount (*)		Impact to Valuation from an increase in input (**)
Common Stock	$5	Market Comparable Companies	Enterprise Value/EBITDA	3.9	x	Increase
			Discount for Lack of Marketability	40.0%		Decrease

(*)              Amount is indicative of the weighted average.

(**)       Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Short Duration Income
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$1,302	$—	$1,302
Agency Bonds - Consumer Discretionary (U.S. Government Guaranteed)	—	395	—	395
Agency Fixed Rate Mortgages	—	1,822	—	1,822
Asset-Backed Securities	—	38,755	—	38,755
Collateralized Mortgage Obligations - Agency Collateral Series	—	1,107	—	1,107
Commercial Mortgage-Backed Securities	—	315	—	315
Corporate Bonds	—	153,399	—	153,399
Mortgages - Other	—	11,726	—	11,726
Sovereign	—	738	—	738
U.S. Agency Security	—	2,298	—	2,298
Total Fixed Income Securities	—	211,857	—	211,857
Short-Term Investments
Commercial Paper	—	14,133	—	14,133
Investment Company	1,265	—	—	1,265
U.S. Treasury Security	—	1,339	—	1,339
Total Short-Term Investments	1,265	15,472	—	16,737
Total Assets	1,265	227,329	—	228,594
Liabilities:
Futures Contract	(152)	—	—	(152)
Total	$1,113	$227,329	$—	$228,442

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Strategic Income
Assets:
Fixed Income Securities
Asset-Backed Securities	$—	$1,550	$—	$1,550
Collateralized Mortgage Obligation - Agency Collateral Series	—	8	—	8
Commercial Mortgage-Backed Securities	—	317	—	317
Corporate Bonds	—	3,727	—	3,727
Mortgages - Other	—	1,241	—	1,241
Sovereign	—	1,283	—	1,283
U.S. Treasury Securities	—	712	—	712
Total Fixed Income Securities	—	8,838	—	8,838
Short-Term Investments
Investment Company	946	—	—	946
Sovereign	—	29	—	29
U.S. Treasury Securities	—	526	—	526
Total Short-Term Investments	946	555	—	1,501
Foreign Currency Forward Exchange Contracts	—	5	—	5
Total Assets	946	9,398	—	10,344
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(5)	—	(5)
Futures Contracts	(74)	—	—	(74)
Credit Default Swap Agreements	—	(3)	—	(3)
Total Liabilities	(74)	(8)	—	(82)
Total	$872	$9,390	$—	$10,262

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Ultra-Short Income
Assets:
Short-Term Investments
Certificates of Deposit	$—	$1,026,987	$—	$1,026,987
Commercial Paper	—	2,594,464	—	2,594,464
Corporate Bonds	—	2,191,172	—	2,191,172
Floating Rate Notes	—	8,522,881	—	8,522,881
Repurchase Agreements	—	2,266,000	—	2,266,000
Total Short-Term Investments	—	16,601,504	—	16,601,504
Total Assets	$—	$16,601,504	$—	$16,601,504

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Ultra-Short Municipal Income
Assets:
Short-Term Investments
Weekly Variable Rate Bonds	—	87,400	—	87,400
Closed-End Investment Companies	$—	$19,600	$—	$19,600
Floating Rate Notes	—	12,651	—	12,651
Quarterly Variable Rate Bonds	—	4,401	—	4,401
Commercial Paper	—	47,165	—	47,165
Municipal Bonds & Notes	—	43,465	—	43,465
Total Short-Term Investments	—	214,682	—	214,682
Total Assets	$—	$214,682	$—	$214,682

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.